UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - December 31, 2005

Item 1:	Reports to Shareholders

Vanguard® Balanced Index Fund

 > Annual Report

December 31, 2005

> Vanguard Balanced Index Fund returned a bit less than 5% during the year ended December 31, 2005.

> The stock market produced modest gains for investors. Bond returns were weak, as the Federal Reserve Board continued its effort to temper inflationary pressures through a series of interest rate increases.

> The fund’s performance was in line with that of both the average balanced fund and its target composite index.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Your Fund's After-Tax Returns	28
About Your Fund's Expenses	29
Glossary	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005
Total Return

Vanguard Balanced Index Fund

Investor Shares	4.7%

Admiral™Shares[1]	4.8

Institutional Shares[2]	4.8

Balanced Composite Index[3]	4.8

Average Balanced Fund[4]	4.7

Your Fund’s Performance at a Glance
December 31, 2004–December 31, 2005

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard Balanced Index Fund

Investor Shares	$19.45	$19.81	$0.530	$0.000

Admiral Shares	19.45	19.82	0.547	0.000

Institutional Shares	19.46	19.82	0.553	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3	Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI® US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
4	Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Vanguard Balanced Index Fund returned 4.7% for Investor Shares in 2005. The lower-cost Admiral and Institutional Shares each returned 4.8%. The fund’s stock portion saw modest gains, reflecting the low-key performance of the broad U.S. stock market. The performance of the fund’s bond portfolio, which posted a small positive return, was influenced primarily by the Federal Reserve Board’s actions to control inflationary pressures.

The first table on page 1 displays the total returns (capital change plus reinvested distributions) for each of the fund’s three share classes, its average mutual fund competitor, and the unmanaged composite benchmark. The second table provides details about starting and ending net asset values for each share class, as well as the fund’s income distributions.

As of December 31, the yield of the fund’s Investor Shares was 2.8%, an increase of 0.4 percentage point over its level at the beginning of 2005. If you hold the fund in a taxable account, you may wish to review our report on the fund’s after-tax returns on page 28.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad market returned 6.3% for the 12 months.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding a bit more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

Market Barometer
Average Annual Total Returns Periods Ended December 31, 2005

	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%
Russell 2000 Index (Small-caps)	4.6	22.1	8.2
Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1
MSCI All Country World Index ex USA (International)	17.1	26.2	6.7
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%
Lehman Municipal Bond Index	3.5	4.4	5.6
Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2
CPI
Consumer Price Index	3.4%	2.8%	2.5%

The fund met its objective amid challenging stock and bond markets

The Balanced Index Fund once again fulfilled its mission to capture the return of its composite target index, which gauges the performances of the broad U.S. stock and bond markets. The 6.2% return of the fund's stock portion closely mirrored the return of the equity component in the composite benchmark. (As noted in our semiannual report, the equity component was changed in May from the Dow Jones Wilshire 5000 Index to the Morgan Stanley Capital International(R)(MSCI) US Broad Market Index.) The energy and utilities sectors--which together represented about 12% of the fund's stock assets--provided outsized gains relative to their weightings in the index. Indeed, ExxonMobil, ConocoPhillips, and Schlumberger were among the stock portfolio's largest positive contributors.

A number of stocks in the health care sector--particularly health insurers--also did very well and made sizable contributions to the index's result. A few of the index's more economically sensitive sectors, including materials and consumer discretionary, produced lackluster returns.

The 2.4% return of the fund's bond portion matched that of the Lehman Aggregate Bond Index, the other component of the composite index. This outcome was the result of a 4.4% income return and a -2.0% capital loss. The bond portion was affected in different ways during the year by rising

Expense Ratios:[1] Your fund compared with its peer group
Expense Ratio

Balanced Index Fund

Investor Shares	0.20%

Admiral Shares	0.11

Institutional Shares	0.08

Average Balanced Fund	1.28

1   Fund expense ratios reflect the fiscal year ended December 31, 2005. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

short-term interest rates and the flattening of the yield curve. Higher rates at the short end of the maturity spectrum resulted in price declines for short-term securities, while declining rates at the longer end made for solid returns there.

The fund has posted excellent long-term results

As I noted in the previous section, the Balanced Index Fund's goal is remarkably simple. Over the long run, as in 2005, the fund has done an impressive job of meeting its index-tracking objective. The table below shows that a hypothetical investment of $10,000 made in the fund on December 31, 1995, would have grown to $21,988 by year-end 2005. A similar investment in the average balanced fund would have fallen short by more than $2,700.

Also, the fund's ending balance would have been just $238 shy of the ending value for the target composite index--a theoretical construct that has no operating or transaction costs to reduce its return.

While the stock and bond markets' returns are beyond our control, I would like to applaud the portfolio managers in Vanguard's Fixed Income and Quantitative Equity Groups for their dedication and their skill at capturing the benchmark's results. The fund's record reflects the managers' ongoing efforts to develop superior portfolio-construction and trading methods for index fund management. Because of the fund's remarkably low costs, the rewards of their efforts accrue almost entirely to shareholders.

Total Returns
	Ten Years Ended December 31, 2005
	Average Annual Return	Final Value of a $10,000 Initial Investment

Balanced Index Fund Investor Shares	8.2%	$21,988

Balanced Composite Index	8.3	22,226

Average Balanced Fund	6.8	19,251

Spliced Total Stock Market Index[1]	9.1	23,964

1 Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter.

Don’t look to the past for clues to the future

Many investors take cues for their current or future investing behavior by looking at what has happened in the past. While considering past performance may be useful, it is just one of several factors to think about.

A more valuable strategy is to consider how a particular investment fits in your overall mix of assets. Vanguard believes that the most prudent way to achieve your financial goals is to carefully assess your needs and risk tolerance, then select appropriate investments among stock, bond, and money market funds to help you attain your goals. By tuning out market “noise” and following a disciplined program—based on asset allocation, diversification, and cost control—you can increase your likelihood of success.

With its reliance on the indexing tenets of broad diversification, marketlike performance, and low costs, and its moderate 60%/40% stock-bond mix, the Balanced Index Fund can be an appropriate holding for many investors. It can play a practical role as either a broadly diversified, single-fund portfolio or as a “core” component of a portfolio to which you may add other indexed or actively managed holdings.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer
January 13, 2006

Fund Profile
As of December 31, 2005

Total Fund Characteristics

Yield
Investor Shares	2.8%
Admiral Shares	2.9%
Institutional Shares	2.9%
Turnover Rate	31%
Expense Ratio
Investor Shares	0.20%
Admiral Shares	0.11%
Institutional Shares	0.08%
Short-Term Reserves	0%

Total Fund Volatility Measures

	Fund	Composite Index[1]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.92	1.00
Beta	0.99	1.00	0.59	1.00

Sector Diversification (% of equity portfolio)

	Fund	Broad Index[2]
Consumer Discretionary	12%	12%
Consumer Staples	8	8
Energy	9	9
Financials	22	22
Health Care	13	13
Industrials	11	11
Information Technology	16	16
Materials	3	3
Telecommunication Services	3	3
Utilities	3	3

Ten Largest Stocks3 (% of equity portfolio)

General Electric Co.	conglomerate	2.6%

ExxonMobil Corp.	energy and utilities	2.5

Microsoft Corp.	software	1.8

Citigroup, Inc.	banking	1.8

The Procter & Gamble Co.	consumer product
	manufacturers	1.4

Bank of America Corp.	banking	1.3

Johnson & Johnson	pharmaceuticals	1.3

Pfizer Inc.	pharmaceuticals	1.2

Altria Group, Inc.	tobacco	1.1

Intel Corp.	electronics	1.1

Top Ten		16.1%

Top Ten as % of Total Net Assets		9.5%

Fund Asset Allocation

1 Balanced Composite Index: Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad
    Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
2 MSCI US Broad Market Index.
3 “Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Equity Characteristics

	Fund	Broad Index[1]
Number of Stocks	3,641	3,995
Median Market Cap	$29.9B	$29.9B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	2.8x	2.8x
Dividend Yield	1.7%	1.7%
Return on Equity	17.3%	17.3%
Earnings Growth Rate	13.3%	13.2%
Foreign Holdings	0.1%	0.0%

Fixed Income Characteristics

	Fund	Broad Index[2]
Number of Bonds	1,769	6,453
Yield to Maturity	5.1%3	5.1%
Average Coupon	5.4%	5.2%
Average Effective Maturity	7.1 years	7.1 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.6 years	4.6 years

Distribution by Credit Quality4
(% of fixed income portfolio)

Aaa	78%
Aa	5
A	9
Baa	8

Equity Investment Focus

Fixed Income Investment Focus

Sector Diversification5
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	5%
Finance	9
Foreign	3
Government Mortgage-Backed	35
Industrial	10
Treasury/Agency	36
Utilities	2

1 MSCI US Broad Market Index.
2 Lehman Aggregate Bond Index.
3 Before expenses.
4 Moody’s Investors Service.
5 The agency and mortage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See pages 31 and 32 for a glossary of investment terms.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

Cumulative Performance Legend

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Balanced Index Fund Investor Shares[1]	4.65%	3.77%	8.20%	$21,988

Spliced Total Stock Market Index[2]	6.08	2.07	9.13	23,964

Lehman Aggregate Bond Index	2.43	5.87	6.16	18,189

Balanced Composite Index[3]	4.84	3.97	8.31	22,226

Average Balanced Fund[4]	4.69	2.58	6.77	19,251

	One Year	Five Years	Since Inception[5]	Final Value of a $100,000 Investment

Balanced Index Fund Admiral Shares	4.79%	3.86%	3.72%	$120,637

Spliced Total Stock Market Index[2]	6.08	2.07	1.50	107,938

Lehman Aggregate Bond Index	2.43	5.87	6.37	137,282

Balanced Composite Index[3]	4.84	3.97	3.81	121,161

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2 Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter.
3 Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
4 Derived from data provided by Lipper Inc.
5 November 13, 2000.

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of
	One Year	Five Years	Since Inception[1]	a $5,000,000 Investment

Balanced Index Fund Institutional Shares	4.77%	3.91%	4.17%	$6,155,203

Spliced Total Stock Market Index[2]	6.08	2.07	2.29	5,610,531

Lehman Aggregate Bond Index	2.43	5.87	6.21	6,790,718

Balanced Composite Index[3]	4.84	3.97	4.17	6,152,859

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

	Balanced Index Fund Investor Shares			Balanced Composite
	Capital Return	Income Return	Total Return	Index[3] Total Return

1996	10.0%	3.9%	13.9%	14.0%

1997	18.2	4.0	22.2	22.4

1998	14.3	3.6	17.9	18.1

1999	10.2	3.4	13.6	13.4

2000	-5.1	3.1	-2.0	-2.2

2001	-6.3	3.3	-3.0	-3.1

2002	-12.4	2.9	-9.5	-9.0

2003	16.7	3.2	19.9	20.1

2004	6.5	2.8	9.3	9.3

2005	1.9	2.8	4.7	4.8

1 December 1, 2000.
2 Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter.
3 Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
Note: See Financial Highlights tables on pages 19, 20, and 21 for dividend and capital gains information.

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
Home Depot, Inc.	717,154	29,030	0.4%
Time Warner, Inc.	1,539,396	26,847	0.3%
†Other-Consumer Discretionary		513,750	6.4%
		569,627	7.1%
Consumer Staples
The Procter & Gamble Co.	1,147,281	66,405	0.8%
Altria Group, Inc.	693,056	51,785	0.7%
Wal-Mart Stores, Inc.	834,516	39,055	0.5%
PepsiCo, Inc.	557,900	32,961	0.4%
The Coca-Cola Co.	717,733	28,932	0.4%
†Other-Consumer Staples		168,134	2.1%
		387,272	4.9%
Energy
ExxonMobil Corp.	2,105,671	118,276	1.5%
Chevron Corp.	757,207	42,987	0.5%
ConocoPhillips Co.	441,806	25,704	0.3%
†Other-Energy		244,692	3.1%
		431,659	5.4%
Financials
Citigroup, Inc.	1,726,579	83,791	1.1%
Bank of America Corp.	1,346,443	62,138	0.8%
American International Group, Inc.	736,592	50,258	0.6%
JPMorgan Chase & Co.	1,173,126	46,561	0.6%
Wells Fargo & Co.	564,000	35,436	0.4%

	Shares	Market Value• ($000)	Percentage of Net Assets
Wachovia Corp.	527,044	27,860	0.4%
MBNA Corp.	399,249	10,840	0.1%
Student Loan Corp.	1,350	282	0.0%
†Other-Financials		710,077	8.9%
		1,027,243	12.9%
Health Care
Johnson & Johnson	993,423	59,705	0.7%
Pfizer Inc.	2,461,453	57,401	0.7%
*Amgen, Inc.	412,214	32,507	0.4%
UnitedHealth Group Inc.	454,100	28,218	0.3%
Merck & Co., Inc.	733,598	23,336	0.3%
Medtronic, Inc.	404,712	23,299	0.3%
Wyeth	448,110	20,644	0.3%
Abbott Laboratories	519,414	20,480	0.3%
†Other-Health Care		359,067	4.5%
		624,657	7.8%
Industrials
General Electric Co.	3,540,228	124,085	1.6%
†Other-Industrials		402,184	5.0%
		526,269	6.6%
Information Technology
Microsoft Corp.	3,219,893	84,200	1.1%
Intel Corp.	2,034,851	50,790	0.6%
International Business Machines Corp.	533,174	43,827	0.5%
*Cisco Systems, Inc.	2,135,461	36,559	0.5%
Hewlett-Packard Co.	964,482	27,613	0.3%
*Google Inc.	63,824	26,478	0.3%
QUALCOMM Inc.	544,756	23,468	0.3%
*Dell Inc.	761,077	22,825	0.3%
*Apple Computer, Inc.	277,286	19,934	0.3%
†Other-Information Technology		418,775	5.3%
		754,469	9.5%
†Materials		151,680	1.9%

Telecommunication Services
AT&T Inc.	1,305,687	31,976	0.4%
Verizon Communications Inc.	924,000	27,831	0.4%
Sprint Nextel Corp.	938,413	21,921	0.3%
†Other-Telecommunication Services		50,708	0.6%
		132,436	1.7%
†Utilities		163,120	2.0%
Total Common Stocks (Cost $3,583,363)		4,768,432	59.8%[1]

	Shares	Market Value• ($000)	Percentage of Net Assets

U.S. Government and Agency Obligations

U.S. Government Securities

U.S. Treasury Bonds

8.875%, 2/15/19	25,750	36,633	0.5%
7.625%, 11/15/22	22,350	30,179	0.4%
8.500%, 2/15/20	18,630	26,158	0.3%
8.875%, 8/15/17	17,225	23,943	0.3%
5.250%-13.250%, 11/15/12-5/15/30	118,085	152,475	1.9%

U.S. Treasury Notes
3.625%, 6/30/07	76,625	75,751	0.9%
4.250%, 8/15/13	54,950	54,460	0.7%
4.250%, 11/15/13	49,300	48,838	0.6%
3.875%, 5/15/09	38,650	38,046	0.5%
3.375%, 10/15/09	33,150	32,016	0.4%
2.750%, 8/15/07	26,775	26,085	0.3%
6.125%, 8/15/07	22,775	23,376	0.3%
2.625%-6.500%, 3/31/07-5/15/14	224,735	222,257	2.8%

		790,217	9.9%
Agency Bonds and Notes

[2] Federal Home Loan Bank
3.625%, 1/15/08	25,000	24,489	0.3%
3.625%-7.625%, 4/16/07-6/18/14	54,625	56,056	0.7%

[2] Federal Home Loan Mortgage Corp.
3.625%-7.000%, 3/15/07-3/15/31	112,640	114,866	1.4%

[2] Federal National Mortgage Assn
6.625%, 10/15/07	21,500	22,194	0.3%
3.625%-7.250%, 1/15/07-11/15/30	88,920	93,745	1.2%

†Other—Agency Bonds and Notes		25,735	0.3%

		337,085	4.2%
Mortgage-Backed Securities

[2] Federal Home Loan Mortgage Corp.
4.000%-10.000%, 3/1/06-12/1/35	428,358	423,000	5.3%

[2] Federal National Mortgage Assn
4.000%-10.500%, 6/1/06-11/1/35	549,022	543,105	6.9%

Government National Mortgage Assn
4.500%-11.000%, 5/15/08-11/15/35	119,499	120,921	1.5%

		1,087,026	13.7%

Total U.S. Government and Agency Obligations
(Cost $2,213,663)		2,214,328	27.8%

	Shares	Market Value• ($000)	Percentage of Net Assets
Corporate Bonds
†Asset-Backed/Commercial Mortgage-Backed Securities		200,087	2.5%

Finance
Banking
Bank of America Corp. 4.250%-7.400%, 10/1/10-3/8/35	9,750	9,653	0.1%
BankBoston NA 6.375%, 4/15/08	1,000	1,033	0.0%
Citicorp Capital II 8.015%, 2/15/27	1,050	1,118	0.0%
Citigroup, Inc. 3.625%-6.625%, 2/15/08-12/11/34	11,750	12,013	0.2%
Fleet Capital Trust II 7.920%, 12/11/26	500	529	0.0%
Fleet Financial Group, Inc. 6.875%, 1/15/28	600	700	0.0%
NB Capital Trust IV 8.250%, 4/15/27	1,000	1,070	0.0%
†Other—Banking		91,977	1.2%

†Brokerage		43,905	0.6%

Finance Companies
General Electric Capital Corp. 2.800%-6.750%, 1/15/07-3/15/32	19,550	19,968	0.3%
MBNA America Bank NA 4.625%-5.375%, 1/15/08-8/3/09	1,500	1,513	0.0%
MBNA Corp. 5.000%-6.125%, 3/1/13-6/15/15	700	724	0.0%
†Other-Finance Companies		40,443	0.5%

Insurance
GE Global Insurance Holdings Corp. 6.450%-7.750%, 3/1/19-6/15/30	975	1,095	0.0%
†Other-Insurance		26,670	0.3%

†Real Estate Investment Trusts		15,178	0.2%

†Other-Finance		2,968	0.0%
		270,557	3.4%
Industrial
†Basic Industry		22,902	0.3%

	Shares	Market Value• ($000)	Percentage of Net Assets
Capital Goods
General Electric Co. 5.000%, 2/1/13	2,125	2,122	0.0%
†Other-Capital Goods		33,003	0.4%

†Communication		81,774	1.0%
†Consumer Cyclical		49,981	0.6%
†Consumer Noncyclical		60,403	0.8%
†Energy		24,586	0.3%
†Technology		12,393	0.2%
†Transportation		14,040	0.2%
†Industrial-Other		2,283	0.0%
		303,487	3.8%
Utilities
†Electric		43,078	0.5%
†Natural Gas		13,612	0.2%
		56,690	0.7%
Total Corporate Bonds (Cost $832,070)		830,821	10.4%
†Sovereign Bonds (U.S. Dollar-Denominated) (Cost $103,841)		104,332	1.3%
†Taxable Municipal Bonds (Cost $6,372)		6,749	0.1%
Temporary Cash Investments
U.S. Government Obligation
[2] Federal National Mortgage Assn [3] 3.969%, 1/11/2006	3,000	2,997	0.1%
	Shares
Money Market Fund
[4] Vanguard Market Liquidity Fund, 4.274%	27,944,466	27,944	0.3%
[4] Vanguard Market Liquidity Fund, 4.274%-Note E	21,543,861	21,544	0.3%
		49,488	0.6%
Total Temporary Cash Investments (Cost $52,485)		52,485	0.7%[1]
[5] Total Investments (Cost $6,791,794)		7,977,147	100.1%
Other Assets and Liabilities
Other Assets-Note B		110,192	1.4%
Liabilities-Note E		(114,748)	(1.5%)
		(4,556)	(0.1%)
Net Assets		7,972,591	100.0%

At December 31, 2005, net assets consisted of:[6]
Amount ($000)

Paid-in Capital	6,964,033

Overdistributed Net Investment Income	(9,320)

Accumulated Net Realized Losses	(167,895)

Unrealized Appreciation (Depreciation)

Investment Securities	1,185,353

Futures Contracts	(235)

Swap Contracts	655

Net Assets	7,972,591

Investor Shares-Net Assets

Applicable to 206,824,880 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	4,098,179

Net Asset Value Per Share-Investor Shares	$19.81

Admiral Shares-Net Assets

Applicable to 93,865,938 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,860,018

Net Asset Value Per Share-Admiral Shares	$19.82

Institutional Shares-Net Assets

Applicable to 101,652,140 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,014,394

Net Asset Value Per Share-Institutional Shares	$19.82

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.0% and 0.5%, respectively, of net assets. See Note C in Notes to Financial
    Statements.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $20,717,000, representing 0.3%
    of net assets.
6 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Year Ended December 31, 2005
($000)
Investment Income
Income
Dividends	79,960
Interest[1]	137,537
Security Lending	895
Total Income	218,392
Expenses
The Vanguard Group-Note B
Investment Advisory Services	169
Management and Administrative
Investor Shares	7,264
Admiral Shares	1,090
Institutional Shares	899
Marketing and Distribution
Investor Shares	926
Admiral Shares	210
Institutional Shares	379
Custodian Fees	299
Auditing Fees	23
Shareholders' Reports
Investor Shares	218
Admiral Shares	4
Institutional Shares	—
Trustees' Fees and Expenses	11
Total Expenses	11,492
Net Investment Income	206,900
Realized Net Gain (Loss)
Investment Securities Sold	(35,708)
Futures Contracts	3,484
Swap Contracts	(1,553)
Realized Net Gain (Loss)	(33,777)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	182,906
Futures Contracts	(444)
Swap Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	182,448
Net Increase (Decrease) in Net Assets Resulting from Operations	355,571

1 Interest income from an affiliated company of the fund was $1,927,000.

Statement of Changes in Net Assets

Year Ended December 31,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	206,900	175,339
Realized Net Gain (Loss)	(33,777)	(15,517)
Change in Unrealized Appreciation (Depreciation)	182,448	442,003
Net Increase (Decrease) in Net Assets Resulting from Operations	355,571	601,825
Distributions
Net Investment Income
Investor Shares	(118,086)	(115,741)
Admiral Shares	(40,080)	(23,851)
Institutional Shares	(52,446)	(41,123)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(210,612)	(180,715)
Capital Share Transactions-Note F
Investor Shares	(657,569)	505,942
Admiral Shares	880,079	148,245
Institutional Shares	321,258	431,962
Net Increase (Decrease) from Capital Share Transactions	543,768	1,086,149
Total Increase (Decrease)	688,727	1,507,259
Net Assets
Beginning of Period	7,283,864	5,776,605
End of Period1	7,972,591	7,283,864

1 Including undistributed (overdistributed) net investment income of ($9,320,000) and ($5,726,000).

Financial Highlights

Investor Shares
Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.45	$18.27	$15.65	$17.86	$19.08
Investment Operations
Net Investment Income	.52	.49	.44	.52	.591
Net Realized and Unrealized Gain (Loss) on Investments	.37	1.19	2.63	(2.21)	(1.189)
Total from Investment Operations	.89	1.68	3.07	(1.69)	(.598)
Distributions
Dividends from Net Investment Income	(.53)	(.50)	(.45)	(.52)	(.597)
Distributions from Realized Capital Gains	—	—	—	—	(.025)
Total Distributions	(.53)	(.50)	(.45)	(.52)	(.622)
Net Asset Value, End of Period	$19.81	$19.45	$18.27	$15.65	$17.86
Total Return[1]	4.65%	9.33%	19.87%	-9.52%	-3.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,098	$4,674	$3,895	$2,990	$3,117
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.66%	2.68%	3.14%	3.26%
Portfolio Turnover Rate	31%[2]	26%	27%	40%	33%

1 Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.
2 Includes activity related to a change in the fund’s equity target index.

Admiral Shares
Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.45	$18.28	$15.65	$17.86	$19.08
Investment Operations
Net Investment Income	.547	.497	.462	.529	.602
Net Realized and Unrealized Gain (Loss) on Investments	.370	1.190	2.630	(2.206)	(1.189)
Total from Investment Operations	.917	1.687	3.092	(1.677)	(.587)
Distributions
Dividends from Net Investment Income	(.547)	(.517)	(.462)	(.533)	(.608)
Distributions from Realized Capital Gains	—	—	—	—	(.025)
Total Distributions	(.547)	(.517)	(.462)	(.533)	(.633)
Net Asset Value, End of Period	$19.82	$19.45	$18.28	$15.65	$17.86
Total Return	4.79%	9.37%	20.02%	-9.45%	-2.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,860	$954	$750	$481	$471
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.75%	2.74%	3.22%	3.32%
Portfolio Turnover Rate	31%[1]	26%	27%	40%	33%

1 Includes activity related to a change in the fund's equity target index.

Institutional Shares
Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.46	$18.28	$15.65	$17.86	$19.08
Investment Operations
Net Investment Income	.543	.512	.47	.54	.612
Net Realized and Unrealized Gain (Loss) on Investments	.370	1.190	2.63	(2.21)	(1.189)
Total from Investment Operations	.913	1.702	3.10	(1.67)	(.577)
Distributions
Dividends from Net Investment Income	(.553)	(.522)	(.47)	(.54)	(.618)
Distributions from Realized Capital Gains	—	—	—	—	(.025)
Total Distributions	(.553)	(.522)	(.47)	(.54)	(.643)
Net Asset Value, End of Period	$19.82	$19.46	$18.28	$15.65	$17.86
Total Return	4.77%	9.45%	20.07%	-9.41%	-2.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,014	$1,656	$1,131	$807	$599
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.78%	2.79%	3.27%	3.37%
Portfolio Turnover Rate	31%[1]	26%	27%	40%	33%

1 Includes activity related to a change in the fund’s equity target index.
   See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4.     Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

5.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $938,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $118,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income.

For tax purposes, at December 31, 2005, the fund had $1,132,000 of ordinary income available for distribution. The fund had available realized losses of $168,341,000 to offset future net capital gains of $5,524,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, $61,006,000 through December 31, 2013, and $9,708,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $1,185,353,000, consisting of unrealized gains of $1,534,201,000 on securities that had risen in value since their purchase and $348,848,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	27	8,470	(112)

Russell 2000 Index	11	3,731	(60)

E-mini S&P 500 Index	40	2,509	(39)

S&P MidCap 400 Index	5	1,858	(24)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2005, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer[1]	Notional Amount ($000)	Floating Interest Rate Paid[2]	Unrealized Appreciation (Depreciation) ($000)
Commercial Mortgage-Backed Securities Index
1/1/06	UBS	47,000	4.241%	239
2/1/06	UBS	47,000	4.441	—
4/30/06	BA	53,000	4.290	266
6/1/06	UBS	13,000	4.241	66
Federal Home Loan Mortgage Corp., 6.000% 30-Year
2/28/06	UBS	4,000	3.751	15
Federal National Mortgage Assn., 4.500% 15-Year
1/31/06	UBS	2,000	3.831	14
2/28/06	UBS	3,000	4.041	18
4/1/06	UBS	3,000	4.021	—
Federal National Mortgage Assn., 5.000% 15-Year
1/31/06	UBS	6,000	4.131	22
Federal National Mortgage Assn., 5.500% 15-Year
1/31/06	UBS	1,000	4.151	1
Federal National Mortgage Assn., 6.000% 30-Year
1/31/06	UBS	5,000	4.061	9
1/31/06	UBS	3,000	4.061	5
Federal National Mortgage Assn., 6.500% 30-Year
1/31/06	UBS	1,000	3.721	—
655

1 BA—Bank of America.
  UBS—UBS Warburg.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D.     During the year ended December 31, 2005, the fund purchased $978,006,000 of investment securities and sold $779,856,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,857,316,000 and $1,527,505,000, respectively.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $20,375,000, for which the fund received cash collateral of $21,544,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	845,376	43,478	1,171,330	63,047

Issued in Lieu of Cash Distributions	113,798	5,851	111,080	5,931

Redeemed	(1,616,743)	(82,752)	(776,468)	(41,852)

Net Increase (Decrease)-Investor Shares	(657,569)	(33,423)	505,942	27,126

Admiral Shares

Issued	1,117,478	57,068	289,211	15,574

Issued in Lieu of Cash Distributions	36,340	1,858	21,469	1,146

Redeemed	(273,739)	(14,108)	(162,435)	(8,733)

Net Increase (Decrease)-Admiral Shares	880,079	44,818	148,245	7,987

Institutional Shares

Issued	475,155	24,431	562,908	30,231

Issued in Lieu of Cash Distributions	52,018	2,669	40,719	2,173

Redeemed	(205,915)	(10,558)	(171,665)	(9,198)

Net Increase (Decrease)-Institutional Shares	321,258	16,542	431,962	23,206

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets-investment summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia,
Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $76,284,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 35.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares1
Periods Ended December 31, 2005

	One Year	Five Years	Ten Years

Returns Before Taxes	4.65%	3.77%	8.20%

Returns After Taxes on Distributions	3.87	2.78	6.88

Returns After Taxes on Distributions and Sale of Fund Shares	3.21	2.65	6.38

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

Balanced Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,036.72	$1.03
Admiral Shares	1,000.00	1,037.71	0.56
Institutional Shares	1,000.00	1,037.86	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41

1	These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month peiod, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 29 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997—2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc., since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a request
in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2005: $23,000
Fiscal Year Ended December 31, 2004: $26,100

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2005: $2,152,740
Fiscal Year Ended December 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2005: $382,200
Fiscal Year Ended December 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2005: $0
Fiscal Year Ended December 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: SEE BELOW

Vanguard Balanced Index Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

Common Stocks (59.8%)[1]

Consumer Discretionary (7.1%)
Home Depot, Inc.	717,154	29,030
Time Warner, Inc.	1,539,396	26,847
* Comcast Corp. Class A	643,078	16,694
Lowe's Cos., Inc.	247,521	16,500
The Walt Disney Co.	671,632	16,099
Target Corp.	280,847	15,438
Viacom Inc. Class B	459,432	14,977
* eBay Inc.	339,280	14,674
McDonald's Corp.	417,701	14,085
News Corp., Class A	824,106	12,815
Carnival Corp.	148,461	7,938
* Starbucks Corp.	256,750	7,705
* Liberty Media Corp.	895,939	7,051
The McGraw-Hill Cos., Inc.	124,820	6,444
Best Buy Co., Inc.	139,574	6,069
Federated Department Stores, Inc.	89,249	5,920
Staples, Inc.	245,485	5,575
NIKE, Inc. Class B	62,155	5,394
Omnicom Group Inc.	60,824	5,178
* Kohl's Corp.	103,353	5,023
Gannett Co., Inc.	81,513	4,937
* Amazon.com, Inc.	103,192	4,865
Clear Channel Communications, Inc.	154,057	4,845
J.C. Penney Co., Inc. (Holding Co.)	85,337	4,745
Harley-Davidson, Inc.	91,683	4,721
Johnson Controls, Inc.	64,314	4,689
Starwood Hotels & Resorts Worldwide, Inc.	72,720	4,644
Ford Motor Co.	595,473	4,597
Yum! Brands, Inc.	95,280	4,467
* Sears Holdings Corp.	38,546	4,453
* Coach, Inc.	126,020	4,202
Harrah's Entertainment, Inc.	58,227	4,151
Marriott International, Inc. Class A	61,503	4,119
Fortune Brands, Inc.	48,541	3,787
TJX Cos., Inc.	157,147	3,651
The Gap, Inc.	205,328	3,622
* DIRECTV Group, Inc.	254,971	3,600
* Bed Bath & Beyond, Inc.	98,759	3,570
International Game Technology	113,919	3,506
D. R. Horton, Inc.	93,998	3,359
* Office Depot, Inc.	105,705	3,319
* Apollo Group, Inc. Class A	51,078	3,088
Centex Corp.	42,840	3,063
^ General Motors Corp.	151,084	2,934
Hilton Hotels Corp.	120,911	2,915
Pulte Homes, Inc.	73,232	2,882
* ^ Sirius Satellite Radio, Inc.	424,452	2,844
* Chico's FAS, Inc.	60,264	2,647
H & R Block, Inc.	104,826	2,573
Nordstrom, Inc.	68,688	2,569
Limited Brands, Inc.	114,800	2,566
Genuine Parts Co.	58,074	2,551
* IAC/InterActiveCorp	90,086	2,550
Black & Decker Corp.	27,084	2,355
Lennar Corp. Class A	37,065	2,262
Eastman Kodak Co.	95,871	2,243
Tribune Co.	72,878	2,205
Newell Rubbermaid, Inc.	91,925	2,186
* Univision Communications Inc.	74,256	2,182
* Expedia, Inc.	90,086	2,158
Mattel, Inc.	135,798	2,148
Wendy's International, Inc.	38,561	2,131
Harman International Industries, Inc.	21,286	2,083
* XM Satellite Radio Holdings, Inc.	74,079	2,021
KB HOME	27,218	1,978
* EchoStar Communications Corp. Class A	71,159	1,933
Darden Restaurants Inc.	49,401	1,921
Abercrombie & Fitch Co.	28,763	1,875
Whirlpool Corp.	22,243	1,863
Tiffany & Co.	47,963	1,837
* Liberty Global Inc. Class A	79,630	1,792
Sherwin-Williams Co.	39,339	1,787
* AutoZone Inc.	19,300	1,771
* Cablevision Systems NY Group Class A	74,901	1,758
Dollar General Corp.	91,045	1,736
Royal Caribbean Cruises, Ltd.	38,180	1,720
* Liberty Global, Inc. Series C	78,930	1,673
* Comcast Corp. Special Class A	64,798	1,665
VF Corp.	29,785	1,648
Michaels Stores, Inc.	45,816	1,621
* Advance Auto Parts, Inc.	36,885	1,603
* Mohawk Industries, Inc.	18,092	1,574
* MGM Mirage, Inc.	42,550	1,560
* Getty Images, Inc.	17,473	1,560
* NTL Inc.	22,911	1,560
Knight Ridder	24,566	1,555
* NVR, Inc.	2,060	1,446
Leggett & Platt, Inc.	62,958	1,446
* Williams-Sonoma, Inc.	33,317	1,438
Washington Post Co. Class B	1,864	1,426
Circuit City Stores, Inc.	62,883	1,421
Ross Stores, Inc.	48,815	1,411
* Interpublic Group of Cos., Inc.	143,116	1,381
* Toll Brothers, Inc.	39,376	1,364
The Stanley Works	28,285	1,359
* Lamar Advertising Co. Class A	28,941	1,335
Station Casinos, Inc.	19,583	1,328
* AutoNation, Inc.	61,077	1,327
E.W. Scripps Co. Class A	27,536	1,322
^ Garmin Ltd.	19,800	1,314
* Discovery Holding Co. Class A	86,393	1,309
Liz Claiborne, Inc.	36,329	1,301
Brunswick Corp.	31,308	1,273
Foot Locker, Inc.	53,132	1,253
PETsMART, Inc.	48,803	1,252
GTECH Holdings Corp.	39,288	1,247
Jones Apparel Group, Inc.	40,140	1,233
Family Dollar Stores, Inc.	49,684	1,232
New York Times Co. Class A	46,508	1,230
ServiceMaster Co.	98,621	1,179
* Career Education Corp.	34,938	1,178
Brinker International, Inc.	30,067	1,162
BorgWarner, Inc.	19,166	1,162
Polo Ralph Lauren Corp.	20,498	1,151
* O'Reilly Automotive, Inc.	35,924	1,150
Hasbro, Inc.	54,315	1,096
American Eagle Outfitters, Inc.	46,670	1,072
* Pixar, Inc.	20,038	1,056
Beazer Homes USA, Inc.	14,100	1,027
Reebok International Ltd.	17,088	995
Gentex Corp.	50,554	986
* CarMax, Inc.	35,421	980
Ryland Group, Inc.	13,530	976
Outback Steakhouse, Inc.	22,649	942
* The Cheesecake Factory Inc.	25,092	938
* The Goodyear Tire & Rubber Co.	53,957	938
* ^ Wynn Resorts Ltd.	16,954	930
* ITT Educational Services, Inc.	15,702	928
RadioShack Corp.	43,037	905
Barnes & Noble, Inc.	20,293	866
* AnnTaylor Stores Corp.	24,928	861
* Urban Outfitters, Inc.	33,400	845
* Dollar Tree Stores, Inc.	35,268	844
Claire's Stores, Inc.	28,741	840
Service Corp. International	100,359	821
Standard Pacific Corp.	21,938	807
* Penn National Gaming, Inc.	24,076	793
* Laureate Education Inc.	15,066	791
* La Quinta Corp. REIT	68,620	764
Snap-On Inc.	19,735	741
Polaris Industries, Inc.	14,490	727
* Education Management Corp.	21,383	717
MDC Holdings, Inc.	11,240	697
* Weight Watchers International, Inc.	14,036	694
Dex Media, Inc.	25,500	691
Belo Corp. Class A	32,250	690
SCP Pool Corp.	17,878	665
* R.H. Donnelley Corp.	10,780	664
Meredith Corp.	12,589	659
* Panera Bread Co.	10,000	657
Lear Corp.	22,719	647
Boyd Gaming Corp.	13,556	646
* Pacific Sunwear of California, Inc.	25,748	642
Dow Jones & Co., Inc.	18,011	639
* Saks Inc.	37,751	636
Applebee's International, Inc.	27,339	618
OfficeMax, Inc.	24,157	613
* Timberland Co.	18,768	611
* Sonic Corp.	20,694	610
* Tractor Supply Co.	11,349	601
Regis Corp.	15,412	594
* Scientific Games Corp.	21,394	584
Dillard's Inc.	23,195	576
* Payless ShoeSource, Inc.	22,850	574
* Gaylord Entertainment Co.	13,140	573
CBRL Group, Inc.	16,257	571
Ruby Tuesday, Inc.	21,833	565
* Quiksilver, Inc.	40,640	562
* Hovnanian Enterprises Inc. Class A	11,276	560
* Charming Shoppes, Inc.	41,256	545
Borders Group, Inc.	24,317	527
Choice Hotel International, Inc.	12,400	518
Maytag Corp.	26,895	506
* Valassis Communications, Inc.	17,348	504
* Tommy Hilfiger Corp.	31,000	503
Thor Industries, Inc.	12,482	500
* Men's Wearhouse, Inc.	16,892	497
* Meritage Corp.	7,900	497
John Wiley & Sons Class A	12,598	492
* Aeropostale, Inc.	18,700	492
Harte-Hanks, Inc.	18,599	491
* Jarden Corp.	16,193	488
Reader's Digest Association, Inc.	32,000	487
Lee Enterprises, Inc.	13,098	483
* Rent-A-Center, Inc.	25,370	478
American Greetings Corp. Class A	21,744	478
International Speedway Corp.	9,855	472
Strayer Education, Inc.	5,000	469
* Big Lots Inc.	38,342	460
* Zale Corp.	17,598	443
Wolverine World Wide, Inc.	19,675	442
* P.F. Chang's China Bistro, Inc.	8,900	442
* Marvel Entertainment, Inc.	26,770	438
* Guitar Center, Inc.	8,752	438
* Carter's, Inc.	7,294	429
* Jack in the Box Inc.	12,200	426
Ethan Allen Interiors, Inc.	11,659	426
* ^ Netflix.com, Inc.	15,450	418
* The Warnaco Group, Inc.	15,600	417
* CEC Entertainment Inc.	12,175	414
Tupperware Corp.	18,490	414
Westwood One, Inc.	25,368	413
* DeVry, Inc.	20,668	413
* Dick's Sporting Goods, Inc.	12,363	411
Arbitron Inc.	10,783	410
Phillips-Van Heusen Corp.	12,600	408
Catalina Marketing Corp.	16,077	408
* Linens 'n Things, Inc.	15,300	407
The McClatchy Co. Class A	6,883	407
* GameStop Corp Class A	12,733	405
Orient-Express Hotel Ltd.	12,600	397
Matthews International Corp.	10,814	394
Furniture Brands International Inc.	17,073	381
* Coldwater Creek Inc.	12,412	379
The Yankee Candle Co., Inc.	14,750	378
Dana Corp.	51,895	373
* The Children's Place Retail Stores, Inc.	7,500	371
* Corinthian Colleges, Inc.	31,391	370
* Entercom Communications Corp.	12,294	365
* PETCO Animal Supplies, Inc.	16,600	364
Media General, Inc. Class A	7,157	363
* Fossil, Inc.	16,804	361
* Nutri/System Inc.	9,990	360
* Aztar Corp.	11,800	359
Winnebago Industries, Inc.	10,742	357
* Rare Hospitality International Inc.	11,738	357
* Champion Enterprises, Inc.	26,000	354
* DreamWorks Animation SKG, Inc.	14,408	354
Modine Manufacturing Co.	10,838	353
Cooper Tire & Rubber Co.	22,693	348
Jackson Hewitt Tax Service Inc.	12,500	346
* Bright Horizons Family Solutions, Inc.	9,300	345
* Too Inc.	12,198	344
* Scholastic Corp.	11,900	339
Building Materials Holding Corp.	4,900	334
* Hibbett Sporting Goods, Inc.	11,518	328
* WCI Communities, Inc.	12,150	326
* The Pantry, Inc.	6,900	324
* Pinnacle Entertainment, Inc.	13,100	324
* Select Comfort Corp.	11,625	318
Callaway Golf Co.	22,904	317
ArvinMeritor, Inc.	21,481	309
Stage Stores, Inc.	10,162	303
* Tenneco Automotive, Inc.	15,260	299
* Visteon Corp.	47,152	295
* Genesco, Inc.	7,600	295
* Insight Enterprises, Inc.	14,998	294
* Shuffle Master, Inc.	11,613	292
* The Dress Barn, Inc.	7,494	289
* Sotheby's Holdings Class A	15,574	286
K-Swiss, Inc.	8,800	285
IHOP Corp.	6,051	284
* TRW Automotive Holdings Corp.	10,700	282
Interactive Data Corp.	12,233	278
ADVO, Inc.	9,751	275
Domino's Pizza, Inc.	11,200	271
Regal Entertainment Group Class A	14,200	270
American Axle & Manufacturing Holdings, Inc.	14,536	266
Burlington Coat Factory Warehouse Corp.	6,537	263
United Auto Group, Inc.	6,800	260
Oxford Industries, Inc.	4,700	257
The Pep Boys (Manny, Moe & Jack)	17,240	257
Aaron Rents, Inc. Class B	12,175	257
* LKQ Corp.	7,380	255
* Papa John's International, Inc.	4,300	255
* Vail Resorts Inc.	7,700	254
* The Sports Authority, Inc.	8,129	253
Pier 1 Imports Inc.	28,984	253
* CCE Spinco, Inc.	19,257	252
* Columbia Sportswear Co.	5,284	252
Citadel Broadcasting Corp.	18,600	250
Liberty Corp.	5,328	249
* Six Flags, Inc.	32,179	248
Bob Evans Farms, Inc.	10,733	248
* Red Robin Gourmet Burgers	4,700	240
Finish Line, Inc.	13,675	238
Christopher & Banks Corp.	12,602	237
* The Gymboree Corp.	10,100	236
Warner Music Group Corp.	12,112	233
Brown Shoe Co., Inc.	5,500	233
^ La-Z-Boy Inc.	17,047	231
* CSK Auto Corp.	15,110	228
* Fleetwood Enterprises, Inc.	18,200	225
* Life Time Fitness, Inc.	5,879	224
Brookfield Homes Corp.	4,479	223
Talbots Inc.	7,978	222
* Group 1 Automotive, Inc.	7,051	222
CKE Restaurants Inc.	16,251	220
* Hot Topic, Inc.	15,369	219
* Gemstar-TV Guide International, Inc.	83,311	217
Kellwood Co.	9,100	217
* Cumulus Media Inc.	17,430	216
Tuesday Morning Corp.	10,273	215
* Texas Roadhouse, Inc.	13,800	215
Sonic Automotive, Inc.	9,599	214
Journal Register Co.	14,275	213
Cato Corp. Class A	9,898	212
Blockbuster Inc. Class A	56,186	211
* RCN Corp.	8,935	210
* ProQuest Co.	7,489	209
* Gamestop Corp Class B	7,141	206
* Emmis Communications, Inc.	10,365	206
* Alliance Gaming Corp.	15,635	204
* RC2 Corp.	5,700	202
Hearst-Argyle Television Inc.	8,411	201
Landry's Restaurants, Inc.	7,384	197
* WMS Industries, Inc.	7,800	196
Hollinger International, Inc.	21,809	195
Blyth, Inc.	9,324	195
* Blount International, Inc.	12,237	195
* ^ Tempur-Pedic International Inc.	16,636	191
Fred's, Inc.	11,750	191
Lennar Corp. Class B	3,364	191
Stein Mart, Inc.	10,466	190
* California Pizza Kitchen, Inc.	5,900	189
Nautilus Inc.	9,900	185
* 99 Cents Only Stores	17,529	183
* Guess ?, Inc.	5,100	182
* priceline.com, Inc.	8,122	181
* Steiner Leisure Ltd.	5,085	181
Ameristar Casinos, Inc.	7,954	181
* Universal Technical Institute Inc.	5,778	179
Stewart Enterprises, Inc. Class A	33,000	179
* Cox Radio, Inc.	12,678	179
* Jos. A. Bank Clothiers, Inc.	4,100	178
Speedway Motorsports, Inc.	4,985	173
* Alderwoods Group, Inc.	10,781	171
* Blue Nile Inc.	4,207	170
* ^ Cabela's Inc.	10,100	168
* MarineMax, Inc.	5,300	167
* JAKKS Pacific, Inc.	7,961	167
^ Superior Industries International, Inc.	7,479	166
* Ryan's Restaurant Group, Inc.	13,750	166
* Keystone Automotive Industries, Inc.	5,211	164
The Marcus Corp.	6,900	162
The Stride Rite Corp.	11,900	161
* TiVo Inc.	31,250	160
Steven Madden, Ltd.	5,458	160
M/I Homes, Inc.	3,900	158
* ^ Leapfrog Enterprises, Inc.	13,180	154
* William Lyon Homes, Inc.	1,500	151
* ValueVision Media, Inc.	11,940	150
* GSI Commerce, Inc.	9,727	147
Big 5 Sporting Goods Corp.	6,700	147
Technical Olympic USA, Inc.	6,953	147
* Steak n Shake Co.	8,582	145
* Helen of Troy Ltd.	9,000	145
Bandag, Inc.	3,393	145
Lithia Motors, Inc.	4,600	145
* Radio One, Inc.	14,000	144
* Charter Communications, Inc.	117,432	143
* Radio One, Inc. Class D	13,800	143
Lone Star Steakhouse & Saloon, Inc.	6,000	142
* Isle of Capri Casinos, Inc.	5,797	141
* K2 Inc.	13,764	139
Journal Communications, Inc.	9,939	139
* Iconix Brand Group Inc.	13,490	137
^ Pre-Paid Legal Services, Inc.	3,580	137
* Stamps.com Inc.	5,950	137
Sinclair Broadcast Group, Inc.	14,800	136
* Source Interlink Cos., Inc.	12,091	134
* Entravision Communications Corp.	18,529	132
* Aftermarket Technology Corp.	6,629	129
Movado Group, Inc.	6,976	128
* Volcom, Inc.	3,714	126
* J. Jill Group, Inc.	6,600	126
Levitt Corp. Class A	5,450	124
Russell Corp.	9,200	124
Monaco Coach Corp.	9,194	122
* Cost Plus, Inc.	7,100	122
* Interface, Inc.	14,743	121
* ^ Overstock.com, Inc.	4,262	120
Triarc Cos., Inc. Class B	8,007	119
* Drew Industries, Inc.	4,200	118
Handleman Co.	9,500	118
* CKX, Inc.	8,973	117
AFC Enterprises, Inc.	7,585	115
Ambassadors Group, Inc.	5,000	114
Oakley, Inc.	7,788	114
* Provide Commerce Inc.	3,420	113
* Cosi, Inc.	13,580	113
* Charlotte Russe Holding Inc.	5,400	112
* Mediacom Communications Corp.	20,480	112
* Skechers U.S.A., Inc.	7,300	112
* BJ's Restaurants Inc.	4,856	111
* Audiovox Corp.	7,998	111
* New York & Co., Inc.	5,200	110
Gray Television, Inc.	11,200	110
* Avatar Holding, Inc.	1,994	110
* O'Charley's Inc.	7,039	109
* Riviera Holdings Corp.	6,500	107
* ^ Krispy Kreme Doughnuts, Inc.	18,197	104
* ^ Build-A-Bear-Workshop, Inc.	3,500	104
* ^ Martha Stewart Living Omnimedia, Inc.	5,930	103
* Harris Interactive Inc.	23,900	103
* Vertrue Inc.	2,900	102
^ Triarc Cos., Inc. Class A	6,100	102
* Luby's, Inc.	7,600	101
* Playboy Enterprises, Inc. Class B	7,200	100
* Conn's, Inc.	2,700	100
Monro Muffler Brake, Inc.	3,280	99
Churchill Downs, Inc.	2,700	99
Kimball International, Inc. Class B	9,260	98
* Benihana Inc. Class A	4,260	98
* Bluegreen Corp.	6,200	98
* Lin TV Corp.	8,778	98
Cherokee Inc.	2,838	98
* ^ Deckers Outdoor Corp.	3,500	97
UniFirst Corp.	3,100	96
* Prestige Brands Holdings Inc.	7,635	95
* Midas Inc.	5,183	95
* The Wet Seal, Inc. Class A	21,375	95
Thomas Nelson, Inc.	3,850	95
* dELiA	11,350	94
* Bally Total Fitness Holding Corp.	14,927	94
Kenneth Cole Productions, Inc.	3,650	93
* Monarch Casino & Resort, Inc.	4,000	90
* Mikohn Gaming Corp.	9,136	90
World Wrestling Entertainment, Inc.	6,100	90
* Reading International Inc. Class A	11,400	89
* Sunterra Corp.	6,200	88
Stanley Furniture Co., Inc.	3,800	88
Courier Corp.	2,548	87
The Buckle, Inc.	2,700	87
Haverty Furniture Cos., Inc.	6,748	87
* MTR Gaming Group Inc.	8,137	85
* The Sportsman's Guide Inc.	3,500	83
* California Coastal Communities, Inc.	2,111	83
bebe stores, inc	5,850	82
* Fisher Communications, Inc.	1,960	81
* LodgeNet Entertainment Corp.	5,800	81
* Cavco Industries, Inc.	2,110	81
National Presto Industries, Inc.	1,820	81
Arctic Cat, Inc.	4,000	80
* Youbet.com, Inc.	16,880	80
* Multimedia Games Inc.	8,500	79
* Universal Electronics, Inc.	4,500	78
* Lenox Group, Inc.	5,805	77
* Great Wolf Resorts, Inc.	7,418	76
Skyline Corp.	2,100	76
Charles & Colvard Ltd.	3,780	76
* Empire Resorts Inc.	10,297	76
* Dave & Busters, Inc.	4,277	75
* Magna Entertainment Corp. Class A	10,513	75
* DSW Inc. Class A	2,851	75
* Jo-Ann Stores, Inc.	6,335	75
* Educate, Inc.	6,312	74
* Casual Male Retail Group, Inc.	12,050	74
Sauer-Danfoss, Inc.	3,900	73
Koss Corp.	2,801	73
* Denny's Corp.	17,764	72
* Asbury Automotive Group, Inc.	4,300	71
* A.C. Moore Arts & Crafts, Inc.	4,858	71
* Unifi, Inc.	23,070	70
* Daily Journal Corp.	1,547	70
* Buffalo Wild Wings Inc.	2,100	70
* Salem Communications Corp.	3,960	69
Bassett Furniture Industries, Inc.	3,700	68
* Cache, Inc.	3,950	68
Viacom Inc. Class A	2,080	68
* Audible, Inc.	5,300	68
* Morningstar, Inc.	1,964	68
* Earle M. Jorgensen Co.	7,357	68
* 4Kids Entertainment Inc.	4,300	67
Carmike Cinemas, Inc.	2,600	66
* Alloy, Inc.	22,700	66
* REX Stores Corp.	4,300	65
* ^ Palm Harbor Homes, Inc.	3,400	64
Russ Berrie and Co., Inc.	5,538	63
* Retail Ventures, Inc.	5,000	62
* Strattec Security Corp.	1,531	62
CSS Industries, Inc.	2,010	62
* Ashworth, Inc.	7,293	62
* Hartmarx Corp.	7,700	60
* Restoration Hardware, Inc.	9,701	58
Sturm, Ruger & Co., Inc.	8,276	58
* West Marine, Inc.	4,100	57
Beasley Broadcast Group, Inc.	4,235	57
* Spanish Broadcasting System, Inc.	11,100	57
* Steinway Musical Instruments Inc.	2,200	56
Coachmen Industries, Inc.	4,740	56
* Shoe Carnival, Inc.	2,550	56
* ^ Escala Group, Inc.	2,740	56
* 1-800-FLOWERS.COM, Inc.	8,637	55
* drugstore.com, Inc.	19,400	55
* PRIMEDIA Inc.	34,157	55
GenTek, Inc.	3,032	54
Marine Products Corp.	5,136	54
Fedders Corp.	30,790	53
* Regent Communications, Inc.	11,300	52
CPI Corp.	2,800	52
* America's Car-Mart, Inc.	3,100	51
* Saga Communications, Inc.	4,700	51
* Hayes Lemmerz International, Inc.	14,200	50
Dover Downs Gaming & Entertainment, Inc.	3,522	50
* Lodgian, Inc.	4,600	49
Movie Gallery, Inc.	8,618	48
Cadmus Communications	2,400	48
* Checkers Drive-In Restaurants, Inc.	3,150	48
* Systemax Inc.	7,500	47
* Perry Ellis International Corp.	2,461	47
* Rent-Way, Inc.	7,300	47
Lifetime Brands, Inc.	2,200	45
* ^ Navarre Corp.	8,214	45
* Zapata Corp.	7,800	45
* Bombay Co.	15,079	45
Standard Motor Products, Inc.	4,700	43
Traffix, Inc.	8,462	43
Libbey, Inc.	4,200	43
* Virco Manufacturing Corp.	7,736	43
Cutter & Buck Inc.	3,800	42
* 1-800 Contacts, Inc.	3,601	42
* Rentrak Corp.	4,600	41
* Trans World Entertainment Corp.	7,150	41
* Sharper Image Corp.	4,100	40
* Tweeter Home Entertainment Group, Inc.	6,900	39
Spartan Motors, Inc.	3,729	38
* Kirkland's, Inc.	6,400	38
Deb Shops, Inc.	1,285	38
Noble International, Ltd.	1,800	38
* Lazare Kaplan International, Inc.	4,741	37
* Stoneridge, Inc.	5,600	37
* Carriage Services, Inc.	7,400	37
* Friendly Ice Cream Corp.	4,300	37
* PetMed Express, Inc.	2,600	37
* ^ Quantum Fuel Systems Technologies Worldwide, Inc.	13,700	37
* S&K Famous Brands Inc.	2,016	37
Syms Corp.	2,463	36
* Fox and Hound Restaurant Group	2,300	35
* Impco Technologies Inc.	6,885	35
* Century Casinos, Inc.	4,100	35
* Rubio's Restaurants, Inc.	3,622	34
Dover Motorsports, Inc.	5,200	32
Blair Corp.	755	29
* Emerson Radio Corp.	9,600	29
Blockbuster Inc. Class B	8,811	29
* Zumiez Inc.	678	29
* Nexstar Broadcasting Group, Inc.	5,717	29
* Interstate Hotels & Resorts, Inc.	6,482	28
* Design Within Reach Inc.	5,339	28
Orleans Homebuilders, Inc.	1,500	28
Hancock Fabrics, Inc.	6,300	26
* Mothers Work, Inc.	1,934	25
* Rocky Shoes & Boots, Inc.	1,000	24
* The Princeton Review, Inc.	4,500	23
* Pomeroy IT Solutions, Inc.	2,700	23
* Famous Dave's of America, Inc.	2,000	23
* Buca, Inc.	3,829	21
Superior Uniform Group, Inc.	2,008	21
* Dura Automotive Systems, Inc.	8,693	19
* Comstock Homebuilding Cos., Inc.	1,367	19
* Fairchild Corp.	7,141	18
* Knology, Inc.	4,555	17
* Mossimo, Inc.	3,100	17
* Exide Technologies	4,454	16
* New Frontier Media, Inc.	2,500	16
* Pegasus Communications Corp.	4,045	16
* Young Broadcasting Inc.	5,997	16
* Hollywood Media Corp.	3,400	15
* Trump Entertainment Resorts, Inc. Warrants	2,413	13
* Paxson Communications Corp.	14,597	13
* Digital Generation Systems	24,193	13
* Proliance International Inc.	2,412	13
* Shiloh Industries, Inc.	900	12
* The Smith & Wollensky Restaurant Group, Inc.	2,284	12
* Applica Inc.	7,300	12
* eCOST.com Inc.	9,700	11
* Syntax-Brillian Corp.	2,225	11
* Dominion Homes, Inc.	1,000	11
* Concord Camera Corp.	8,900	11
* Enesco Group, Inc.	5,599	10
Flexsteel Industries, Inc.	701	10
* The Dixie Group, Inc.	711	10
* Image Entertainment, Inc.	3,000	10
* WPT Enterprises Inc.	1,600	10
* Mestek, Inc.	700	9
* Collectors Universe, Inc.	500	8
* Wilsons The Leather Experts Inc.	2,200	8
* R&B, Inc.	800	8
Escalade, Inc.	600	7
News Corp., Class B	400	7
Craftmade International, Inc.	300	6
* McCormick & Schmick's Seafood Restaurants, Inc.	260	6
* Mity-Lite Inc.	300	5
* Cobra Electronics Corp.	398	5
* Gander Mountain Co.	800	5
* ^ Oneida Ltd.	5,569	4
Knape & Vogt Manufacturing Co.	300	4
* Innovo Group Inc.	4,000	4
* Tarrant Apparel Group, Inc.	3,500	4
Bandag, Inc. Class A	87	3
* EVCI Career Colleges Holding Corp.	1,701	3
* PC Mall, Inc.	400	2
* Culp, Inc.	400	2
* Geerlings & Wade Inc.	1,200	2
* Celebrate Express, Inc.	100	1
* dELiA	1,308	1
* Interep National Radio Sales, Inc.	2,700	1
* Varsity Group Inc.	100	0
* SPAR Group, Inc.	300	0
* Tag-It Pacific, Inc.	600	0
* Bush Industries, Inc. (Escrow)	2,400	0
* Gadzooks, Inc.	4,700	0

		569,627

Consumer Staples (4.9%)
The Procter & Gamble Co.	1,147,281	66,405
Altria Group, Inc.	693,056	51,785
Wal-Mart Stores, Inc.	834,516	39,055
PepsiCo, Inc.	557,900	32,961
The Coca-Cola Co.	717,733	28,932
Walgreen Co.	339,333	15,019
Anheuser-Busch Cos., Inc.	259,542	11,150
Colgate-Palmolive Co.	173,545	9,519
Kimberly-Clark Corp.	159,101	9,490
Costco Wholesale Corp.	160,056	7,918
CVS Corp.	271,566	7,175
Sysco Corp.	211,461	6,566
General Mills, Inc.	109,171	5,384
Sara Lee Corp.	262,993	4,971
Archer-Daniels-Midland Co.	197,431	4,869
Avon Products, Inc.	157,229	4,489
* The Kroger Co.	229,833	4,339
H.J. Heinz Co.	113,812	3,838
Kellogg Co.	87,921	3,800
Safeway, Inc.	149,926	3,547
ConAgra Foods, Inc.	173,309	3,515
Whole Foods Market, Inc.	44,772	3,465
The Hershey Co.	58,318	3,222
Wm. Wrigley Jr. Co.	47,903	3,185
The Clorox Co.	50,678	2,883
Reynolds American Inc.	29,465	2,809
Kraft Foods Inc.	85,954	2,419
Albertson's, Inc.	105,563	2,254
Campbell Soup Co.	75,455	2,246
UST, Inc.	54,920	2,242
Bunge Ltd.	37,475	2,121
* Dean Foods Co.	49,856	1,878
* Constellation Brands, Inc. Class A	66,040	1,732
Coca-Cola Enterprises, Inc.	87,360	1,675
Molson Coors Brewing Co. Class B	23,643	1,584
SuperValu Inc.	45,928	1,492
Estee Lauder Cos. Class A	43,226	1,447
The Pepsi Bottling Group, Inc.	48,740	1,394
Tyson Foods, Inc.	75,776	1,296
McCormick & Co., Inc.	39,767	1,230
Alberto-Culver Co. Class B	26,455	1,210
Carolina Group	26,600	1,170
* Energizer Holdings, Inc.	21,303	1,061
* Smithfield Foods, Inc.	30,039	919
Brown-Forman Corp. Class B	13,175	913
Hormel Foods Corp.	25,697	840
J.M. Smucker Co.	18,938	833
Church & Dwight, Inc.	21,655	715
* Del Monte Foods Co.	67,903	708
* BJ's Wholesale Club, Inc.	23,366	691
* Rite Aid Corp.	177,838	619
Corn Products International, Inc.	24,300	581
PepsiAmericas, Inc.	23,201	540
Flowers Foods, Inc.	17,746	489
Pilgrim's Pride Corp.	14,744	489
* Herbalife Ltd.	12,900	420
* Ralcorp Holdings, Inc.	10,233	408
Casey's General Stores, Inc.	15,400	382
Universal Corp. (VA)	8,700	377
* Performance Food Group Co.	12,835	364
* Hansen Natural Corp.	4,600	363
Lancaster Colony Corp.	9,451	350
Longs Drug Stores, Inc.	9,550	348
* United Natural Foods, Inc.	12,600	333
* NBTY, Inc.	19,844	322
Nu Skin Enterprises, Inc.	17,301	304
Chiquita Brands International, Inc.	14,136	283
* Central Garden and Pet Co.	6,122	281
* Spectrum Brands Inc.	12,900	262
* Hain Celestial Group, Inc.	12,235	259
Ruddick Corp.	11,609	247
Delta & Pine Land Co.	10,675	246
Seaboard Corp.	160	242
Tootsie Roll Industries, Inc.	6,978	202
* Playtex Products, Inc.	14,700	201
* Chattem, Inc.	5,305	193
* TreeHouse Foods Inc.	9,911	186
* The Great Atlantic & Pacific Tea Co., Inc.	5,700	181
* Central European Distribution Corp.	4,300	173
* Elizabeth Arden, Inc.	8,538	171
* USANA Health Sciences, Inc.	4,050	155
J & J Snack Foods Corp.	2,500	149
Weis Markets, Inc.	3,152	136
Lance, Inc.	6,800	127
WD-40 Co.	4,812	126
* Peet's Coffee & Tea Inc.	4,134	125
Sanderson Farms, Inc.	3,719	114
Nash-Finch Co.	4,356	111
Vector Group Ltd.	5,759	105
* Revlon, Inc. Class A	33,700	104
* Wild Oats Markets Inc.	8,411	102
Alliance One International, Inc.	25,388	99
* Pathmark Stores, Inc.	9,844	98
The Topps Co., Inc.	12,582	93
Nature's Sunshine Inc.	4,267	77
* Gold Kist Inc.	5,028	75
* Spartan Stores, Inc.	7,200	75
* Boston Beer Co., Inc. Class A	3,000	75
Mannatech, Inc.	5,250	73
* Cruzan International Inc.	2,391	67
Alico, Inc.	1,367	62
* Green Mountain Coffee Roasters, Inc.	1,520	62
* Smart & Final Inc.	4,700	61
* M&F Worldwide Corp.	3,700	60
Andersons, Inc.	1,400	60
* Griffin Land & Nurseries, Inc.	2,257	59
Coca-Cola Bottling Co.	1,300	56
Arden Group Inc. Class A	611	56
Inter Parfums, Inc.	2,950	53
* Darling International, Inc.	13,200	52
* Parlux Fragrances, Inc.	1,700	52
Farmer Brothers, Inc.	2,598	50
* National Beverage Corp.	4,800	47
American Italian Pasta Co.	5,620	38
* John B. Sanfilippo & Son, Inc.	2,600	34
* Omega Protein Corp.	4,700	32
Premium Standard Farms Inc.	1,962	29
* Star Scientific, Inc.	10,062	24
Oil-Dri Corp. of America	1,300	23
* Lifeway Foods, Inc.	1,667	21
Ingles Markets, Inc.	1,200	19
* Schiff Nutrition International, Inc.	2,700	14
* Monterey Pasta Co.	2,700	11
* Fresh Brands Inc.	1,400	10
* PriceSmart, Inc.	1,139	10
* Medifast, Inc.	1,000	5
Calavo Growers, Inc.	300	3
MGP Ingredients, Inc.	200	2
* Hines Horticulture, Inc.	500	2
* Vermont Pure Holdings, Ltd.	800	1
* Integrated Biopharma, Inc.	200	1

		387,272

Energy (5.4%)
ExxonMobil Corp.	2,105,671	118,276
Chevron Corp.	757,207	42,987
ConocoPhillips Co.	441,806	25,704
Schlumberger Ltd.	196,536	19,093
Burlington Resources, Inc.	127,316	10,975
Occidental Petroleum Corp.	133,516	10,665
Halliburton Co.	169,815	10,522
Valero Energy Corp.	193,984	10,010
Devon Energy Corp.	143,814	8,994
* Transocean Inc.	109,823	7,654
Apache Corp.	109,841	7,526
Marathon Oil Corp.	122,247	7,453
Anadarko Petroleum Corp.	74,979	7,104
Baker Hughes, Inc.	113,774	6,915
EOG Resources, Inc.	80,156	5,881
XTO Energy, Inc.	114,600	5,036
Williams Cos., Inc.	191,107	4,428
* Weatherford International Ltd.	110,058	3,984
* Nabors Industries, Inc.	52,483	3,976
BJ Services Co.	108,120	3,965
GlobalSantaFe Corp.	81,539	3,926
Chesapeake Energy Corp.	116,378	3,693
Peabody Energy Corp.	43,748	3,606
* National Oilwell Varco Inc.	57,491	3,605
Sunoco, Inc.	45,964	3,603
Amerada Hess Corp.	27,917	3,540
Kerr-McGee Corp.	36,612	3,327
Kinder Morgan, Inc.	36,049	3,315
Noble Corp.	45,590	3,216
Murphy Oil Corp.	55,262	2,984
* Ultra Petroleum Corp.	51,200	2,857
El Paso Corp.	220,186	2,677
Smith International, Inc.	70,864	2,630
Pioneer Natural Resources Co.	47,350	2,428
Noble Energy, Inc.	58,258	2,348
ENSCO International, Inc.	50,704	2,249
* Newfield Exploration Co.	40,552	2,030
CONSOL Energy, Inc.	30,600	1,995
* Southwestern Energy Co.	55,000	1,977
* Grant Prideco, Inc.	42,804	1,889
Patterson-UTI Energy, Inc.	54,457	1,794
Arch Coal, Inc.	21,488	1,708
* Pride International, Inc.	53,506	1,645
* Cooper Cameron Corp.	37,720	1,562
Diamond Offshore Drilling, Inc.	21,771	1,514
Tesoro Petroleum Corp.	23,300	1,434
Rowan Cos., Inc.	36,695	1,308
* Cimarex Energy Co.	27,757	1,194
Range Resources Corp.	43,648	1,150
Helmerich & Payne, Inc.	17,345	1,074
Vintage Petroleum, Inc.	19,263	1,027
Pogo Producing Co.	20,226	1,007
* Plains Exploration & Production Co.	25,185	1,001
Massey Energy Co.	26,049	986
* FMC Technologies Inc.	21,684	931
* Cal Dive International, Inc.	25,190	904
Western Gas Resources, Inc.	18,844	887
* Denbury Resources, Inc.	38,800	884
* Forest Oil Corp.	18,946	863
Tidewater Inc.	19,404	863
Todco Class A	20,666	787
Cabot Oil & Gas Corp.	16,800	758
* Unit Corp.	13,400	737
* Kinder Morgan Management, LLC	15,288	695
St. Mary Land & Exploration Co.	18,787	692
* Maverick Tube Corp.	17,100	682
Frontier Oil Corp.	18,082	679
* Cheniere Energy, Inc.	17,400	648
* Quicksilver Resources, Inc.	14,100	592
* Houston Exploration Co.	9,709	513
* Superior Energy Services, Inc.	24,095	507
OMI Corp.	27,400	497
* Whiting Petroleum Corp.	12,224	489
* Grey Wolf, Inc.	62,510	483
Overseas Shipholding Group Inc.	9,459	477
* Lone Star Technologies, Inc.	9,171	474
Foundation Coal Holdings, Inc.	12,200	464
* Encore Acquisition Co.	14,400	461
* Oceaneering International, Inc.	9,010	449
* Swift Energy Co.	9,700	437
* Universal Compression Holdings, Inc.	10,337	425
* Oil States International, Inc.	13,390	424
* Comstock Resources, Inc.	13,800	421
* Hydrill Co.	6,700	419
* Veritas DGC Inc.	11,787	418
* Hanover Compressor Co.	29,474	416
* SEACOR Holdings Inc.	6,026	410
* KCS Energy, Inc.	16,900	409
Holly Corp.	6,843	403
* Parker Drilling Co.	34,800	377
* Stone Energy Corp.	8,240	375
* Bill Barrett Corp.	9,667	373
Penn Virginia Corp.	6,400	367
* Atwood Oceanics, Inc.	4,666	364
Berry Petroleum Class A	6,200	355
CARBO Ceramics Inc.	6,200	350
USEC Inc.	28,530	341
* TETRA Technologies, Inc.	11,025	336
* Core Laboratories NV	8,800	329
* W-H Energy Services, Inc.	9,900	327
* Global Industries Ltd.	28,774	327
World Fuel Services Corp.	9,095	307
* ^ KFX, Inc.	16,494	282
General Maritime Corp.	7,400	274
* NS Group Inc.	6,400	268
* Energy Partners, Ltd.	12,270	267
* Remington Oil & Gas Corp.	7,300	266
* Offshore Logistics, Inc.	8,700	254
* Parallel Petroleum Corp.	14,540	247
* Atlas America, Inc.	4,044	244
* Warren Resources Inc.	15,320	242
* Petrohawk Energy Corp.	18,254	241
* ^ Delta Petroleum Corp.	10,634	232
* Giant Industries, Inc.	4,400	229
* Hornbeck Offshore Services, Inc.	6,900	226
* Newpark Resources, Inc.	27,541	210
Lufkin Industries	4,200	209
* ATP Oil & Gas Corp.	5,654	209
* Pioneer Drilling Co.	11,208	201
RPC Inc.	7,350	194
* ^ Transmeridian Exploration Inc.	31,519	192
* ^ Syntroleum Corp.	20,152	182
* Alpha Natural Resources, Inc.	9,386	180
* Petroleum Development Corp.	5,391	180
* Rentech, Inc.	45,400	173
* Input/Output, Inc.	22,300	157
* Brigham Exploration Co.	13,179	156
* Dril-Quip, Inc.	3,300	156
* James River Coal Co.	3,988	152
* Gulfmark Offshore, Inc.	4,900	145
* Enbridge Energy Management LLC	3,171	144
* Carrizo Oil & Gas, Inc.	5,607	139
* CanArgo Energy Corp	105,700	134
* The Meridian Resource Corp.	31,900	134
* Gasco Energy Inc.	20,500	134
* ^ Pacific Ethanol, Inc.	11,579	125
* The Exploration Co. of Delaware, Inc.	19,253	124
Crosstex Energy, Inc.	1,882	119
W&T Offshore, Inc.	3,997	118
* Goodrich Petroleum Corp.	4,414	111
* Edge Petroleum Corp.	4,400	110
* Harvest Natural Resources, Inc.	12,300	109
* PetroQuest Energy, Inc.	12,400	103
* ^ McMoRan Exploration Co.	4,997	99
* Petroleum Helicopters, Inc.	2,924	91
Resource America, Inc.	5,286	90
* Toreador Resources Corp.	4,252	90
* FX Energy, Inc.	11,200	89
* Clayton Williams Energy, Inc.	1,988	83
Gulf Island Fabrication, Inc.	3,314	81
* Double Eagle Petroleum Co.	3,906	80
* Callon Petroleum Co.	4,361	77
* ^ Willbros Group, Inc.	4,900	71
* TransMontaigne Inc.	10,546	70
* GeoGlobal Resources Inc.	5,400	69
Maritrans Inc.	2,600	68
* Bois d'Arc Energy, Inc.	3,558	56
* ^ Tri-Valley Corp.	7,000	54
* NATCO Group Inc.	2,600	53
* Endeavor International Corp.	11,500	38
* Dawson Geophysical	1,200	37
* GMX Resources Inc.	900	32
* Credo Pete Corp.	1,650	29
* Harken Energy Corp.	47,590	27
* Vaalco Energy, Inc.	5,900	25
* Infinity, Inc.	3,200	22
* U.S. Energy Corp.	4,023	18
* Abraxas Petroleum Corp.	2,918	15
Barnwell Industries, Inc.	600	15
* Matrix Service Co.	1,300	13
* Westmoreland Coal Co.	500	11
MarkWest Hydrocarbon, Inc.	500	11

		431,659

Financials (12.9%)
Citigroup, Inc.	1,726,579	83,791
Bank of America Corp.	1,346,443	62,138
American International Group, Inc.	736,592	50,258
JPMorgan Chase & Co.	1,173,126	46,561
Wells Fargo & Co.	564,000	35,436
Wachovia Corp.	527,044	27,860
Merrill Lynch & Co., Inc.	293,184	19,857
American Express Co.	373,159	19,203
Morgan Stanley	326,557	18,529
U.S. Bancorp	610,731	18,255
The Goldman Sachs Group, Inc.	132,001	16,858
Fannie Mae	323,394	15,785
Freddie Mac	230,008	15,031
Washington Mutual, Inc.	333,343	14,500
Prudential Financial, Inc.	170,680	12,492
MetLife, Inc.	252,698	12,382
The Allstate Corp.	208,483	11,273
MBNA Corp.	399,249	10,840
The St. Paul Travelers, Cos. Inc.	225,717	10,083
Lehman Brothers Holdings, Inc.	77,222	9,898
The Hartford Financial Services Group Inc.	100,063	8,594
Capital One Financial Corp.	96,933	8,375
SunTrust Banks, Inc.	115,008	8,368
The Bank of New York Co., Inc.	257,479	8,201
* Berkshire Hathaway Inc. Class A	89	7,887
AFLAC Inc.	167,586	7,779
SLM Corp.	139,510	7,686
BB&T Corp.	182,674	7,656
Progressive Corp. of Ohio	62,509	7,300
National City Corp.	213,048	7,152
Countrywide Financial Corp.	198,655	6,792
The Chubb Corp.	66,214	6,466
State Street Corp.	110,510	6,127
PNC Financial Services Group	97,108	6,004
Fifth Third Bancorp	157,873	5,955
Golden West Financial Corp.	87,387	5,767
ACE Ltd.	104,453	5,582
Simon Property Group, Inc. REIT	71,258	5,461
Charles Schwab Corp.	368,932	5,412
Marsh & McLennan Cos., Inc.	169,871	5,395
Moody's Corp.	85,440	5,248
Regions Financial Corp.	146,164	4,993
Mellon Financial Corp.	139,649	4,783
Franklin Resources Corp.	50,363	4,735
KeyCorp	136,717	4,502
The Principal Financial Group, Inc.	93,430	4,431
Genworth Financial Inc.	127,532	4,410
North Fork Bancorp, Inc.	159,841	4,373
The Chicago Mercantile Exchange	11,479	4,218
Legg Mason Inc.	34,837	4,170
Equity Office Properties Trust REIT	137,109	4,159
Bear Stearns Co., Inc.	35,656	4,119
Loews Corp.	43,396	4,116
XL Capital Ltd. Class A	58,200	3,922
ProLogis REIT	81,454	3,806
Equity Residential REIT	95,947	3,753
General Growth Properties Inc. REIT	75,583	3,552
Vornado Realty Trust REIT	42,039	3,509
CIT Group Inc.	67,314	3,486
Aon Corp.	90,327	3,247
Comerica, Inc.	55,839	3,169
Ameriprise Financial, Inc.	74,891	3,070
AmSouth Bancorp	117,018	3,067
Lincoln National Corp.	57,602	3,055
Northern Trust Corp.	58,358	3,024
Archstone-Smith Trust REIT	70,706	2,962
Marshall & Ilsley Corp.	66,017	2,841
T. Rowe Price Group Inc.	38,957	2,806
Boston Properties, Inc. REIT	37,198	2,757
Ambac Financial Group, Inc.	35,671	2,749
MBIA, Inc.	44,756	2,693
Sovereign Bancorp, Inc.	121,662	2,630
* E*TRADE Financial Corp.	123,875	2,584
Jefferson-Pilot Corp.	45,335	2,581
M & T Bank Corp.	22,723	2,478
SAFECO Corp.	42,092	2,378
Cincinnati Financial Corp.	52,498	2,346
Hudson City Bancorp, Inc.	191,419	2,320
Zions Bancorp	30,407	2,298
* Ameritrade Holding Corp.	95,532	2,293
Synovus Financial Corp.	84,058	2,270
UnumProvident Corp.	99,409	2,262
Plum Creek Timber Co. Inc. REIT	61,988	2,235
Avalonbay Communities, Inc. REIT	24,555	2,191
Everest Re Group, Ltd.	21,500	2,157
Host Marriott Corp. REIT	113,030	2,142
Kimco Realty Corp. REIT	64,124	2,057
MGIC Investment Corp.	31,051	2,044
Fidelity National Financial, Inc.	55,399	2,038
Torchmark Corp.	35,156	1,955
Compass Bancshares Inc.	39,412	1,903
Public Storage, Inc. REIT	27,989	1,895
Popular, Inc.	89,109	1,885
W.R. Berkley Corp.	38,553	1,836
^ Commerce Bancorp, Inc.	52,474	1,806
Huntington Bancshares Inc.	73,246	1,740
Assurant, Inc.	38,400	1,670
Radian Group, Inc.	28,453	1,667
Developers Diversified Realty Corp. REIT	34,849	1,639
Duke Realty Corp. REIT	48,427	1,617
The St. Joe Co.	24,009	1,614
First Horizon National Corp.	40,138	1,543
Mercantile Bankshares Corp.	27,304	1,541
Old Republic International Corp.	57,947	1,522
AMB Property Corp. REIT	28,846	1,418
Janus Capital Group Inc.	75,543	1,407
White Mountains Insurance Group Inc.	2,511	1,402
iStar Financial Inc. REIT	38,028	1,356
Associated Banc-Corp	41,557	1,353
^ Allied Capital Corp.	45,797	1,345
New York Community Bancorp, Inc.	81,058	1,339
American Capital Strategies, Ltd.	36,950	1,338
The Macerich Co. REIT	19,885	1,335
UnionBanCal Corp.	19,244	1,322
Leucadia National Corp.	27,244	1,293
* AmeriCredit Corp.	50,045	1,283
The PMI Group Inc.	31,134	1,279
Liberty Property Trust REIT	29,735	1,274
Regency Centers Corp. REIT	21,165	1,248
PartnerRe Ltd.	18,976	1,246
First American Corp.	27,407	1,242
* CB Richard Ellis Group, Inc.	21,002	1,236
Apartment Investment & Management Co. Class A REIT	32,289	1,223
Brown & Brown, Inc.	39,916	1,219
A.G. Edwards & Sons, Inc.	25,657	1,202
Axis Capital Holdings Ltd.	37,900	1,186
* Conseco, Inc.	51,150	1,185
Health Care Properties Investors REIT	45,658	1,167
HCC Insurance Holdings, Inc.	37,589	1,116
Colonial BancGroup, Inc.	46,743	1,113
Nuveen Investments, Inc. Class A	25,819	1,100
TCF Financial Corp.	40,243	1,092
United Dominion Realty Trust REIT	46,480	1,089
Weingarten Realty Investors REIT	28,621	1,082
Federated Investors, Inc.	29,125	1,079
Federal Realty Investment Trust REIT	17,728	1,075
SL Green Realty Corp. REIT	14,000	1,069
Commerce Bancshares, Inc.	19,655	1,024
Camden Property Trust REIT	17,680	1,024
City National Corp.	14,132	1,024
Arden Realty Group, Inc. REIT	22,729	1,019
Eaton Vance Corp.	37,220	1,018
Rayonier Inc. REIT	25,530	1,017
RenaissanceRe Holdings Ltd.	23,000	1,014
Ventas, Inc. REIT	31,435	1,007
Reckson Associates Realty Corp. REIT	27,823	1,001
Independence Community Bank Corp.	25,011	994
Arthur J. Gallagher & Co.	31,901	985
Protective Life Corp.	22,360	979
Astoria Financial Corp.	32,395	952
* Markel Corp.	2,990	948
Fulton Financial Corp.	53,574	943
* Affiliated Managers Group, Inc.	11,663	936
StanCorp Financial Group, Inc.	18,598	929
Hospitality Properties Trust REIT	23,045	924
Pan Pacific Retail Properties, Inc. REIT	13,697	916
Mack-Cali Realty Corp. REIT	20,989	907
Sky Financial Group, Inc.	32,512	904
^ Thornburg Mortgage, Inc. REIT	34,509	904
Shurgard Storage Centers, Inc. Class A REIT	15,760	894
Bank of Hawaii Corp.	17,273	890
Valley National Bancorp	35,591	858
Nationwide Financial Services, Inc.	19,475	857
Webster Financial Corp.	18,256	856
Cullen/Frost Bankers, Inc.	15,946	856
IndyMac Bancorp, Inc.	21,571	842
SEI Investments Co.	22,304	825
New Plan Excel Realty Trust REIT	35,212	816
Forest City Enterprise Class A	21,468	814
Investors Financial Services Corp.	22,092	814
CBL & Associates Properties, Inc. REIT	20,488	809
Wilmington Trust Corp.	20,741	807
CenterPoint Properties Corp. REIT	16,200	802
Mills Corp. REIT	19,022	798
BRE Properties Inc. Class A REIT	17,290	786
TD Banknorth, Inc.	26,512	770
Jefferies Group, Inc.	16,764	754
Hanover Insurance Group Inc.	18,043	754
Mercury General Corp.	12,855	748
Unitrin, Inc.	16,451	741
HRPT Properties Trust REIT	71,153	736
AmerUs Group Co.	12,884	730
Trizec Properties, Inc. REIT	31,551	723
Raymond James Financial, Inc.	18,487	696
FirstMerit Corp.	26,860	696
Essex Property Trust, Inc. REIT	7,528	694
Endurance Specialty Holdings Ltd.	19,300	692
CarrAmerica Realty Corp. REIT	19,832	687
* Nasdaq Stock Market Inc.	19,377	682
Washington Federal Inc.	29,565	680
Health Care Inc. REIT	19,491	661
The South Financial Group, Inc.	23,934	659
East West Bancorp, Inc.	17,924	654
Westcorp, Inc.	9,670	644
Crescent Real Estate, Inc. REIT	32,393	642
* Philadelphia Consolidated Holding Corp.	6,629	641
Hudson United Bancorp	15,319	638
KKR Financial Corp. REIT	26,451	635
CapitalSource Inc.	27,900	625
Ohio Casualty Corp.	22,062	625
New Century REIT, Inc.	17,250	622
Alexandria Real Estate Equities, Inc. REIT	7,728	622
Realty Income Corp. REIT	28,606	618
Colonial Properties Trust REIT	14,514	609
Kilroy Realty Corp. REIT	9,800	607
Prentiss Properties Trust REIT	14,910	607
Taubman Co. REIT	17,400	605
Waddell & Reed Financial, Inc.	28,687	602
People's Bank	19,329	600
* Arch Capital Group Ltd.	10,900	597
Platinum Underwriters Holdings, Ltd.	19,200	597
Transatlantic Holdings, Inc.	8,870	596
Westamerica Bancorporation	11,218	595
National Financial Partners Corp.	11,325	595
Jones Lang Lasalle Inc.	11,811	595
First Industrial Realty Trust REIT	14,964	576
NewAlliance Bancshares, Inc.	39,081	568
* SVB Financial Group	12,124	568
Whitney Holdings Corp.	20,558	567
Cathay General Bancorp	15,530	558
UCBH Holdings, Inc.	30,902	553
American Financial Group, Inc.	14,387	551
BlackRock, Inc.	4,994	542
First Niagara Financial Group, Inc.	37,421	541
* Covanta Holding Corp.	35,753	538
Healthcare Realty Trust Inc. REIT	16,097	536
BancorpSouth, Inc.	24,121	532
American Home Mortgage Investment Corp. REIT	16,206	528
Brandywine Realty Trust REIT	18,900	527
Pacific Capital Bancorp	14,702	523
Fremont General Corp.	22,507	523
^ Friedman, Billings, Ramsey Group, Inc. REIT	52,788	523
American Financial Realty Trust REIT	43,500	522
Post Properties, Inc. REIT	13,054	522
^ Montpelier Re Holdings Ltd.	27,408	518
First Midwest Bancorp, Inc.	14,754	517
Erie Indemnity Co. Class A	9,693	516
Reinsurance Group of America, Inc.	10,787	515
Selective Insurance Group	9,650	512
Aspen Insurance Holdings Ltd.	21,330	505
Old National Bancorp	23,124	500
* Alleghany Corp.	1,757	499
* ProAssurance Corp.	10,100	491
Nationwide Health Properties, Inc. REIT	22,837	489
Downey Financial Corp.	7,086	485
* Investment Technology Group, Inc.	13,637	483
Maguire Properties, Inc. REIT	15,100	467
Sunstone Hotel Investors, Inc. REIT	17,375	462
Pennsylvania REIT	12,349	461
IPC Holdings Ltd.	16,800	460
Corporate Office Properties Trust, Inc. REIT	12,897	458
Commerce Group, Inc.	8,000	458
Annaly Mortgage Management Inc. REIT	41,762	457
Assured Guaranty Ltd.	17,900	454
Greater Bay Bancorp	17,707	454
Trustmark Corp.	16,503	453
Highwood Properties, Inc. REIT	15,855	451
International Bancshares Corp.	15,337	450
Delphi Financial Group, Inc.	9,743	448
Chittenden Corp.	16,027	446
LaSalle Hotel Properties REIT	12,060	443
Wintrust Financial Corp.	8,032	441
Zenith National Insurance Corp.	9,553	441
United Bankshares, Inc.	12,325	434
Washington REIT	14,177	430
Home Properties, Inc. REIT	10,406	425
Hilb, Rogal and Hamilton Co.	10,900	420
The Phoenix Cos., Inc.	30,630	418
Umpqua Holdings Corp.	14,638	418
Provident Financial Services Inc.	22,426	415
MAF Bancorp, Inc.	10,021	415
Texas Regional Bancshares, Inc.	14,303	405
Park National Corp.	3,930	403
UICI	11,179	397
Susquehanna Bancshares, Inc.	16,194	383
BioMed Realty Trust, Inc. REIT	15,700	383
Provident Bankshares Corp.	11,202	378
^ The First Marblehead Corp.	11,475	377
Lexington Corporate Properties Trust REIT	17,653	376
Senior Housing Properties Trust REIT	21,854	370
LandAmerica Financial Group, Inc.	5,900	368
R.L.I. Corp.	7,330	366
Cousins Properties, Inc. REIT	12,778	362
Max Re Capital Ltd.	13,800	358
First BanCorp Puerto Rico	28,600	355
Newcastle Investment Corp. REIT	14,231	354
TrustCo Bank NY	28,459	353
* Knight Capital Group, Inc. Class A	35,368	350
Citizens Banking Corp.	12,472	346
Commercial Net Lease Realty REIT	16,909	344
BOK Financial Corp.	7,512	341
Sterling Financial Corp.	13,270	331
Inland Real Estate Corp. REIT	22,354	331
Trustreet Properties, Inc. REIT	22,555	330
Doral Financial Corp.	30,961	328
* Signature Bank	11,631	326
U-Store-It Trust REIT	15,495	326
F.N.B. Corp.	18,781	326
AMLI Residential Properties Trust REIT	8,566	326
* Argonaut Group, Inc.	9,929	325
EastGroup Properties, Inc. REIT	7,200	325
Scottish Re Group Ltd.	13,100	322
Central Pacific Financial Co.	8,903	320
Entertainment Properties Trust REIT	7,834	319
W Holding Co., Inc.	38,755	319
Corus Bankshares Inc.	5,490	309
UMB Financial Corp.	4,809	307
Mid-America Apartment Communities, Inc. REIT	6,333	307
* MeriStar Hospitality Corp. REIT	32,609	307
Equity Lifestyle Properties, Inc. REIT	6,850	305
United Community Banks, Inc.	11,400	304
Redwood Trust, Inc. REIT	7,326	302
CVB Financial Corp.	14,819	301
Boston Private Financial Holdings, Inc.	9,863	300
First Citizens BancShares Class A	1,719	300
Republic Bancorp, Inc.	25,163	299
* Berkshire Hathaway Inc. Class B	102	299
First Commonwealth Financial Corp.	22,996	297
First Republic Bank	7,950	294
Glacier Bancorp, Inc.	9,719	292
Alabama National BanCorporation	4,500	291
FelCor Lodging Trust, Inc. REIT	16,868	290
* Trammell Crow Co.	11,300	290
Spirit Finance Corp. REIT	25,365	288
Global Signal, Inc. REIT	6,660	287
Hancock Holding Co.	7,555	286
Chemical Financial Corp.	8,921	283
S & T Bancorp, Inc.	7,676	283
Student Loan Corp.	1,350	282
PS Business Parks, Inc. REIT	5,702	281
* First Federal Financial Corp.	5,132	280
Stewart Information Services Corp.	5,720	278
Franklin Street Properties Corp. REIT	13,287	278
Equity One, Inc. REIT	11,983	277
Commercial Capital Bancorp, Inc.	16,133	276
Glimcher Realty Trust REIT	11,234	273
^ Novastar Financial, Inc. REIT	9,600	270
First Community Bancorp	4,954	269
NBT Bancorp, Inc.	12,353	267
Horace Mann Educators Corp.	13,985	265
Brookline Bancorp, Inc.	18,619	264
* Piper Jaffray Cos., Inc.	6,510	263
* International Securities Exchange, Inc.	9,516	262
Omega Healthcare Investors, Inc. REIT	20,766	261
Frontier Financial Corp.	8,100	259
Sovran Self Storage, Inc. REIT	5,500	258
Tanger Factory Outlet Centers, Inc. REIT	8,978	258
* Accredited Home Lenders Holding Co.	5,200	258
Heritage Property Investment Trust REIT	7,696	257
Infinity Property & Casualty Corp.	6,741	251
First Charter Corp.	10,600	251
MB Financial, Inc.	7,050	250
Amcore Financial, Inc.	8,200	249
PFF Bancorp, Inc.	8,109	247
BankUnited Financial Corp.	9,285	247
MCG Capital Corp.	16,900	247
Extra Space Storage Inc. REIT	15,979	246
Harbor Florida Bancshares, Inc.	6,600	245
Community Bank System, Inc.	10,800	244
PrivateBancorp, Inc.	6,802	242
Unizan Financial Corp.	9,047	240
Financial Federal Corp.	5,400	240
RAIT Investment Trust REIT	9,255	240
Bank Mutual Corp.	22,611	240
Fidelity National Title Group, Inc. Class A	9,799	239
* CompuCredit Corp.	6,159	237
* Nelnet, Inc.	5,800	236
^ Impac Mortgage Holdings, Inc. REIT	24,900	234
Gold Banc Corp., Inc.	12,600	230
Community Banks, Inc.	8,174	229
Strategic Hotel Capital, Inc. REIT	11,100	228
Cash America International Inc.	9,787	227
Hanmi Financial Corp.	12,669	226
Calamos Asset Management, Inc.	7,104	223
United Fire & Casualty Co.	5,501	222
Capitol Federal Financial	6,744	222
National Penn Bancshares Inc.	11,657	222
Innkeepers USA Trust REIT	13,700	219
Advanta Corp. Class A	7,263	219
Sterling Bancshares, Inc.	14,000	216
Fidelity Bankshares, Inc.	6,602	216
BankAtlantic Bancorp, Inc. Class A	15,335	215
Equity Inns, Inc. REIT	15,600	211
National Health Investors REIT	8,100	210
American Equity Investment Life Holding Co.	16,100	210
Westbanco Inc.	6,851	208
Prosperity Bancshares, Inc.	7,200	207
Harleysville National Corp.	10,792	206
City Holding Co.	5,695	205
* WFS Financial, Inc.	2,671	203
Mid-State Bancshares	7,500	201
GMH Communities Trust REIT	12,909	200
Anchor Bancorp Wisconsin Inc.	6,479	197
Greenhill & Co., Inc.	3,500	197
Anthracite Capital Inc. REIT	18,400	194
Saxon Inc. REIT	16,836	191
Alfa Corp.	11,801	190
Glenborough Realty Trust, Inc. REIT	10,300	186
Highland Hospitality Corp. REIT	16,800	186
First Financial Bancorp	10,582	185
Partners Trust Financial Group, Inc.	15,296	184
First Financial Bankshares, Inc.	5,210	183
Town & Country Trust REIT	5,400	183
Getty Realty Holding Corp. REIT	6,827	179
* LaBranche & Co. Inc.	17,699	179
* Navigators Group, Inc.	4,093	178
TierOne Corp.	6,016	177
Northwest Bancorp, Inc.	8,313	177
* Franklin Bank Corp.	9,815	177
* USI Holdings Corp.	12,819	177
Parkway Properties Inc. REIT	4,369	175
FBL Financial Group, Inc. Class A	5,283	173
KNBT Bancorp Inc.	10,617	173
Community Trust Bancorp Inc.	5,623	173
* Universal American Financial Corp.	11,457	173
PXRE Group Ltd.	13,000	168
Independent Bank Corp. (MI)	6,177	168
* Ocwen Financial Corp.	19,300	168
Sandy Spring Bancorp, Inc.	4,800	167
Sun Communities, Inc. REIT	5,326	167
Digital Realty Trust, Inc.	7,100	161
Flagstar Bancorp, Inc.	11,054	159
optionsXpress Holdings Inc.	6,467	159
Provident New York Bancorp, Inc.	14,330	158
State Auto Financial Corp.	4,317	157
MFA Mortgage Investments, Inc. REIT	27,000	154
Old Second Bancorp, Inc.	5,015	153
Advance America Cash Advance Centers Inc.	12,359	153
Fieldstone Investment Corp. REIT	12,880	153
Nara Bancorp, Inc.	8,589	153
* World Acceptance Corp.	5,337	152
Main Street Banks, Inc.	5,500	150
* Virginia Commerce Bancorp, Inc.	5,131	149
IBERIABANK Corp.	2,900	148
Sterling Financial Corp. (PA)	7,418	147
Ramco-Gershenson Properties Trust REIT	5,510	147
Acadia Realty Trust REIT	7,300	146
First Financial Corp. (IN)	5,381	145
National Western Life Insurance Co. Class A	700	145
First Merchants Corp.	5,502	143
Saul Centers, Inc. REIT	3,943	142
Capitol Bancorp Ltd.	3,790	142
Dime Community Bancshares	9,712	142
WSFS Financial Corp.	2,300	141
Bank of the Ozarks, Inc.	3,808	141
* Sun Bancorp, Inc. (NJ)	7,104	140
First Potomac REIT	5,236	139
* Tradestation Group Inc.	11,217	139
LTC Properties, Inc. REIT	6,600	139
First Indiana Corp.	4,006	138
* Central Coast Bancorp	5,564	138
* Triad Guaranty, Inc.	3,100	136
First Busey Corp.	6,511	136
Cardinal Financial Corp.	12,348	136
21st Century Insurance Group	8,370	135
Columbia Banking System, Inc.	4,734	135
Capital Trust Class A REIT	4,599	135
Midland Co.	3,736	135
* AmericanWest Bancorporation	5,696	135
Virginia Financial Group, Inc.	3,700	133
Columbia Bancorp	3,225	133
Safety Insurance Group, Inc.	3,289	133
Capital City Bank Group, Inc.	3,850	132
Deerfield Triarc Capital COR	9,624	132
* First Cash Financial Services, Inc.	4,450	130
DiamondRock Hospitality Co. REIT	10,774	129
Independent Bank Corp. (MA)	4,500	128
Irwin Financial Corp.	5,987	128
* Asset Acceptance Capital Corp.	5,694	128
* Tejon Ranch Co.	3,200	128
Presidential Life Corp.	6,700	128
* Heritage Commerce Corp.	5,900	127
* Boykin Lodging Co. REIT	10,312	126
TriCo Bancshares	5,378	126
Kite Realty Group Trust REIT	8,123	126
Gramercy Capital Corp. REIT	5,483	125
Integra Bank Corp.	5,850	125
Ashford Hospitality Trust REIT	11,861	124
Arbor Realty Trust, Inc. REIT	4,800	124
First Financial Holdings, Inc.	4,035	124
Center Financial Corp.	4,915	124
Community Bancorp Inc.	3,463	123
Abington Community Bankcorp, Inc.	9,452	123
^ First South Bancorp, Inc.	3,468	122
Suffolk Bancorp	3,600	122
American Campus Communities, Inc. REIT	4,900	122
Pennfed Financial Services, Inc.	6,548	121
Consolidated-Tomoka Land Co.	1,700	121
Investors Real Estate Trust REIT	13,053	120
W.P. Stewart & Co., Ltd.	5,109	120
* Stifel Financial Corp.	3,200	120
Macatawa Bank Corp.	3,300	120
* Texas Capital Bancshares, Inc.	5,357	120
U.S.B. Holding Co., Inc.	5,527	120
First Bancorp (NC)	5,917	119
Simmons First National Corp.	4,300	119
* American Physicians Capital, Inc.	2,600	119
West Coast Bancorp	4,500	119
MortgageIT Holdings Inc. REIT	8,660	118
R & G Financial Corp. Class B	8,947	118
* Pinnacle Financial Partners, Inc.	4,712	118
Washington Trust Bancorp, Inc.	4,493	118
* United America Indemnity, Ltd.	6,400	118
Cascade Bancorp	5,045	116
* FPIC Insurance Group, Inc.	3,300	115
Wilshire Bancorp Inc.	6,650	114
Sterling Bancorp	5,785	114
Government Properties Trust, Inc. REIT	12,220	114
Peapack Gladstone Financial Corp.	4,063	113
Southside Bancshares, Inc.	5,588	113
Universal Health Realty Income REIT	3,600	113
Cedar Shopping Centers, Inc. REIT	8,000	113
* CNA Surety Corp.	7,710	112
Midwest Banc Holdings, Inc.	5,040	112
* PremierWest Bancorp	8,000	112
First Source Corp.	4,449	112
Oriental Financial Group Inc.	8,981	111
Interchange Financial Services Corp.	6,412	111
* Criimi Mae, Inc. REIT	5,520	109
NetBank, Inc.	15,222	109
Lakeland Bancorp, Inc.	7,350	108
Union Bankshares Corp.	2,500	108
HomeBanc Corp. REIT	14,400	108
Southwest Bancorp, Inc.	5,344	107
^ Odyssey Re Holdings Corp.	4,250	107
Hersha Hospitality Trust REIT	11,800	106
* Quanta Capital Holdings Ltd.	20,724	106
Seacoast Banking Corp. of Florida	4,564	105
First Place Financial Corp.	4,336	104
Yardville National Bancorp	3,002	104
Harleysville Group, Inc.	3,917	104
Foothill Independent Bancorp	4,113	103
* Pacific Mercantile Bancorp	5,891	102
Heritage Financial Corp.	4,176	102
TIB Financial Corp.	3,257	101
Anworth Mortgage Asset Corp. REIT	13,762	100
Arrow Financial Corp.	3,792	99
BancTrust Financial Group, Inc.	4,933	99
Bank of Granite Corp.	5,350	99
Winston Hotels, Inc. REIT	10,000	99
Bristol West Holdings, Inc.	5,200	99
SWS Group, Inc.	4,714	99
* PMA Capital Corp. Class A	10,712	98
* Banc Corp.	8,558	98
Clifton Savings Bancorp, Inc.	9,671	97
Mainsource Financial Group, Inc.	5,449	97
* Ace Cash Express, Inc.	4,150	97
Banner Corp.	3,100	97
Great Southern Bancorp, Inc.	3,476	96
First Community Bancshares, Inc.	3,079	96
Renasant Corp.	2,970	94
Urstadt Biddle Properties Class A REIT	5,766	93
Capital Corp. of the West	2,872	93
Luminent Mortgage Capital, Inc. REIT	12,400	93
* The Bancorp Inc.	5,475	93
Tompkins Trustco, Inc.	2,073	93
Willow Grove Bancorp, Inc.	6,120	93
Atlantic Coast Federal Corp.	6,551	92
* Stratus Properties Inc.	4,004	92
Direct General Corp.	5,426	92
Gamco Investors Inc. Class A	2,093	91
ASTA Funding, Inc.	3,300	90
CFS Bancorp, Inc.	6,300	90
German American Bancorp	6,797	89
North Valley Bancorp	5,018	89
* Western Sierra Bancorp	2,454	89
* Bay View Capital Corp.	5,007	89
Mercantile Bank Corp.	2,310	89
Clark, Inc.	6,700	89
Correctional Properties Trust	3,300	89
Farmers Capital Bank Corp.	2,861	88
CoBiz Inc.	4,773	87
FNB Financial Services Corp.	5,272	86
Omega Financial Corp.	3,100	86
Affordable Residential Communities REIT	9,049	86
* ITLA Capital Corp.	1,761	86
Camco Financial Corp.	6,005	86
Bedford Property Investors, Inc. REIT	3,900	86
Newmil Bancorp, Inc.	2,732	83
Flushing Financial Corp.	5,352	83
Greater Community Bancorp	5,469	83
First State Bancorporation	3,468	83
* GFI Group Inc.	1,742	83
* Encore Capital Group, Inc.	4,723	82
* eSPEED, Inc. Class A	10,601	82
Capital Southwest Corp.	901	82
* First Mariner Bancorp, Inc.	4,597	80
Eastern Virginia Bankshares, Inc.	3,773	80
HMN Financial, Inc.	2,721	80
Capital Lease Funding, Inc. REIT	7,600	80
State Bancorp, Inc.	4,743	79
Heartland Financial USA, Inc.	3,655	79
Gladstone Commercial Corp. REIT	4,800	79
Sizeler Property Investors, Inc. REIT	6,151	79
Unity Bancorp, Inc.	5,608	79
* Tarragon Realty Investors Inc. REIT	3,800	78
OceanFirst Financial Corp.	3,436	78
Massbank Corp.	2,371	78
Bimini Mortgage Management, Inc.	8,621	78
Aames Investment Corp. REIT	11,943	77
Federal Agricultural Mortgage Corp. Class A	3,500	77
Peoples Bancorp, Inc.	2,687	77
Security Bank Corp.	3,272	76
Camden National Corp.	2,300	76
Univest Corp. of Pennsylvania	3,105	75
S.Y. Bancorp, Inc.	3,000	75
Mission West Properties Inc. REIT	7,700	75
Merchants Bancshares, Inc.	3,111	75
Pulaski Financial Corp.	4,149	75
Coastal Financial Corp.	5,721	74
Bryn Mawr Bank Corp.	3,402	73
Lakeland Financial Corp.	1,799	73
Tower Group, Inc.	3,300	73
* Citizens, Inc.	13,269	72
First Federal Bancshares of Arkansas, Inc.	2,933	71
* Republic First Bancorp, Inc.	5,414	71
BancFirst Corp.	900	71
New York Mortgage Trust, Inc. REIT	10,700	71
United Community Financial Corp.	5,993	71
Sanders Morris Harris Group Inc.	4,314	71
Royal Bancshares of Pennsylvania, Inc.	3,047	71
LSB Corp.	4,028	70
Horizon Financial Corp.	3,195	70
United Mobile Homes, Inc. REIT	4,359	69
Windrose Medical Properties Trust REIT	4,600	68
* Community Bancorp	2,150	68
Education Realty Trust, Inc.	5,222	67
Charter Financial Corp.	1,879	67
Sound Federal Bancorp Inc.	3,500	67
CityBank Lynnwood (WA)	1,877	67
Thomas Properties Group, Inc.	5,320	67
American Mortgage Acceptance Co. REIT	4,500	66
* Ameriserv Financial Inc.	15,144	66
Citizens 1st Bancorp, Inc.	2,748	65
Placer Sierra Bancshares	2,300	64
FNB Corp. (VA)	2,060	63
HF Financial Corp.	3,313	63
Baldwin & Lyons, Inc. Class B	2,573	63
Summit Bancshares, Inc.	3,476	62
* EZCORP, Inc.	4,046	62
Cohen & Steers, Inc.	3,300	61
Jefferson Bancshares, Inc.	4,500	61
Wainwright Bank & Trust Co.	6,055	61
* Ampal-American Israel Corp.	15,444	61
Taylor Capital Group, Inc.	1,500	61
* KMG America Corp.	6,538	60
Ames National Corp.	2,315	60
* Collegiate Funding Services, Inc.	2,979	59
Comm Bancorp, Inc.	1,386	59
Berkshire Hills Bancorp, Inc.	1,741	58
MutualFirst Financial Inc.	2,626	58
* Consumer Portfolio Services, Inc.	9,900	57
Provident Financial Holdings, Inc.	2,158	57
Capstead Mortgage Corp. REIT	9,712	56
Medallion Financial Corp.	4,980	56
Financial Institutions, Inc.	2,851	56
BNP Residential Properties, Inc. REIT	3,489	56
Flag Financial Corp.	3,300	56
West Bancorporation	2,968	56
First M&F Corp.	1,582	54
Associated Estates Realty Corp. REIT	5,808	53
NYMAGIC, Inc.	2,100	52
Cavalry Bancorp, Inc.	2,180	52
* United Capital Corp.	2,064	51
Independence Holding Co.	2,602	51
* Marlin Business Services Inc.	2,096	50
American Land Lease, Inc. REIT	2,100	50
* Western Alliance Bancorp	1,664	50
* United PanAm Financial Corp.	1,892	49
* Aether Holdings, Inc.	14,636	49
National Health Realty Inc. REIT	2,600	48
Ameris Bancorp	2,421	48
Republic Bancorp, Inc. Class A	2,206	47
* Harris & Harris Group, Inc.	3,400	47
Winthrop Realty Trust Inc. REIT	8,306	47
* Ceres Group, Inc.	9,037	47
First Oak Brook Bancshares, Inc.	1,657	46
Oak Hill Financial, Inc.	1,356	45
Colony Bankcorp, Inc.	1,795	45
* BankFinancial Corp.	3,040	45
American National Bankshares Inc.	1,883	44
NorthStar Realty Finance Corp. REIT	4,342	44
Agree Realty Corp. REIT	1,500	43
Northrim Bancorp Inc.	1,800	42
Century Bancorp, Inc. Class A	1,440	42
First Defiance Financial Corp.	1,500	41
Vineyard National Bancorp Co.	1,300	40
EMC Insurance Group, Inc.	1,995	40
* Newtek Business Services, Inc.	20,200	39
BCSB Bankcorp, Inc.	3,006	39
One Liberty Properties, Inc. REIT	2,100	39
GB&T Bancshares, Inc.	1,745	37
PMC Commercial Trust REIT	3,000	37
SCBT Financial Corp.	1,100	37
FNB Corp. (NC)	1,915	36
MBT Financial Corp.	2,230	36
Rainier Pacific Financial Group Inc.	2,220	36
Kearny Financial Corp.	2,865	35
* MarketAxess Holdings, Inc.	3,000	34
Capital Title Group, Inc.	6,166	34
Preferred Bank, Los Angeles	749	33
* Rewards Network Inc.	5,200	33
* The Enstar Group, Inc.	500	33
Codorus Valley Bancorp, Inc.	1,698	33
Greene County Bancshares	1,125	31
Donegal Group Inc.	1,423	30
Capital Bank Corp.	1,968	30
* AmeriVest Properties, Inc. REIT	7,200	30
Penns Woods Bancorp, Inc.	764	30
Exchange National Bancshares, Inc.	1,000	30
Westwood Holdings Group, Inc.	1,500	27
* Vesta Insurance Group, Inc.	26,385	26
* Northern Empire Bancshares	1,082	26
Investors Title Co.	604	25
Ameriana Bancorp	1,926	25
Westfield Financial, Inc.	1,000	24
* QC Holdings Inc.	2,008	23
* Primus Guaranty, Ltd.	1,667	22
TF Financial Corp.	761	22
Sunset Financial Resources, Inc.	2,500	21
* First Regional Bancorp	300	20
* American Independence Corp.	1,654	19
ECC Capital Corp.	8,135	18
HopFed Bancorp, Inc.	1,115	18
United Security Bancshares, Inc.	655	18
BKF Capital Group, Inc.	900	17
Landmark Bancorp Inc.	680	17
Citizens South Banking Corp.	1,400	17
Crawford & Co. Class B	2,850	16
K-Fed Bancorp	1,336	16
* First Acceptance Corp.	1,500	15
* Capital Crossing Bank	436	15
Wellsford Real Properties Inc.	2,356	14
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	14
Donegal Group Inc.	600	14
Wayne Savings Bancshares, Inc.	900	14
Union Community Bancorp	500	13
Advanta Corp. Class B	400	13
Laurel Capital Group, Inc.	600	12
* Meadowbrook Insurance Group, Inc.	2,100	12
Greater Delaware Valley Savings Bank	459	12
NBC Capital Corp.	500	12
Commercial Bankshares, Inc.	333	12
Team Financial, Inc.	820	12
First Keystone Financial, Inc.	595	12
Eagle Hospitality Properties Trust Inc.	1,300	10
Meta Financial Group, Inc.	485	10
Citizens & Northern Corp.	374	10
* Specialty Underwriters' Alliance, Inc.	1,400	9
* ZipRealty, Inc.	900	8
Affirmative Insurance Holdings, Inc.	500	7
Origen Financial, Inc. REIT	1,000	7
EFC Bancorp, Inc.	200	7
Fidelity Southern Corp.	300	5
Cascade Financial Corp.	300	5
United Financial Corp.	255	5
Delta Financial Corp.	600	5
Lincoln Bancorp	300	5
BRT Realty Trust REIT	200	5
Summit Bank Corp.	300	5
Princeton National Bancorp, Inc.	99	3
Burnham Pacific Properties, Inc. REIT	19,000	3
Federal Agricultural Mortgage Corp. Class C	100	3
Habersham Bancorp	100	2
Community Capital Corp.	100	2
Desert Community Bank	64	2
* Horizon Group Properties, Inc. REIT	270	1
ProCentury Corp.	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* EBS Litigation LLC	6,856	0

		1,027,243

Health Care (7.8%)
Johnson & Johnson	993,423	59,705
Pfizer Inc.	2,461,453	57,401
* Amgen, Inc.	412,214	32,507
UnitedHealth Group Inc.	454,100	28,218
Merck & Co., Inc.	733,598	23,336
Medtronic, Inc.	404,712	23,299
Wyeth	448,110	20,644
Abbott Laboratories	519,414	20,480
Eli Lilly & Co.	340,958	19,295
* WellPoint Inc.	219,988	17,553
Bristol-Myers Squibb Co.	653,575	15,019
* Genentech, Inc.	160,006	14,800
Schering-Plough Corp.	493,312	10,286
Cardinal Health, Inc.	143,023	9,833
Aetna Inc.	96,804	9,129
* Gilead Sciences, Inc.	152,350	8,018
Baxter International, Inc.	207,956	7,830
* Caremark Rx, Inc.	148,376	7,684
Guidant Corp.	110,209	7,136
HCA Inc.	127,862	6,457
* St. Jude Medical, Inc.	121,749	6,112
* Genzyme Corp.	85,705	6,066
* Medco Health Solutions, Inc.	101,679	5,674
* Zimmer Holdings, Inc.	82,630	5,573
* Biogen Idec Inc.	113,053	5,125
McKesson Corp.	97,765	5,044
* Boston Scientific Corp.	205,464	5,032
Becton, Dickinson & Co.	83,447	5,013
CIGNA Corp.	42,879	4,790
Allergan, Inc.	43,628	4,710
* Forest Laboratories, Inc.	113,563	4,620
Stryker Corp.	87,629	3,893
* Celgene Corp.	55,984	3,628
* Express Scripts Inc.	42,150	3,532
* Coventry Health Care Inc.	54,043	3,078
Quest Diagnostics, Inc.	57,580	2,964
Biomet, Inc.	79,213	2,897
* MedImmune Inc.	82,201	2,879
AmerisourceBergen Corp.	69,226	2,866
* Humana Inc.	51,463	2,796
* Fisher Scientific International Inc.	40,713	2,518
* Laboratory Corp. of America Holdings	45,523	2,451
C.R. Bard, Inc.	35,492	2,340
Omnicare, Inc.	39,984	2,288
* Varian Medical Systems, Inc.	43,608	2,195
* Hospira, Inc.	51,133	2,187
* IVAX Corp.	67,860	2,126
* Health Net Inc.	38,199	1,969
* Barr Pharmaceuticals Inc.	31,360	1,953
IMS Health, Inc.	75,399	1,879
* Sepracor Inc.	35,571	1,835
Health Management Associates Class A	83,404	1,832
Applera Corp.-Applied Biosystems Group	65,889	1,750
* Chiron Corp.	39,094	1,738
* DaVita, Inc.	34,137	1,729
* Thermo Electron Corp.	54,535	1,643
Mylan Laboratories, Inc.	73,582	1,469
* Waters Corp.	38,691	1,463
* Lincare Holdings, Inc.	33,057	1,385
DENTSPLY International Inc.	25,466	1,367
* King Pharmaceuticals, Inc.	80,639	1,364
* Intuitive Surgical, Inc.	11,253	1,320
* Henry Schein, Inc.	29,352	1,281
* Amylin Pharmaceuticals, Inc.	31,589	1,261
* Cephalon, Inc.	19,372	1,254
Bausch & Lomb, Inc.	18,150	1,232
* Tenet Healthcare Corp.	158,489	1,214
* Invitrogen Corp.	17,852	1,190
Beckman Coulter, Inc.	20,876	1,188
* Patterson Cos	34,852	1,164
* Community Health Systems, Inc.	30,258	1,160
* Millipore Corp.	17,426	1,151
* Triad Hospitals, Inc.	29,116	1,142
Manor Care, Inc.	28,201	1,122
Dade Behring Holdings Inc.	27,000	1,104
* Watson Pharmaceuticals, Inc.	33,675	1,095
Pharmaceutical Product Development, Inc.	17,574	1,089
* Renal Care Group, Inc.	22,987	1,088
* Inamed Corp.	12,234	1,073
* Cytyc Corp.	37,497	1,059
* Affymetrix, Inc.	21,694	1,036
* Covance, Inc.	21,239	1,031
* Endo Pharmaceuticals Holdings, Inc.	33,713	1,020
* Millennium Pharmaceuticals, Inc.	104,225	1,011
PerkinElmer, Inc.	41,840	986
* Charles River Laboratories, Inc.	22,974	973
* Protein Design Labs, Inc.	32,725	930
* ResMed Inc.	24,254	929
* Advanced Medical Optics, Inc.	22,011	920
Hillenbrand Industries, Inc.	18,313	905
* Cerner Corp.	9,937	903
* Vertex Pharmaceuticals, Inc.	32,421	897
* Respironics, Inc.	24,138	895
* Gen-Probe Inc.	17,320	845
* Edwards Lifesciences Corp.	20,217	841
Universal Health Services Class B	17,787	831
* IDEXX Laboratories Corp.	10,985	791
* Neurocrine Biosciences, Inc.	12,534	786
* Emdeon Corp.	92,879	786
* ImClone Systems, Inc.	22,652	776
* VCA Antech, Inc.	26,700	753
Cooper Cos., Inc.	14,148	726
* Pediatrix Medical Group, Inc.	8,057	714
* Techne Corp.	12,374	695
* Sierra Health Services, Inc.	8,664	693
* LifePoint Hospitals, Inc.	17,271	648
Mentor Corp.	13,316	614
Medicis Pharmaceutical Corp.	18,592	596
* Abgenix, Inc.	27,689	595
* Alkermes, Inc.	30,914	591
STERIS Corp.	23,471	587
Valeant Pharmaceuticals International	31,648	572
* Hologic, Inc.	15,000	569
* ICOS Corp.	20,520	567
* Kinetic Concepts, Inc.	14,122	561
* OSI Pharmaceuticals, Inc.	19,364	543
* Sybron Dental Specialties, Inc.	13,636	543
* United Therapeutics Corp.	7,300	505
* American Healthways Inc.	11,013	498
* Medarex, Inc.	35,551	492
* Nektar Therapeutics	29,275	482
* Psychiatric Solutions, Inc.	8,183	481
* United Surgical Partners International, Inc.	14,887	479
* Ventana Medical Systems, Inc.	11,200	474
* MGI Pharma, Inc.	26,353	452
* Varian, Inc.	11,031	439
* Haemonetics Corp.	8,962	438
* Beverly Enterprises, Inc.	37,500	438
Chemed Corp.	8,700	432
* Sunrise Senior Living, Inc.	12,300	415
Perrigo Co.	27,555	411
* Andrx Group	24,884	410
* Apria Healthcare Group Inc.	16,741	404
Alpharma, Inc. Class A	13,947	398
* ViroPharma Inc.	21,431	398
* Kyphon Inc.	9,623	393
* Onyx Pharmaceuticals, Inc.	13,648	393
* Magellan Health Services, Inc.	12,315	387
* Cubist Pharmaceuticals, Inc.	18,106	385
* WellCare Health Plans Inc.	9,400	384
* American Medical Systems Holdings, Inc.	21,442	382
* Bio-Rad Laboratories, Inc. Class A	5,800	380
Owens & Minor, Inc. Holding Co.	13,760	379
* CV Therapeutics, Inc.	15,194	376
Diagnostic Products Corp.	7,700	374
* Centene Corp.	14,100	371
* Immucor Inc.	15,720	367
* AMERIGROUP Corp.	18,626	362
* Par Pharmaceutical Cos. Inc.	11,527	361
* Kos Pharmaceuticals, Inc.	6,944	359
* Human Genome Sciences, Inc.	40,563	347
* Kindred Healthcare, Inc.	13,032	336
* Dionex Corp.	6,800	334
* PSS World Medical, Inc.	21,850	324
* ArthroCare Corp.	7,538	318
Invacare Corp.	10,007	315
* IDX Systems Corp.	7,079	311
* Regeneron Pharmaceuticals, Inc.	19,484	311
* Biosite Inc.	5,200	293
* Intermagnetics General Corp.	9,148	292
* The Medicines Co.	16,416	286
* Salix Pharmaceuticals, Ltd.	16,058	282
* American Pharmaceuticals Partners, Inc.	6,947	269
* Myriad Genetics, Inc.	12,847	267
LCA-Vision Inc.	5,612	267
PolyMedica Corp.	7,900	264
* Thoratec Corp.	12,762	264
* Telik, Inc.	15,483	263
* BioMarin Pharmaceutical Inc.	24,400	263
* ^ Martek Biosciences Corp.	10,684	263
* Merge Technologies, Inc.	10,481	262
* Viasys Healthcare Inc.	10,174	261
* Eclipsys Corp.	13,500	256
* AtheroGenics, Inc.	12,745	255
* Exelixis, Inc.	26,405	249
* Applera Corp.-Celera Genomics Group	22,657	248
* American Retirement Corp.	9,800	246
* Per-Se Technologies, Inc.	10,384	243
* eResearch Technology, Inc.	15,950	241
* LifeCell Corp.	12,400	236
* Geron Corp.	27,180	234
* Cyberonics, Inc.	7,200	233
* CONMED Corp.	9,740	230
* AmSurg Corp.	10,000	229
* Alexion Pharmaceuticals, Inc.	11,246	228
* Odyssey Healthcare, Inc.	12,000	224
* HealthExtras, Inc.	8,800	221
* Genesis Healthcare Corp.	5,932	217
* Integra LifeSciences Holdings	6,101	216
* NDCHealth Corp.	11,235	216
* Matria Healthcare, Inc.	5,481	212
* Myogen, Inc.	7,039	212
* The TriZetto Group, Inc.	12,212	207
* Amedisys Inc.	4,800	203
West Pharmaceutical Services, Inc.	8,100	203
* Digene Corp.	6,725	196
* AMN Healthcare Services, Inc.	9,905	196
* DJ Orthopedics Inc.	7,100	196
* Theravance, Inc.	8,584	193
* Dendrite International, Inc.	13,200	190
* K-V Pharmaceutical Co. Class A	9,233	190
* Wright Medical Group, Inc.	9,300	190
Arrow International, Inc.	6,455	187
* Zymogenetics, Inc.	10,975	187
Analogic Corp.	3,900	187
* SurModics, Inc.	5,045	187
* First Horizon Pharmaceutical Corp.	10,700	185
* NPS Pharmaceuticals Inc.	15,546	184
* Greatbatch, Inc.	7,041	183
* Palomar Medical Technologies, Inc.	5,200	182
* Serologicals Corp.	9,056	179
* Momenta Pharmaceuticals, Inc.	8,100	179
* Allscripts Healthcare Solutions, Inc.	13,200	177
* PAREXEL International Corp.	8,600	174
* Avanir Pharmaceuticals Class A	50,000	172
* SonoSite, Inc.	4,900	172
* Ventiv Health, Inc.	7,215	170
* Adolor Corp.	11,600	169
* Isis Pharmaceuticals, Inc.	32,200	169
* Connetics Corp.	11,303	163
* I-Flow Corp.	10,900	159
* Renovis, Inc.	10,400	159
* ICU Medical, Inc.	4,000	157
* Luminex Corp.	13,248	154
* Molecular Devices Corp.	5,300	153
* Keryx Biopharmaceuticals, Inc.	10,400	152
* Aspect Medical Systems, Inc.	4,396	151
* Inverness Medical Innovations, Inc.	6,366	151
* Spectranetics Corp.	13,396	151
* Laserscope	6,700	150
Cambrex Corp.	7,972	150
* InterMune Inc.	8,900	150
* Conceptus, Inc.	11,800	149
* Encysive Pharmaceuticals, Inc.	18,800	148
* Quidel Corp.	13,600	146
* Cross Country Healthcare, Inc.	8,100	144
* Orthofix International NV	3,601	144
* PRA International	5,102	144
* Panacos Pharmaceuticals Inc.	20,695	143
* Indevus Pharmaceuticals, Inc.	26,370	142
* Conor Medsystems, Inc.	7,318	142
* Tanox, Inc.	8,617	141
* Progenics Pharmaceuticals, Inc.	5,636	141
* Illumina, Inc.	9,936	140
* Lifeline Systems, Inc.	3,800	139
* Pharmion Corp.	7,800	139
Meridian Bioscience Inc.	6,672	134
* Nastech Pharmaceutical Co., Inc.	9,100	134
* Symmetry Medical Inc.	6,900	134
Datascope Corp.	3,994	132
* Discovery Laboratories, Inc.	19,546	131
* Accelrys Inc.	16,207	130
* Radiation Therapy Services, Inc.	3,663	129
* ThermoGenesis Corp.	26,640	129
* Dendreon Corp.	23,600	128
* Idenix Pharmaceuticals Inc.	7,399	127
* IRIS International, Inc.	5,700	125
* ^ Foxhollow Technologies Inc.	4,149	124
* OraSure Technologies, Inc.	13,900	123
* Incyte Corp.	22,682	121
^ BioLase Technology, Inc.	15,114	121
* Cepheid, Inc.	13,722	120
* Molina Healthcare Inc.	4,518	120
* Bentley Pharmaceuticals, Inc.	7,300	120
* Arena Pharmaceuticals, Inc.	8,408	120
* BioScrip Inc.	15,808	119
* StemCells, Inc.	34,500	119
* Nabi Biopharmaceuticals	35,171	119
* ARIAD Pharmaceuticals, Inc.	20,212	118
* Penwest Pharmaceuticals Co.	6,050	118
* Candela Corp.	8,123	117
* Cypress Bioscience, Inc.	20,277	117
* ^ Genitope Corp.	14,700	117
* Noven Pharmaceuticals, Inc.	7,700	117
* Orthovita, Inc.	29,916	116
* Enzo Biochem, Inc.	9,335	116
* HMS Holdings Corp.	14,833	113
* Oscient Pharmaceuticals	49,552	112
* ^ Immunomedics Inc.	38,175	111
* Genta Inc.	75,730	111
* ^ Novavax, Inc.	28,584	110
* Gentiva Health Services, Inc.	7,431	110
* VaxGen, Inc.	12,500	109
* Res-Care, Inc.	6,300	109
* Air Methods Corp.	6,300	109
* SuperGen, Inc.	21,500	109
* Somanetics Corp.	3,383	108
* Enzon Pharmaceuticals, Inc.	14,391	106
* Cerus Corp.	10,464	106
* Aastrom Biosciences, Inc.	50,300	106
* Northfield Laboratories, Inc.	7,900	106
* Rita Medical Systems, Inc.	26,700	104
* New River Pharmaceuticals Inc.	2,000	104
* Kendle International Inc.	4,000	103
* RehabCare Group, Inc.	5,032	102
* ^ XOMA Ltd.	63,000	101
CNS, Inc.	4,600	101
* Symbion, Inc.	4,341	100
* Nuvelo, Inc.	12,269	100
* Peregrine Pharmaceuticals, Inc.	105,981	99
* Orthologic Corp.	20,010	98
* Encore Medical Corp.	19,661	97
* US Physical Therapy, Inc.	5,200	96
* Animas Corp.	3,922	95
* Microtek Medical Holdings, Inc.	27,201	95
* deCODE genetics, Inc.	11,373	94
* Align Technology, Inc.	14,461	94
* DepoMed, Inc.	15,506	93
* ^ Cell Therapeutics, Inc.	42,427	92
Option Care, Inc.	6,878	92
Computer Programs and Systems, Inc.	2,200	91
* IntraLase Corp.	5,100	91
* Savient Pharmaceuticals Inc.	24,200	91
* Omnicell, Inc.	7,500	90
* Monogram Biosciences, Inc.	47,778	89
* Albany Molecular Research, Inc.	7,311	89
* Dyax Corp.	16,797	89
Vital Signs, Inc.	2,046	88
* Cell Genesys, Inc.	14,765	88
* Rural/Metro Corp.	9,670	87
* BioCryst Pharmaceuticals, Inc.	5,200	87
* Advanced Magnetics, Inc.	7,833	87
* ^ SFBC International, Inc.	5,405	87
* Hi-Tech Pharmacal Co., Inc.	1,942	86
* Emageon Inc.	5,295	84
* Abaxis, Inc.	5,100	84
* National Dentex Corp.	3,619	82
* Columbia Laboratories Inc.	17,365	81
* Alnylam Pharmaceuticals Inc.	5,900	79
* Inspire Pharmaceuticals, Inc.	15,213	77
* Hanger Orthopedic Group, Inc.	13,435	77
* AVANT Immunotherapeutics, Inc.	40,329	76
* Array BioPharma Inc.	10,785	76
* Durect Corp.	14,900	76
* Kensey Nash Corp.	3,391	75
* Horizon Health Corp.	3,300	75
* Embrex, Inc.	5,380	75
* Medical Staffing Network Holdings, Inc.	13,778	74
* ImmunoGen, Inc.	14,300	73
* DOV Pharmaceutical, Inc.	4,900	72
Young Innovations, Inc.	2,100	72
* Bioveris Corp.	15,512	71
* Merit Medical Systems, Inc.	5,839	71
* Amicas, Inc.	14,276	71
* Zoll Medical Corp.	2,800	71
* TriPath Imaging, Inc.	11,600	70
* NeoPharm, Inc.	6,414	69
* Nanogen, Inc.	26,400	69
* Angiodynamics Inc.	2,669	68
* Regeneration Technologies, Inc.	9,441	68
* Collagenex Pharmaceuticals, Inc.	5,592	67
* Lifecore Biomedical Inc.	4,100	67
* HealthTronics Surgical Services, Inc.	8,655	66
* Pozen Inc.	6,862	66
* Lexicon Genetics Inc.	17,719	65
* Vivus, Inc.	21,814	65
* Senomyx, Inc.	5,300	64
* Bruker BioSciences Corp.	13,154	64
* VistaCare, Inc.	5,100	64
* Medical Action Industries Inc.	3,100	63
* MedCath Corp.	3,399	63
* ABIOMED, Inc.	6,800	63
* Rigel Pharmaceuticals, Inc.	7,489	63
* Trimeris, Inc.	5,404	62
* Possis Medical Inc.	6,199	62
* Specialty Laboratories, Inc.	4,700	61
* MannKind Corp.	5,385	61
* NationsHealth, Inc.	7,744	60
* ^ Continucare Corp.	25,160	60
* EPIX Pharmaceuticals, Inc.	14,771	60
* Allied Healthcare International Inc.	9,617	59
* Cutera, Inc.	2,200	58
* Pediatric Services of America	4,100	58
* Orchid Cellmark, Inc.	7,589	58
* EntreMed, Inc.	29,710	58
* Providence Service Corp.	2,000	58
* Vital Images, Inc.	2,200	58
* ^ NitroMed, Inc.	4,100	57
* Anadys Pharmaceuticals Inc.	6,479	57
Psychemedics Corp.	4,100	57
* NMT Medical, Inc.	3,531	56
* Maxygen Inc.	7,477	56
National Healthcare Corp.	1,500	56
* E-Z-EM, Inc.	2,400	55
* Natus Medical Inc.	3,400	55
* Micro Therapeutics, Inc.	7,901	55
* Curis, Inc.	15,270	54
* Fonar Corp.	77,670	53
* Seattle Genetics, Inc.	11,186	53
* Third Wave Technologies	17,618	53
* America Service Group Inc.	3,300	52
Hooper Holmes, Inc.	20,200	52
* Cantel Medical Corp.	2,800	50
* Neogen Corp.	2,368	50
* SciClone Pharmaceuticals, Inc.	21,400	50
* Cytokinetics, Inc.	7,525	49
* Hollis-Eden Pharmaceuticals, Inc.	10,100	49
* Caliper Life Sciences, Inc.	8,280	49
* Neurogen Corp.	7,240	48
* Bradley Pharmaceuticals, Inc.	5,005	48
* Cardiac Science Corp.	5,181	47
* Threshold Pharmaceuticals, Inc.	3,228	47
* Pain Therapeutics, Inc.	6,900	47
* Diversa Corp.	9,661	46
* CuraGen Corp.	14,711	45
* Pharmacyclics, Inc.	12,630	45
* Santarus Inc.	8,122	45
* American Dental Partners, Inc.	2,400	43
* CorVel Corp.	2,237	42
* ^ Antigenics, Inc.	8,912	42
* Anika Resh Inc.	3,600	42
* PDI, Inc.	3,100	42
* Genaera Corp.	26,969	40
* Pharmacopeia Drug Discovery	11,027	39
* Q-Med, Inc.	4,000	39
* Gene Logic Inc.	11,200	38
* Kosan Biosciences, Inc.	8,200	36
* Tercica, Inc.	5,020	36
* SONUS Pharmaceuticals, Inc.	7,036	35
* CardioDynamics International Corp.	28,415	34
* Harvard Bioscience, Inc.	7,434	33
* Strategic Diagnostics Inc.	9,012	33
* Cholestech Corp.	3,293	33
* Osteotech, Inc.	6,387	32
* IVAX Diagnostics, Inc.	8,700	31
* GTx, Inc.	4,100	31
* Vical, Inc.	7,300	31
* Theragenics Corp.	9,916	30
* ATS Medical, Inc.	10,870	30
* Phase Forward Inc.	3,014	29
* Vion Pharmaceuticals, Inc.	17,800	29
* Titan Pharmaceuticals, Inc.	20,271	29
* Alliance Imaging, Inc.	4,800	29
* ^ Aradigm Corp.	39,100	29
* ^ Immtech International, Inc.	4,100	28
* CryoLife Inc.	8,500	28
* National Medical Health Card Systems, Inc.	1,020	28
* Oxigene, Inc.	6,748	27
* Emisphere Technologies, Inc.	6,100	26
* Nuvasive, Inc.	1,400	25
* Bio-Reference Laboratories, Inc.	1,330	25
* DUSA Pharmaceuticals, Inc.	2,300	25
* BioSphere Medical Inc.	3,035	25
* Ista Pharmaceuticals Inc.	3,790	24
* Zila, Inc.	6,102	23
* Sangamo BioSciences, Inc.	5,800	23
* SRI/Surgical Express, Inc.	3,833	23
* GTC Biotherapeutics, Inc.	13,981	23
* Capital Senior Living Corp.	2,200	23
* GenVec, Inc.	13,597	22
* Bioenvision, Inc.	3,300	22
* Critical Therapeutics, Inc.	3,000	22
* Barrier Therapeutics Inc.	2,500	21
* ArQule, Inc.	3,300	20
* Avigen, Inc.	6,631	20
* Insmed Inc.	10,050	20
* Axonyx Inc.	23,400	19
* Stereotaxis Inc.	2,206	19
* Acadia Pharmaceuticals Inc.	1,840	18
* SeraCare Life Sciences, Inc.	2,000	18
* La Jolla Pharmaceutical Co.	4,820	18
* Rochester Medical Corp.	1,741	18
* VNUS Medical Technologies, Inc.	2,100	18
* Endologix, Inc.	2,500	17
* Neose Technologies, Inc.	8,800	17
* STAAR Surgical Co.	2,100	17
* Discovery Partners International	6,100	16
* Bioject Medical Technologies Inc.	12,286	16
* Exact Sciences Corp.	7,166	16
* Lipid Sciences, Inc.	5,949	14
* Neurobiological Technologies, Inc.	3,900	14
* CYTOGEN Corp.	5,075	14
* PRAECIS Pharmaceuticals, Inc.	3,434	14
* Neurometrix Inc.	500	14
* Synovis Life Technologies, Inc.	1,300	13
* Xenoport Inc.	700	13
* Matrixx Initiatives, Inc.	600	13
* Advancis Pharmaceutical Corp.	8,570	12
* Inhibitex Inc.	1,400	12
* Corgentech Inc.	1,135	12
* Radiologix Inc.	3,800	12
* Proxymed Pharmacy, Inc.	2,846	12
* Hemispherx Biopharma, Inc.	5,300	12
Stratagene Holding Corp.	1,102	11
* Targeted Genetics Corp.	22,451	11
* Introgen Therapeutics, Inc.	2,000	11
* Maxim Pharmaceuticals, Inc.	9,380	10
* Genelabs Technologies, Inc.	5,200	10
* AVI BioPharma, Inc.	2,600	9
* Sequenom, Inc.	13,020	9
* Ciphergen Biosystems, Inc.	7,237	9
* Adeza Biomedical Corp.	400	8
* Corcept Therapeutics Inc.	2,301	8
* Repligen Corp.	2,000	8
* Matritech Inc.	13,900	8
* Transgenomic, Inc.	7,100	7
* NeoRx Corp.	9,600	7
* Allos Therapeutics Inc.	3,348	7
* SCOLR Pharma Inc.	1,200	7
* Exactech, Inc.	600	7
* ^ Aksys, Ltd.	9,800	6
* Mediware Information Systems, Inc.	500	6
* Sonic Innovations, Inc.	1,300	5
* Sun Healthcare Group Inc.	800	5
* Digirad Corp.	1,200	5
* Vasomedical, Inc.	18,200	5
* ^ Aphton Corp.	12,609	4
* Hythiam Inc.	700	4
* Sirna Therapeutics, Inc.	1,300	4
* Dynavax Technologies Corp.	863	4
* CancerVax Corp.	2,400	3
* Alteon, Inc.	19,000	3
* Novoste Corp.	1,344	3
* Immunicon Corp.	800	3
* Pharmos Corp.	1,320	3
* The Med-Design Corp.	5,163	3
* Dialysis Corporation of America	200	2
* Clarient, Inc.	1,100	1
* Biopure Corp. Class A	1,450	1
* North American Scientific, Inc.	500	1
* Curative Health Services, Inc.	4,066	1
* PharmaNetics, Inc.	600	0

		624,657

Industrials (6.6%)
General Electric Co.	3,540,228	124,085
Tyco International Ltd.	676,300	19,518
United Technologies Corp.	342,350	19,141
3M Co.	242,845	18,820
The Boeing Co.	248,122	17,428
United Parcel Service, Inc.	211,171	15,870
Caterpillar, Inc.	226,120	13,063
Emerson Electric Co.	138,007	10,309
Honeywell International Inc.	271,471	10,112
FedEx Corp.	96,052	9,931
Burlington Northern Santa Fe Corp.	124,725	8,833
Lockheed Martin Corp.	125,993	8,017
Illinois Tool Works, Inc.	81,141	7,140
Union Pacific Corp.	83,688	6,738
General Dynamics Corp.	57,041	6,506
Northrop Grumman Corp.	107,351	6,453
Norfolk Southern Corp.	135,173	6,060
Raytheon Co.	150,764	6,053
Cendant Corp.	349,634	6,031
Waste Management, Inc.	187,813	5,700
Deere & Co.	80,572	5,488
Danaher Corp.	82,453	4,599
Ingersoll-Rand Co.	112,638	4,547
Masco Corp.	143,778	4,341
Southwest Airlines Co.	236,679	3,889
PACCAR, Inc.	54,338	3,762
CSX Corp.	72,425	3,677
Rockwell Automation, Inc.	60,665	3,589
Pitney Bowes, Inc.	76,441	3,230
Eaton Corp.	46,779	3,138
Textron, Inc.	40,194	3,094
ITT Industries, Inc.	29,341	3,017
L-3 Communications Holdings, Inc.	38,221	2,842
Dover Corp.	67,642	2,739
Rockwell Collins, Inc.	57,609	2,677
Parker Hannifin Corp.	40,116	2,646
Expeditors International of Washington, Inc.	35,541	2,399
American Standard Cos., Inc.	59,868	2,392
R.R. Donnelley & Sons Co.	68,106	2,330
Precision Castparts Corp.	44,326	2,297
Fluor Corp.	29,210	2,257
Cooper Industries, Inc. Class A	30,886	2,255
Robert Half International, Inc.	54,115	2,050
C.H. Robinson Worldwide Inc.	53,642	1,986
Cintas Corp.	47,727	1,965
W.W. Grainger, Inc.	25,272	1,797
Republic Services, Inc. Class A	47,314	1,777
Avery Dennison Corp.	31,351	1,733
Fastenal Co.	42,846	1,679
Equifax, Inc.	43,908	1,669
Joy Global Inc.	40,875	1,635
Goodrich Corp.	39,025	1,604
* Monster Worldwide Inc.	37,603	1,535
* The Dun & Bradstreet Corp.	22,372	1,498
* ChoicePoint Inc.	30,564	1,360
Manpower Inc.	29,165	1,356
* AMR Corp.	59,976	1,333
American Power Conversion Corp.	59,286	1,304
Cummins Inc.	14,175	1,272
* Jacobs Engineering Group Inc.	18,670	1,267
The Corporate Executive Board Co.	13,245	1,188
Roper Industries Inc.	28,822	1,139
SPX Corp.	24,871	1,138
Pall Corp.	42,100	1,131
Pentair, Inc.	32,660	1,127
Aramark Corp. Class B	40,475	1,124
Oshkosh Truck Corp.	24,668	1,100
Ametek, Inc.	23,646	1,006
CNF Inc.	17,850	998
* Terex Corp.	16,700	992
* Alliant Techsystems, Inc.	12,620	961
Harsco Corp.	14,173	957
The Brink's Co.	19,822	950
* McDermott International, Inc.	20,900	932
HNI Corp.	16,728	919
J.B. Hunt Transport Services, Inc.	40,368	914
Ryder System, Inc.	21,900	898
* Yellow Roadway Corp.	19,750	881
* Thomas & Betts Corp.	20,490	860
* Stericycle, Inc.	14,281	841
Landstar System, Inc.	19,968	833
Graco, Inc.	22,391	817
Teleflex Inc.	12,439	808
Hughes Supply, Inc.	22,400	803
Hubbell Inc. Class B	17,649	796
JLG Industries, Inc.	17,400	794
The Timken Co.	24,795	794
Donaldson Co., Inc.	24,877	791
Laidlaw International Inc.	33,900	787
* Shaw Group, Inc.	26,706	777
* JetBlue Airways Corp.	49,251	757
* Flowserve Corp.	18,840	745
* USG Corp.	11,100	722
Alexander & Baldwin, Inc.	13,279	720
IDEX Corp.	17,402	715
Adesa, Inc.	29,180	713
Carlisle Co., Inc.	10,206	706
Trinity Industries, Inc.	15,559	686
* Allied Waste Industries, Inc.	78,175	683
* Wesco International, Inc.	15,950	682
Briggs & Stratton Corp.	17,496	679
Herman Miller, Inc.	23,987	676
Kennametal, Inc.	12,841	655
Walter Industries, Inc.	13,115	652
The Toro Co.	14,800	648
* URS Corp.	17,021	640
* Continental Airlines, Inc. Class B	29,389	626
* Navistar International Corp.	21,582	618
MSC Industrial Direct Co., Inc. Class A	15,354	618
GATX Corp.	16,901	610
* Kansas City Southern	24,950	610
UTI Worldwide, Inc.	6,500	603
* Corrections Corp. of America REIT	13,274	597
Engineered Support Systems, Inc.	14,062	586
Crane Co.	16,447	580
* Copart, Inc.	24,724	570
* Waste Connections, Inc.	16,200	558
* Foster Wheeler Ltd.	15,120	556
* United Stationers, Inc.	11,219	544
Brady Corp. Class A	15,012	543
* BE Aerospace, Inc.	24,642	542
* United Rentals, Inc.	22,864	535
CLARCOR Inc.	17,600	523
Deluxe Corp.	17,237	520
* AGCO Corp.	30,803	510
Lennox International Inc.	18,040	509
Actuant Corp.	9,080	507
* PHH Corp.	17,947	503
IKON Office Solutions, Inc.	48,280	503
Skywest, Inc.	18,500	497
Watsco, Inc.	8,200	490
The Manitowoc Co., Inc.	9,737	489
Acuity Brands, Inc.	15,212	484
* Armor Holdings, Inc.	11,300	482
Simpson Manufacturing Co.	13,200	480
Washington Group International, Inc.	9,000	477
Lincoln Electric Holdings, Inc.	12,000	476
* AirTran Holdings, Inc.	29,400	471
DRS Technologies, Inc.	9,035	465
* Genlyte Group, Inc.	8,568	459
* Quanta Services, Inc.	33,928	447
* West Corp.	10,549	445
* US Airways Group Inc.	11,857	440
* Gardner Denver Inc.	8,796	434
Florida East Coast Industries, Inc. Class A	9,972	423
Wabtec Corp.	15,414	415
* Hexcel Corp.	22,900	413
* FTI Consulting, Inc.	14,980	411
Granite Construction Co.	11,277	405
* Resources Connection, Inc.	15,500	404
* Alaska Air Group, Inc.	11,278	403
* EGL, Inc.	10,627	399
Banta Corp.	8,000	398
Knight Transportation, Inc.	18,765	389
Nordson Corp.	9,564	387
Forward Air Corp.	10,553	387
* Labor Ready, Inc.	18,404	383
* ESCO Technologies Inc.	8,600	383
* Ceradyne, Inc.	8,646	379
* Navigant Consulting, Inc.	17,098	376
* Kirby Corp.	7,200	376
Curtiss-Wright Corp.	6,584	359
* EMCOR Group, Inc.	5,300	358
John H. Harland Co.	9,400	353
Bucyrus International, Inc.	6,617	349
* Acco Brands Corp.	14,208	348
Regal-Beloit Corp.	9,700	343
* Energy Conversion Devices, Inc.	8,406	343
* AAR Corp.	13,900	333
Werner Enterprises, Inc.	16,877	332
Arkansas Best Corp.	7,500	328
Heartland Express, Inc.	15,914	323
Pacer International, Inc.	12,300	321
Mine Safety Appliances Co.	8,802	319
* Esterline Technologies Corp.	8,500	316
* Moog Inc.	11,125	316
* Teledyne Technologies, Inc.	10,811	315
Mueller Industries Inc.	11,429	313
Watson Wyatt & Co. Holdings	11,200	312
Universal Forest Products, Inc.	5,519	305
* Swift Transportation Co., Inc.	14,808	301
Administaff, Inc.	7,100	299
* Dollar Thrifty Automotive Group, Inc.	8,200	296
* Genesee & Wyoming Inc. Class A	7,850	295
Woodward Governor Co.	3,400	292
* Tetra Tech, Inc.	18,538	290
Kaydon Corp.	8,988	289
* NCI Building Systems, Inc.	6,800	289
Albany International Corp.	7,822	283
* The Advisory Board Co.	5,891	281
Applied Industrial Technology, Inc.	8,293	279
Steelcase Inc.	17,426	276
* Amerco, Inc.	3,828	276
* Orbital Sciences Corp.	21,300	273
ABM Industries Inc.	13,700	268
* Beacon Roofing Supply, Inc.	9,300	267
* Aviall, Inc.	9,175	264
Watts Water Technologies, Inc.	8,711	264
* Old Dominion Freight Line, Inc.	9,750	263
* GenCorp, Inc.	14,700	261
G & K Services, Inc. Class A	6,539	257
* General Cable Corp.	12,850	253
* Griffon Corp.	10,600	252
* Cenveo Inc.	19,000	250
* CoStar Group, Inc.	5,617	242
Baldor Electric Co.	9,119	234
Wabash National Corp.	12,250	233
ElkCorp	6,800	229
* Korn/Ferry International	12,100	226
* Jacuzzi Brands, Inc.	26,591	223
A.O. Smith Corp.	6,245	219
Federal Signal Corp.	14,353	215
Viad Corp.	7,247	213
* Mobile Mini, Inc.	4,400	209
* Hub Group, Inc.	5,863	207
* Astec Industries, Inc.	6,278	205
UAP Holding Corp.	9,986	204
Valmont Industries, Inc.	6,057	203
* Heidrick & Struggles International, Inc.	6,300	202
Franklin Electric, Inc.	5,100	202
* Spherion Corp.	19,999	200
Rollins, Inc.	10,100	199
* GrafTech International Ltd.	31,898	198
NACCO Industries, Inc. Class A	1,691	198
* Consolidated Graphics, Inc.	4,100	194
Stewart & Stevenson Services, Inc.	9,000	190
* A.S.V., Inc.	7,610	190
Barnes Group, Inc.	5,752	190
McGrath RentCorp	6,800	189
* ^ Evergreen Solar, Inc.	17,600	187
* Interline Brands, Inc.	8,104	184
Healthcare Services Group, Inc.	8,828	183
* Triumph Group, Inc.	4,906	180
* Coinstar, Inc.	7,842	179
* Portfolio Recovery Associates, Inc.	3,800	176
* CRA International Inc.	3,678	175
* Insituform Technologies Inc. Class A	8,800	170
United Industrial Corp.	4,000	165
Kelly Services, Inc. Class A	6,300	165
Bowne & Co., Inc.	11,100	165
* The Middleby Corp.	1,901	164
* Teletech Holdings Inc.	13,597	164
* EnPro Industries, Inc.	6,019	162
* American Science & Engineering, Inc.	2,600	162
* Republic Airways Holdings Inc.	10,514	160
* Perini Corp.	6,600	159
* Kforce Inc.	14,251	159
Comfort Systems USA, Inc.	17,200	158
Freightcar America Inc.	3,215	155
Apogee Enterprises, Inc.	9,400	152
* Artesyn Technologies, Inc.	14,800	152
* ^ FuelCell Energy, Inc.	17,818	151
Cascade Corp.	3,200	150
* Accuride Corp.	11,422	147
* NCO Group, Inc.	8,697	147
* II-VI, Inc.	8,100	145
* ^ Ionatron Inc.	14,181	143
EDO Corp.	5,200	141
* Sirva Inc.	17,500	140
* Hudson Highland Group, Inc.	7,930	138
* Argon ST, Inc.	4,395	136
* Mesa Air Group Inc.	13,000	136
Raven Industries, Inc.	4,700	136
* School Specialty, Inc.	3,699	135
* RailAmerica, Inc.	12,096	133
* Power-One, Inc.	21,956	132
* NuCo2, Inc.	4,700	131
Kaman Corp. Class A	6,651	131
* Miller Industries, Inc.	6,346	129
Gorman-Rupp Co.	5,750	127
* Distributed Energy Systems Corp.	16,800	127
* CBIZ Inc.	20,923	126
Tennant Co.	2,400	125
* SOURCECORP, Inc.	5,200	125
* Capstone Turbine Corp.	41,176	123
* Active Power, Inc.	31,613	122
* Encore Wire Corp.	5,250	119
Ameron International Corp.	2,600	119
CIRCOR International, Inc.	4,600	118
HEICO Corp.	4,500	116
Cubic Corp.	5,800	116
CDI Corp.	4,200	115
Tredegar Corp.	8,855	114
* Commercial Vehicle Group Inc.	6,012	113
* Layne Christensen Co.	4,408	112
* Marten Transport, Ltd.	6,150	112
The Greenbrier Cos., Inc.	3,900	111
* Water Pik Technologies, Inc.	5,118	110
Vicor Corp.	6,879	109
* Columbus McKinnon Corp.	4,937	109
^ Eagle Bulk Shipping Inc	6,810	108
* Frontier Airlines, Inc.	11,700	108
* Trex Co., Inc.	3,800	107
Todd Shipyards Corp.	4,076	106
* SITEL Corp.	33,900	106
* Sequa Corp. Class A	1,530	106
* Kadant Inc.	5,710	106
* ExpressJet Holdings, Inc.	13,050	106
Standex International Corp.	3,800	105
* Clean Harbors Inc.	3,575	103
* ABX Air, Inc.	12,974	102
* Plug Power, Inc.	19,788	102
* SCS Transportation, Inc.	4,751	101
* Volt Information Sciences Inc.	5,300	101
Bluelinx Holdings Inc.	8,700	98
* Electro Rent Corp.	6,551	98
Sea Containers Ltd. Class A	7,700	97
* Casella Waste Systems, Inc.	7,481	96
* Celadon Group Inc.	3,300	95
* ^ TurboChef Technologies, Inc.	6,600	95
Ennis, Inc.	5,209	95
LSI Industries Inc.	6,008	94
* Herley Industries Inc.	5,565	92
* TRC Cos., Inc.	8,300	91
* On Assignment, Inc.	8,300	91
Synagro Technologies Inc.	21,400	91
American Woodmark Corp.	3,585	89
* MTC Technologies, Inc.	3,242	89
* LECG Corp.	4,969	86
* Lydall, Inc.	10,342	84
* PICO Holdings, Inc.	2,596	84
* Duratek, Inc.	5,495	82
Lawson Products, Inc.	2,138	81
Knoll, Inc.	4,700	80
Robbins & Myers, Inc.	3,900	79
Tecumseh Products Co. Class A	3,423	78
* DiamondCluster International, Inc.	9,876	78
* First Consulting Group, Inc.	13,295	78
* KVH Industries, Inc.	7,735	76
Central Parking Corp.	5,259	72
* 3D Systems Corp.	4,004	72
* Waste Services Inc.	21,300	71
* WCA Waste Corp.	8,956	71
Lindsay Manufacturing Co.	3,650	70
* Infrasource Services Inc.	5,300	69
* ^ Medis Technology Ltd.	4,700	69
Titan International, Inc.	4,000	69
* P.A.M. Transportation Services, Inc.	3,863	69
* AAON, Inc.	3,787	68
The Standard Register Co.	4,276	68
* Covenant Transport, Inc.	4,806	67
Badger Meter, Inc.	1,700	67
* Geo Group Inc.	2,900	66
* EnerSys	5,093	66
Alamo Group, Inc.	3,200	66
* ICT Group, Inc.	3,856	65
* Valence Technology Inc.	42,145	65
* Huttig Building Products, Inc.	7,722	65
* Global Power Equipment Group Inc.	14,000	63
* Intersections Inc.	6,770	63
* Essex Corp.	3,700	63
* Ladish Co., Inc.	2,800	63
C & D Technologies, Inc.	8,100	62
* Xanser Corp.	20,797	61
* Cornell Companies, Inc.	4,400	61
* Willis Lease Finance Corp.	7,390	60
Met-Pro Corp.	4,950	59
* Perma-Fix Environmental Services, Inc.	33,058	55
* Ultralife Batteries, Inc.	4,600	55
* Gehl Co.	2,050	54
* COMSYS IT Partners Inc.	4,856	54
* Huron Consulting Group Inc.	2,165	52
* DHB Industries, Inc.	11,500	51
Angelica Corp.	3,100	51
* Mac-Gray Corp.	4,400	51
* Paragon Technologies, Inc.	5,095	51
* Builders FirstSource, Inc.	2,369	51
* Flow International Corp.	6,000	51
* American Superconductor Corp.	6,408	50
Applied Signal Technology, Inc.	2,200	50
Schawk, Inc.	2,400	50
* GP Strategies Corp.	6,100	50
* Pinnacle Airlines Corp.	7,373	49
* Innovative Solutions and Support, Inc.	3,750	48
* Lamson & Sessions Co.	1,900	48
* American Reprographics Co.	1,857	47
* USA Truck, Inc.	1,600	47
* Magnatek, Inc.	14,300	46
* Milacron Inc.	36,574	46
* Dynamex Inc.	2,400	46
* Quality Distribution Inc.	5,726	46
* Exponent, Inc.	1,558	44
* Team, Inc.	1,968	42
* Learning Tree International, Inc.	3,100	40
* U.S. Xpress Enterprises, Inc.	2,100	36
* Powell Industries, Inc.	2,032	36
* Rush Enterprises, Inc. Class A	2,400	36
* Wolverine Tube, Inc.	6,900	35
Ampco-Pittsburgh Corp.	2,400	35
Quixote Corp.	1,750	35
American Ecology Corp.	2,400	35
* La Barge, Inc.	2,400	34
* Park-Ohio Holdings Corp.	2,400	34
Aceto Corp.	5,107	34
HEICO Corp. Class A	1,619	33
Multi-Color Corp.	1,100	31
* Color Kinetics Inc.	2,100	30
* World Air Holdings Inc.	2,989	29
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	20,900	29
* Frozen Food Express Industries, Inc.	2,500	28
* Innotrac Corp.	5,748	26
* ^ Microvision, Inc.	6,995	25
* ^ Arotech Corp.	63,100	23
* International Shipholding Corp.	1,442	22
CompX International Inc.	1,394	22
* Ducommun, Inc.	1,000	21
Sypris Solutions, Inc.	2,100	21
* MAIR Holdings, Inc.	4,441	21
* RemedyTemp, Inc.	2,200	20
L.S. Starrett Co. Class A	1,300	20
Tecumseh Products Co. Class B	1,000	20
* Modtech Holdings, Inc.	2,000	19
* ENGlobal Corp.	2,200	19
* Protection One, Inc.	1,024	18
Sun Hydraulics Corp.	900	17
* TRM Corp.	2,200	16
* SL Industries, Inc.	1,000	16
* The Allied Defense Group, Inc.	700	16
* APAC Teleservices, Inc.	8,134	15
* Omega Flex Inc.	810	14
* Hawaiian Holdings, Inc.	3,300	13
* Nashua Corp.	1,786	13
Dynamic Materials Corp.	400	12
* ^ Integrated Electrical Services, Inc.	19,555	11
* Millennium Cell Inc.	8,288	11
* Spherix Inc.	3,141	11
* PRG-Schultz International, Inc.	16,811	10
* Odyssey Marine Exploration, Inc.	2,300	8
Ambassadors International, Inc.	500	8
* Central Freight Lines, Inc.	3,820	7
* Catalytica Energy Systems, Inc.	6,204	7
* Strategic Distribution, Inc.	508	5
* Barrett Business Services, Inc.	200	5
* Aerosonic Corp.	730	5
* Rush Enterprises, Inc. Class B	300	4
* Channell Commercial Corp.	800	4
* Electro Energy, Inc.	600	3
* UQM Technologies, Inc.	400	2
Preformed Line Products Co.	23	1
* Headway Corporate Resources, Inc.	17,800	0
* BMC Industries, Inc.	29,237	0
* DT Industries, Inc.	7,000	0

		526,269

Information Technology (9.5%)
Microsoft Corp.	3,219,893	84,200
Intel Corp.	2,034,851	50,790
International Business Machines Corp.	533,174	43,827
* Cisco Systems, Inc.	2,135,461	36,559
Hewlett-Packard Co.	964,482	27,613
* Google Inc.	63,824	26,478
QUALCOMM Inc.	544,756	23,468
* Dell Inc.	761,077	22,825
* Apple Computer, Inc.	277,286	19,934
Motorola, Inc.	824,995	18,637
Texas Instruments, Inc.	542,363	17,394
* Yahoo! Inc.	423,642	16,598
* Oracle Corp.	1,294,745	15,809
First Data Corp.	257,795	11,088
* EMC Corp.	805,460	10,970
Applied Materials, Inc.	542,103	9,725
* Corning, Inc.	491,903	9,671
Automatic Data Processing, Inc.	193,216	8,867
Adobe Systems, Inc.	200,816	7,422
* Symantec Corp.	400,197	7,003
* Electronic Arts Inc.	101,338	5,301
* Sun Microsystems, Inc.	1,138,109	4,769
* Xerox Corp.	320,535	4,696
Accenture Ltd.	161,300	4,657
Analog Devices, Inc.	124,365	4,461
* Broadcom Corp.	94,235	4,443
Computer Associates International, Inc.	156,723	4,418
* Agilent Technologies, Inc.	130,570	4,347
Paychex, Inc.	113,915	4,342
Electronic Data Systems Corp.	173,385	4,168
* Advanced Micro Devices, Inc.	133,033	4,071
* Marvell Technology Group Ltd.	71,000	3,982
Maxim Integrated Products, Inc.	109,544	3,970
* Lucent Technologies, Inc.	1,485,224	3,951
* SanDisk Corp.	60,658	3,811
Linear Technology Corp.	102,184	3,686
* Juniper Networks, Inc.	159,214	3,550
Autodesk, Inc.	76,398	3,281
KLA-Tencor Corp.	65,737	3,243
* Network Appliance, Inc.	116,682	3,150
* Computer Sciences Corp.	61,733	3,126
* Intuit, Inc.	57,480	3,064
National Semiconductor Corp.	114,688	2,980
* Freescale Semiconductor, Inc. Class A	118,037	2,973
Xilinx, Inc.	116,762	2,944
* Micron Technology, Inc.	205,693	2,738
* Fiserv, Inc.	62,771	2,716
Seagate Technology	127,486	2,548
* Affiliated Computer Services, Inc. Class A	40,026	2,369
* Altera Corp.	125,360	2,323
* Cognizant Technology Solutions Corp.	45,554	2,294
Microchip Technology, Inc.	69,857	2,246
Scientific-Atlanta, Inc.	51,102	2,201
* Jabil Circuit, Inc.	58,266	2,161
* NCR Corp.	62,052	2,106
* Flextronics International Ltd.	191,100	1,995
* NVIDIA Corp.	53,483	1,955
* VeriSign, Inc.	88,513	1,940
Harris Corp.	45,090	1,939
* Comverse Technology, Inc.	67,601	1,798
* Lexmark International, Inc.	39,625	1,776
Siebel Systems, Inc.	165,694	1,753
* Citrix Systems, Inc.	57,660	1,659
* LAM Research Corp.	45,951	1,640
* Cadence Design Systems, Inc.	93,533	1,583
* Red Hat, Inc.	56,827	1,548
* Tellabs, Inc.	141,969	1,547
* Avaya Inc.	144,969	1,547
* BMC Software, Inc.	73,784	1,512
* McAfee Inc.	55,642	1,510
* Iron Mountain, Inc.	32,705	1,381
* Western Digital Corp.	71,985	1,340
Amphenol Corp.	29,584	1,309
* MEMC Electronic Materials, Inc.	58,582	1,299
Intersil Corp.	51,978	1,293
* DST Systems, Inc.	21,457	1,285
* Arrow Electronics, Inc.	39,847	1,276
* Activision, Inc.	91,856	1,262
CDW Corp.	21,523	1,239
* Ceridian Corp.	49,697	1,235
Molex, Inc.	47,004	1,220
* NAVTEQ Corp.	27,630	1,212
* JDS Uniphase Corp.	509,869	1,203
* Solectron Corp.	328,447	1,202
* CheckFree Corp.	26,144	1,200
* BEA Systems, Inc.	125,808	1,183
* Compuware Corp.	131,264	1,177
* Novell, Inc.	128,987	1,139
* Novellus Systems, Inc.	47,147	1,137
Sabre Holdings Corp.	44,522	1,073
Symbol Technologies, Inc.	82,274	1,055
* LSI Logic Corp.	131,446	1,052
Global Payments Inc.	21,798	1,016
* Avnet, Inc.	41,776	1,000
* Zebra Technologies Corp. Class A	23,106	990
* QLogic Corp.	30,280	984
Fair Isaac, Inc.	22,205	981
* Synopsys, Inc.	48,783	979
* Teradyne, Inc.	66,519	969
* Ingram Micro, Inc. Class A	46,162	920
* Integrated Device Technology Inc.	67,916	895
Diebold, Inc.	23,452	891
* ADC Telecommunications, Inc.	39,625	885
* Akamai Technologies, Inc.	43,837	874
* Alliance Data Systems Corp.	24,000	854
Certegy, Inc.	21,053	854
* Mercury Interactive Corp.	29,271	813
Tektronix, Inc.	28,771	812
* Agere Systems Inc.	61,631	795
* Tech Data Corp.	19,959	792
* Vishay Intertechnology, Inc.	57,163	787
* Mettler-Toledo International Inc.	13,937	769
MoneyGram International, Inc.	29,390	766
* Sanmina-SCI Corp.	177,322	755
* F5 Networks, Inc.	13,083	748
* Convergys Corp.	46,769	741
* Avid Technology, Inc.	13,406	734
* Hyperion Solutions Corp.	19,902	713
* International Rectifier Corp.	22,029	703
* salesforce.com, Inc.	21,800	699
* CNET Networks, Inc.	47,277	694
* Fairchild Semiconductor International, Inc.	40,486	685
* Sybase, Inc.	30,918	676
* Unisys Corp.	115,506	673
* Cree, Inc.	25,866	653
Acxiom Corp.	28,267	650
ADTRAN Inc.	21,728	646
* Trimble Navigation Ltd.	18,150	644
* Cypress Semiconductor Corp.	45,103	643
* MICROS Systems, Inc.	13,000	628
* Anteon International Corp.	11,300	614
Reynolds & Reynolds Class A	21,378	600
* Maxtor Corp.	85,542	594
National Instruments Corp.	18,328	587
* Foundry Networks, Inc.	42,471	586
* CACI International, Inc.	10,200	585
* BISYS Group, Inc.	41,289	578
* Ciena Corp.	194,458	578
* UNOVA, Inc.	17,024	575
* Parametric Technology Corp.	92,671	565
* Microsemi Corp.	20,186	558
* Emulex Corp.	28,159	557
* Varian Semiconductor Equipment Associates, Inc.	12,539	551
Imation Corp.	11,678	538
* FLIR Systems, Inc.	23,900	534
* Websense, Inc.	8,100	532
* Andrew Corp.	49,459	531
* ValueClick, Inc.	29,190	529
* Openwave Systems Inc.	29,875	522
* Polycom, Inc.	33,539	513
* EarthLink, Inc.	45,653	507
Jack Henry & Associates Inc.	26,396	504
* Silicon Laboratories Inc.	13,692	502
* Rambus Inc.	30,753	498
* Electronics for Imaging, Inc.	18,660	497
* TIBCO Software Inc.	65,984	493
* Palm, Inc.	15,251	485
* BearingPoint, Inc.	61,698	485
* Benchmark Electronics, Inc.	14,372	483
* MPS Group, Inc.	35,251	482
* PMC Sierra Inc.	62,300	480
* THQ Inc.	19,882	474
* 3Com Corp.	131,515	473
* aQuantive, Inc.	18,600	469
* Semtech Corp.	25,493	466
* ANSYS, Inc.	10,800	461
* Kronos, Inc.	11,002	461
* Atmel Corp.	148,347	458
* Avocent Corp.	16,825	457
Plantronics, Inc.	15,697	444
* Hewitt Associates, Inc.	15,604	437
* Intergraph Corp.	8,774	437
* Freescale Semiconductor, Inc. Class B	17,327	436
FactSet Research Systems Inc.	10,539	434
Anixter International Inc.	11,042	432
Cognex Corp.	14,292	430
* Take-Two Interactive Software, Inc.	24,100	427
* Powerwave Technologies, Inc.	33,892	426
* Cymer, Inc.	11,841	420
* SiRF Technology Holdings, Inc.	13,366	398
* Perot Systems Corp.	27,900	395
* Tessera Technologies, Inc.	15,181	392
* OmniVision Technologies, Inc.	19,500	389
Belden CDT Inc.	15,925	389
* Wind River Systems Inc.	25,814	381
* Digitas Inc.	30,171	378
* Progress Software Corp.	13,300	377
* CommScope, Inc.	18,696	376
* Brocade Communications Systems, Inc.	92,327	376
* Conexant Systems, Inc.	163,670	370
* FileNet Corp.	14,300	370
* Transaction Systems Architects, Inc.	12,700	366
* Digital Insight Corp.	11,360	364
* CSG Systems International, Inc.	16,249	363
* Informatica Corp.	29,462	354
* RF Micro Devices, Inc.	64,938	351
* ATMI, Inc.	12,516	350
* MicroStrategy Inc.	4,201	348
* Entegris Inc.	36,838	347
* Digital River, Inc.	11,608	345
* eFunds Corp.	14,575	342
* Interdigital Communications Corp.	18,567	340
* Itron, Inc.	8,200	328
* Nuance Communications, Inc.	42,983	328
* SRA International, Inc.	10,700	327
* RealNetworks, Inc.	41,879	325
* Coherent, Inc.	10,599	315
* Cogent Inc.	13,800	313
Talx Corp.	6,710	307
* Equinix, Inc.	7,372	300
* Sonus Networks, Inc.	80,523	300
* j2 Global Communications, Inc.	7,004	299
* Dycom Industries, Inc.	13,490	297
* Quest Software, Inc.	20,122	294
* Checkpoint Systems, Inc.	11,900	293
* Plexus Corp.	12,804	291
* Brooks Automation, Inc.	22,938	287
AVX Corp.	19,814	287
* Komag, Inc.	8,273	287
* Internet Security Systems, Inc.	13,532	283
United Online, Inc.	19,549	278
* ON Semiconductor Corp.	50,031	277
* Skyworks Solutions, Inc.	53,782	274
* Sycamore Networks, Inc.	63,118	273
* Macrovision Corp.	16,200	271
* Global Imaging Systems, Inc.	7,700	267
* Lexar Media, Inc.	32,478	267
* SafeNet, Inc.	8,222	265
* Tekelec	19,011	264
* Arris Group Inc.	27,900	264
* Applied Micro Circuits Corp.	102,661	264
* HomeStore, Inc.	51,601	263
* Aeroflex, Inc.	24,430	263
* Micrel, Inc.	22,635	263
* Trident Microsystems, Inc.	14,300	257
* Micromuse Inc.	25,924	256
* ^ UTStarcom, Inc.	31,756	256
Total System Services, Inc.	12,923	256
* Gartner, Inc. Class A	19,703	254
* InfoSpace, Inc.	9,748	252
Black Box Corp.	5,300	251
* FormFactor Inc.	10,100	247
* Paxar Corp.	12,485	245
* Hutchinson Technology, Inc.	8,600	245
* Brightpoint, Inc.	8,691	241
* WebEx Communications, Inc.	11,000	238
* Cabot Microelectronics Corp.	8,107	238
* Silicon Image, Inc.	26,271	238
* RSA Security Inc.	20,952	235
* Mentor Graphics Corp.	22,755	235
* Advent Software, Inc.	8,019	232
MAXIMUS, Inc.	6,300	231
* DSP Group Inc.	9,200	231
* Zoran Corp.	14,122	229
* Electro Scientific Industries, Inc.	9,300	225
* ScanSource, Inc.	4,100	224
* Power Integrations, Inc.	9,400	224
* Euronet Worldwide, Inc.	8,000	222
* NetIQ Corp.	17,952	221
* Rofin-Sinar Technologies Inc.	4,964	216
* Rogers Corp.	5,500	215
* Epicor Software Corp.	15,082	213
* Adaptec, Inc.	36,526	213
* Witness Systems, Inc.	10,800	212
* SERENA Software, Inc.	9,050	212
* Wright Express Corp.	9,574	211
MTS Systems Corp.	6,020	209
Technitrol, Inc.	12,169	208
* VeriFone Holdings, Inc.	8,204	208
* MKS Instruments, Inc.	11,453	205
* Comtech Telecommunications Corp.	6,650	203
* Advanced Digital Information Corp.	20,600	202
* Littelfuse, Inc.	7,400	202
Gevity HR, Inc.	7,800	201
* KEMET Corp.	28,263	200
* Genesis Microchip Inc.	10,930	198
Quality Systems, Inc.	2,550	196
* Keane, Inc.	17,700	195
* ViaSat, Inc.	7,275	194
* Amkor Technology, Inc.	34,561	194
* LoJack Corp.	7,969	192
* CMGI Inc.	125,643	191
* Photronics Inc.	12,600	190
* TriQuint Semiconductor, Inc.	42,189	188
* Cirrus Logic, Inc.	27,861	186
* Manhattan Associates, Inc.	9,000	184
* Gateway, Inc.	73,422	184
* Synaptics Inc.	7,227	179
* Extreme Networks, Inc.	37,190	177
* Credence Systems Corp.	25,200	175
* NETGEAR, Inc.	9,100	175
* Standard Microsystem Corp.	6,100	175
* Redback Networks Inc.	12,321	173
* Finisar Corp.	82,755	172
* Diodes Inc.	5,400	168
* Sigma Designs, Inc.	10,900	168
* Newport Corp.	12,260	166
* McDATA Corp. Class A	43,046	164
Agilysys, Inc.	8,900	162
* iPayment Holdings, Inc.	3,900	162
* Lawson Software Inc.	22,001	162
* Lattice Semiconductor Corp.	37,153	161
* Sapient Corp.	28,013	159
* Ariba, Inc.	21,684	159
Park Electrochemical Corp.	6,132	159
* Intellisync Corp.	30,800	159
* Mercury Computer Systems, Inc.	7,700	159
* ManTech International Corp.	5,700	159
* Ixia	10,649	157
* Axcelis Technologies, Inc.	32,683	156
* Blue Coat Systems, Inc.	3,367	154
* JDA Software Group, Inc.	9,027	154
Cohu, Inc.	6,713	154
* Quantum Corp.	50,300	153
* FEI Co.	8,000	153
* Supertex, Inc.	3,456	153
infoUSA Inc.	13,984	153
* SonicWALL, Inc.	19,156	152
* Safeguard Scientifics, Inc.	78,218	151
* Veeco Instruments, Inc.	8,700	151
* Borland Software Corp.	23,040	150
* SPSS, Inc.	4,860	150
* Kulicke & Soffa Industries, Inc.	16,834	149
* ^ GlobeTel Communications Corp.	40,100	148
Daktronics, Inc.	4,959	147
* eCollege.com Inc.	8,100	146
* Identix, Inc.	29,100	146
* Opsware, Inc.	21,300	145
* Silicon Storage Technology, Inc.	28,635	145
* Exar Corp.	11,471	144
* Secure Computing Corp.	11,700	143
* ^ Taser International Inc.	20,400	142
* RadiSys Corp.	8,178	142
* ^ Mindspeed Technologies, Inc.	60,245	142
* Verint Systems Inc.	4,100	141
Inter-Tel, Inc.	7,200	141
* Aspen Technologies, Inc.	17,800	140
* Dolby Laboratories Inc.	7,987	136
* Vitesse Semiconductor Corp.	70,715	136
* Mattson Technology, Inc.	13,402	135
* TranSwitch Corp.	73,600	135
* ^ Marchex, Inc.	5,981	135
* TNS Inc.	7,000	134
* Gerber Scientific, Inc.	13,800	132
CTS Corp.	11,900	132
* iVillage Inc.	16,385	131
* Blackboard Inc.	4,497	130
* Vignette Corp.	7,969	130
* Lionbridge Technologies, Inc.	18,491	130
* Stratex Networks, Inc.	36,082	129
* Symmetricom Inc.	15,150	128
* webMethods, Inc.	16,577	128
* Advanced Energy Industries, Inc.	10,800	128
Landauer, Inc.	2,700	124
* Kopin Corp.	23,000	123
* Ciber, Inc.	18,426	122
* Oplink Communications, Inc.	8,383	122
* Novatel Wireless, Inc.	10,027	121
* Multi-Fineline Electronix, Inc.	2,500	120
* Captiva Software Corp.	5,400	120
* Ultratech, Inc.	7,200	118
* Hypercom Corp.	18,500	118
Methode Electronics, Inc. Class A	11,849	118
* Chordiant Software, Inc.	44,800	117
* TTM Technologies, Inc.	12,400	117
* Actel Corp.	9,000	115
* Enterasys Networks, Inc.	8,611	114
* SigmaTel Inc.	8,700	114
* ANADIGICS, Inc.	18,876	113
* Neoware Systems, Inc.	4,836	113
* Echelon Corp.	14,300	112
* Sykes Enterprises, Inc.	8,367	112
* Netlogic Microsystems Inc.	4,100	112
* Altiris, Inc.	6,600	111
* 24/7 Real Media, Inc.	15,089	111
* MRV Communications Inc.	53,760	110
* Concur Technologies, Inc.	8,500	110
* Sonic Solutions, Inc.	7,200	109
* Harmonic, Inc.	22,388	109
* Interwoven Inc.	12,747	108
* AMIS Holdings Inc.	10,085	107
* Dot Hill Systems Corp.	15,489	107
* Microtune, Inc.	25,524	106
* Open Solutions Inc.	4,639	106
* IXYS Corp.	9,093	106
* iGATE Corp.	21,793	106
* Intrado Inc.	4,600	106
* ^ Avanex Corp.	76,662	105
* Anaren, Inc.	6,685	104
* Agile Software Corp.	17,296	103
* ^ Transmeta Corp.	91,385	103
* FalconStor Software, Inc.	13,958	103
* PC-Tel, Inc.	11,702	103
* PortalPlayer Inc.	3,600	102
* Applied Films Corp.	4,901	102
* MRO Software Inc.	7,250	102
* Tyler Technologies, Inc.	11,500	101
* Stratasys, Inc.	4,000	100
Bel Fuse, Inc. Class A	4,000	100
* Measurement Specialties, Inc.	4,100	100
* S1 Corp.	22,884	100
* Entrust, Inc.	20,524	99
* Radiant Systems, Inc.	7,950	97
* InterVoice, Inc.	12,136	97
* OpenTV Corp.	42,912	96
* Presstek, Inc.	10,531	95
* Photon Dynamics, Inc.	5,200	95
* Ditech Communications Corp.	11,300	94
* Zhone Technologies	44,085	93
* EPIQ Systems, Inc.	4,969	92
* OSI Systems Inc.	5,008	92
* Mastec Inc.	8,775	92
* Forrester Research, Inc.	4,884	92
* Calamp Corp.	8,700	91
* Neoforma, Inc.	9,122	90
* LTX Corp.	19,997	90
* The Ultimate Software Group, Inc.	4,700	90
* Asyst Technologies, Inc.	15,618	89
* Magma Design Automation, Inc.	10,600	89
* Jupitermedia Corp.	6,017	89
* PDF Solutions, Inc.	5,467	89
* Online Resources Corp.	8,007	88
* Excel Technology, Inc.	3,670	87
* Universal Display Corp.	8,300	87
* ^ Convera Corp.	8,758	87
* Manugistics Group, Inc.	49,534	87
* EMCORE Corp.	11,577	86
* Iomega Corp.	34,380	86
* Kanbay International Inc.	5,374	85
* JAMDAT Mobile Inc.	3,200	85
* Packeteer, Inc.	10,914	85
* MatrixOne, Inc.	16,878	84
* Glenayre Technologies, Inc.	25,700	84
* Covansys Corp.	6,113	83
Startek, Inc.	4,600	83
* Art Technology Group, Inc.	41,974	82
Allen Organ Co.	1,400	82
* ^ SpatiaLight, Inc.	23,500	82
* Tumbleweed Communications Corp.	26,363	81
* Rimage Corp.	2,800	81
* Internet Capital Group Inc.	9,834	81
* Stellent Inc.	8,112	81
* Mobility Electronics, Inc.	8,327	80
* Ansoft Corp.	2,346	80
* Zygo Corp.	5,421	80
* SI International Inc.	2,600	79
* Metrologic Instruments, Inc.	4,100	79
* ^ Click Commerce, Inc.	3,720	78
* Monolithic Power Systems	5,215	78
* MIPS Technologies, Inc.	13,746	78
* Keynote Systems Inc.	6,016	77
* Integrated Silicon Solution, Inc.	12,000	77
* ADE Corp.	3,178	76
* FARO Technologies, Inc.	3,800	76
* Raindance Communications, Inc.	37,200	76
* Applied Digital Solutions, Inc.	26,430	76
* Westell Technologies, Inc.	16,700	75
* Cray Inc.	56,083	75
* Autobytel Inc.	14,810	73
* Fargo Electronics	3,793	73
* SupportSoft, Inc.	17,268	73
* Answerthink Consulting Group, Inc.	17,103	73
* Bankrate, Inc.	2,450	72
* InFocus Corp.	18,000	72
* Lightbridge, Inc.	8,700	72
* Merix Corp.	9,904	72
* ^ Telkonet, Inc.	17,100	71
SpectraLink Corp.	5,925	70
* Perficient, Inc.	7,822	70
* SeaChange International, Inc.	8,782	69
* Pixelworks, Inc.	13,600	69
* Nu Horizons Electronics Corp.	6,822	69
* Atheros Communications	5,255	68
* QuickLogic Corp.	17,008	67
* SYNNEX Corp.	4,400	66
* Digi International, Inc.	6,300	66
* Pericom Semiconductor Corp.	8,250	66
* Quovadx, Inc.	27,258	66
* Bell Microproducts Inc.	8,500	65
* NIC Inc.	10,500	65
* iPass Inc.	9,809	64
* PLX Technology, Inc.	7,450	64
* Docucorp International, Inc.	10,048	64
* Terayon Communications Systems, Inc.	27,653	64
* Atari, Inc.	58,720	63
X-Rite Inc.	6,300	63
* Monolithic System Technology, Inc.	11,414	63
* NetRatings, Inc.	5,069	63
* Planar Systems, Inc.	7,423	62
* Semitool, Inc.	5,649	61
* Cherokee International Corp.	13,269	61
* American Technology Corp.	18,442	61
* Pegasus Solutions Inc.	6,800	61
* PLATO Learning, Inc.	7,653	61
* C-COR Inc.	12,500	61
* EMS Technologies, Inc.	3,431	61
* CCC Information Services Group	2,296	60
Keithley Instruments Inc.	4,303	60
* Carrier Access Corp.	12,100	60
Integral Systems, Inc.	3,160	60
* Dynamics Research Corp.	3,850	59
* Viisage Technology, Inc.	3,354	59
* Actuate Software Corp.	18,700	59
* Mechanical Technology Inc.	20,954	59
* Superior Essex Inc.	2,900	58
* BindView Development Corp.	14,600	58
* InterVideo Inc.	5,429	57
* White Electronic Designs Corp.	11,200	57
* Computer Horizons Corp.	13,100	57
Renaissance Learning, Inc.	3,006	57
* Rudolph Technologies, Inc.	4,400	57
* Ulticom, Inc.	5,749	56
Syntel, Inc.	2,665	56
Blackbaud, Inc.	3,241	55
Lowrance Electronics, Inc.	2,061	54
* COMARCO, Inc.	5,400	54
* SBS Technologies, Inc.	5,323	54
* Lasercard Corp.	3,556	53
* Zomax Inc.	25,462	53
* Bottomline Technologies, Inc.	4,700	52
* Phoenix Technologies Ltd.	8,197	51
* NMS Communications Corp.	14,700	51
* Digimarc Corp.	8,500	50
* Napster, Inc.	14,231	50
* VASCO Data Security International, Inc.	5,000	49
* Embarcadero Technologies, Inc.	6,709	49
* CyberSource Corp.	7,400	49
* ^ Viewpoint Corp.	43,897	48
* Tollgrade Communications, Inc.	4,300	47
* Edgewater Technology, Inc.	7,915	47
* WJ Communications, Inc.	28,816	47
* Virage Logic Corp.	4,700	46
* Intevac, Inc.	3,500	46
* Immersion Corp.	6,959	46
* FSI International, Inc.	9,808	45
* Ceva, Inc.	7,134	45
* Hifn, Inc.	7,967	45
* DTS Inc.	3,000	44
* Aware, Inc.	10,000	44
* RightNow Technologies Inc.	2,400	44
* TheStreet.com, Inc.	6,067	44
* DDi Corp.	45,591	43
* ActivCard Corp.	12,400	43
* EFJ, Inc.	4,200	43
* Sirenza Microdevices, Inc.	9,070	42
Molex, Inc. Class A	1,700	42
* August Technology Corp.	3,800	42
* ESS Technology, Inc.	12,000	41
* ^ 8X8 Inc.	22,050	41
* ^ HouseValues, Inc.	3,100	40
* Nanometrics Inc.	3,600	40
* Centillium Communications, Inc.	11,320	40
* Concurrent Computer Corp.	20,900	40
Woodhead Industries, Inc.	2,838	39
* Greenfield Online, Inc.	6,601	39
* ^ WorldGate Communications, Inc.	18,631	38
* Carreker Corp.	7,600	38
* Infocrossing, Inc.	4,400	38
* TechTeam Global, Inc.	3,750	38
* WatchGuard Technologies, Inc.	9,900	37
* Mobius Management Systems, Inc.	5,450	37
* OPNET Technologies, Inc.	3,959	36
* Captaris Inc.	9,700	36
* Maxwell Technologies, Inc.	2,500	35
* MapInfo Corp.	2,800	35
* Internap Network Services Corp.	80,700	35
* Lantronix, Inc.	21,000	35
* Overland Storage, Inc.	4,244	34
QAD Inc.	4,420	34
* ONYX Software Corp.	7,838	34
* SM&A Corp.	4,087	34
* GTSI Corp.	4,700	33
* Digital Angel Corp.	10,500	32
* PC Connection, Inc.	6,014	32
* NetScout Systems, Inc.	5,900	32
* ParkerVision, Inc.	3,500	32
* Ampex Corp. Class A	1,535	31
* ^ VA Software Corp.	17,069	30
* Pegasystems Inc.	4,100	30
* Somera Communications, Inc.	38,100	30
* Selectica, Inc.	10,200	29
* American Power Technology, Inc.	2,120	29
* MetaSolv, Inc.	9,938	29
* AuthentiDate Holding Corp.	14,539	28
* Radyne Comstream Inc.	1,900	28
* LeCroy Corp.	1,800	28
* Miva Inc.	5,400	27
* Tier Technologies, Inc.	3,600	26
* Applied Innovation Inc.	7,804	26
* California Micro Devices Corp.	3,931	26
* SimpleTech, Inc.	6,747	25
* LookSmart, Ltd.	6,700	25
* Ramtron International Corp.	12,472	25
* On2 Technologies, Inc.	23,500	25
* ePlus Inc.	1,800	25
* Interactive Intelligence Inc.	4,861	25
* ^ Endwave Corp.	2,100	25
* Interlink Electronics Inc.	6,840	25
* Optical Communication Products, Inc.	10,560	24
* Therma-Wave Inc.	16,977	24
* Performance Technologies, Inc.	2,900	24
* Terremark Worldwide, Inc.	5,060	24
* Sumtotal Systems Inc.	5,064	23
* TransAct Technologies Inc.	2,876	23
* Motive, Inc.	7,339	23
* Volterra Semiconductor Corp.	1,500	23
* Catapult Communications Corp.	1,521	22
* Network Equipment Technologies, Inc.	5,100	22
* Interland, Inc.	5,020	22
* Tut Systems, Inc.	7,400	22
* Computer Task Group, Inc.	5,500	22
* PlanetOut, Inc.	2,500	22
* Staktek Holdings Inc.	2,721	20
* Analysts International Corp.	8,178	20
* Alliance Semiconductor Corp.	7,500	20
* Indus International, Inc.	6,000	19
* Visual Networks, Inc.	10,321	19
* Pemstar Inc.	12,600	19
* Vitria Technology, Inc.	6,525	17
* Management Network Group Inc.	7,218	17
* Centra Software, Inc.	8,604	17
* Wave Systems Corp.	24,979	17
American Software, Inc. Class A	2,500	16
* SCM Microsystems, Inc.	4,700	16
Wireless Telecom Group, Inc.	5,909	16
* Avici Systems Inc.	3,990	16
* ^ Zix Corp.	7,900	15
* ^ Saba Software, Inc.	3,614	15
* SAVVIS Communications Corp.	18,980	14
* Telular Corp.	4,013	13
* Superconductor Technologies Inc.	30,154	13
* Network Engines, Inc.	9,800	13
* The SCO Group, Inc.	3,175	13
* Corillian Corp.	4,425	12
* Leadis Technology Inc.	2,300	12
* Loudeye Corp.	29,712	12
* Intraware, Inc.	1,684	11
Sunrise Telecom Inc.	6,600	11
Inforte Corp.	2,284	9
* Datalink Corp.	2,405	9
* Ness Technologies Inc.	814	9
* Verso Technologies, Inc.	8,718	9
* Rackable Systems Inc.	300	9
* OYO Geospace Corp.	300	9
* Micro Linear Corp.	4,600	8
* Icad Inc.	7,000	8
* Spectrum Control, Inc.	1,300	8
* Qualstar Corp.	2,400	8
* Callidus Software Inc.	1,800	8
* BSQUARE Corp.	2,325	8
* Technology Solutions Co.	887	7
* ^ IPIX Corp.	3,924	7
* MTI Technology Corp.	5,150	6
* Evolving Systems, Inc.	2,955	6
* Innovex, Inc.	1,800	6
* Rainmaker Systems, Inc.	2,180	6
* Cosine Communications, Inc.	2,446	6
* Dynabazaar, Inc.	14,640	5
* Kintera Inc.	1,700	5
* Globecomm Systems, Inc.	800	5
* Network-1 Security Solutions, Inc.	4,400	5
* Telecommunication Systems, Inc.	2,200	5
* BroadVision, Inc.	9,432	5
Printronix, Inc.	300	5
* Moldflow Corp.	300	4
Bel Fuse, Inc. Class B	100	3
* FOCUS Enhancements, Inc.	4,400	3
* Research Frontiers, Inc.	500	3
* LQ Corp. Inc.	1,358	2
* GSE Systems, Inc.	1,726	2
* Intelli-Check Inc.	500	2
* Eagle Broadband, Inc.	20,000	2
* eGain Communications Corp.	1,010	1
* VIA NET.WORKS, Inc.	14,672	0
* Optical Cable Corp. Warrants Exp. 10/24/2007	729	0
* America Online Latin America, Inc.	7,200	0
* Media 100 Inc.	6,149	0

		754,469

Materials (1.9%)
E.I. du Pont de Nemours & Co.	332,317	14,123
Dow Chemical Co.	322,238	14,120
Alcoa Inc.	291,492	8,619
Newmont Mining Corp. (Holding Co.)	150,067	8,014
Monsanto Co.	89,733	6,957
Praxair, Inc.	107,966	5,718
Weyerhaeuser Co.	81,113	5,381
International Paper Co.	155,652	5,231
Phelps Dodge Corp.	32,373	4,658
Air Products & Chemicals, Inc.	74,005	4,380
Nucor Corp.	52,170	3,481
PPG Industries, Inc.	56,705	3,283
Freeport-McMoRan Copper & Gold, Inc. Class B	59,249	3,187
Rohm & Haas Co.	48,495	2,348
Ecolab, Inc.	63,972	2,320
Vulcan Materials Co.	34,101	2,310
United States Steel Corp.	38,589	1,855
Lyondell Chemical Co.	74,781	1,781
MeadWestvaco Corp.	61,372	1,720
Temple-Inland Inc.	36,224	1,625
* Sealed Air Corp.	28,046	1,575
Sigma-Aldrich Corp.	22,866	1,447
Eastman Chemical Co.	27,434	1,415
Ball Corp.	34,552	1,372
Ashland, Inc.	22,647	1,311
* Smurfit-Stone Container Corp.	85,740	1,215
Engelhard Corp.	40,138	1,210
Martin Marietta Materials, Inc.	15,438	1,184
* Pactiv Corp.	50,600	1,113
* Crown Holdings, Inc.	56,322	1,100
* Owens-Illinois, Inc.	51,659	1,087
Allegheny Technologies Inc.	27,928	1,008
Chemtura Corp.	79,258	1,007
Lubrizol Corp.	23,043	1,001
Louisiana-Pacific Corp.	35,856	985
Bemis Co., Inc.	34,610	965
Sonoco Products Co.	32,118	944
International Flavors & Fragrances, Inc.	27,064	907
Florida Rock Industries, Inc.	16,655	817
Valspar Corp.	32,276	796
Airgas, Inc.	23,464	772
Scotts Miracle-Gro Co.	15,864	718
Cabot Corp.	19,612	702
RPM International, Inc.	39,677	689
Cleveland-Cliffs Inc.	7,500	664
* The Mosaic Co.	45,383	664
* FMC Corp.	12,109	644
Packaging Corp. of America	27,900	640
Cytec Industries, Inc.	13,342	635
AptarGroup Inc.	12,000	626
Commercial Metals Co.	16,400	616
Lafarge North America Inc.	10,962	603
Reliance Steel & Aluminum Co.	9,614	588
Bowater Inc.	18,870	580
Carpenter Technology Corp.	7,600	536
Albemarle Corp.	13,545	519
* Huntsman Corp.	29,865	514
Celanese Corp. Series A	26,693	510
Potlatch Corp.	9,892	504
* Headwaters Inc.	14,100	500
Olin Corp.	24,558	483
* Nalco Holding Co.	26,500	469
Worthington Industries, Inc.	23,750	456
Steel Dynamics, Inc.	12,521	445
Quanex Corp.	8,660	433
Eagle Materials, Inc.	3,535	433
* Hercules, Inc.	36,226	409
Minerals Technologies, Inc.	7,100	397
Texas Industries, Inc.	7,700	384
* Coeur d'Alene Mines Corp.	86,000	344
* Oregon Steel Mills, Inc.	11,536	339
* Titanium Metals Corp.	5,232	331
Georgia Gulf Corp.	10,717	326
Longview Fibre Co.	15,100	314
H.B. Fuller Co.	9,400	301
Eagle Materials, Inc. Class B	2,473	291
* RTI International Metals, Inc.	7,639	290
Silgan Holdings, Inc.	7,854	284
* Aleris International Inc.	8,710	281
* Symyx Technologies, Inc.	10,258	280
* AK Steel Corp.	34,817	277
Ferro Corp.	14,676	275
Sensient Technologies Corp.	14,212	254
MacDermid, Inc.	8,800	246
Greif Inc. Class A	3,700	245
Compass Minerals International	9,900	243
Royal Gold, Inc.	6,839	238
* Apex Silver Mines Ltd.	14,800	235
Spartech Corp.	10,500	230
* Chaparral Steel Co.	7,500	227
Schnitzer Steel Industries, Inc. Class A	7,300	223
A. Schulman Inc.	10,100	217
Arch Chemicals, Inc.	6,850	205
* W.R. Grace & Co.	21,700	204
Wausau Paper Corp.	17,126	203
* Stillwater Mining Co.	17,395	201
Glatfelter	13,900	197
* Century Aluminum Co.	7,300	191
Gibraltar Industries Inc.	8,200	188
Ryerson Tull, Inc.	7,691	187
Deltic Timber Corp.	3,400	176
* OM Group, Inc.	9,289	174
Metal Management, Inc.	7,100	165
* PolyOne Corp.	25,200	162
* Hecla Mining Co.	38,400	156
AMCOL International Corp.	7,400	152
* Brush Engineered Materials Inc.	9,200	146
Rock-Tenn Co.	9,633	131
* Terra Industries, Inc.	23,332	131
Neenah Paper Inc.	4,504	126
Schweitzer-Mauduit International, Inc.	5,050	125
Myers Industries, Inc.	8,461	123
Westlake Chemical Corp.	4,242	122
* Omnova Solutions Inc.	23,241	112
Chesapeake Corp. of Virginia	6,400	109
Steel Technologies, Inc.	3,798	106
* A.M. Castle & Co.	4,673	102
* Caraustar Industries, Inc.	10,300	90
* Buckeye Technology, Inc.	11,000	89
* NewMarket Corp.	3,440	84
* Landec Corp.	10,400	81
* Graphic Packaging Corp.	34,459	79
Balchem Corp.	2,500	75
* ^ Altair Nanotechnology	35,500	72
* U.S. Concrete, Inc.	7,558	72
Wellman, Inc.	10,500	71
* Webco Industries, Inc.	1,030	68
Calgon Carbon Corp.	11,800	67
Penford Corp.	5,350	65
Quaker Chemical Corp.	3,000	58
* Material Sciences Corp.	4,000	56
NN, Inc.	5,080	54
* Northwest Pipe Co.	2,000	54
* Pioneer Cos., Inc.	1,716	51
Summa Industries	6,475	51
Roanoke Electric Steel Corp.	2,100	50
American Vanguard Corp.	2,000	47
NL Industries, Inc.	3,199	45
* Lesco, Inc.	2,900	44
Pope & Talbot, Inc.	5,304	44
* ^ Liquidmetal Technologies Inc.	47,327	42
* Maxxam Inc.	1,025	36
Stepan Co.	1,200	32
* Wheeling-Pittsburgh Corp.	3,567	32
* ^ Zoltek Cos., Inc.	3,634	32
Great Northern Iron Ore	200	28
Octel Corp.	1,700	28
* Olympic Steel, Inc.	800	20
* Mercer International Inc.	1,982	16
* Constar International Inc.	3,846	13
Packaging Dynamics Corp.	1,100	12
* Nonophase Technologies Corp.	1,400	8
* Eden Bioscience Corp.	12,826	7
* Canyon Resources Corp.	9,500	7
Rock of Ages Corp.	1,410	6
* AEP Industries, Inc.	200	5
Atlantis Plastics, Inc. Class A	200	1

		151,680

Telecommunication Services (1.7%)
AT&T Inc.	1,305,687	31,976
Verizon Communications Inc.	924,000	27,831
Sprint Nextel Corp.	938,413	21,921
BellSouth Corp.	612,247	16,592
Alltel Corp.	115,113	7,264
* American Tower Corp. Class A	133,526	3,618
* Qwest Communications International Inc.	521,858	2,948
* NII Holdings Inc.	45,418	1,984
* Crown Castle International Corp.	72,518	1,951
MCI Inc.	82,702	1,632
* Telewest Global, Inc.	66,427	1,582
Citizens Communications Co.	115,638	1,414
* Nextel Partners, Inc.	50,155	1,401
CenturyTel, Inc.	41,753	1,385
* Alamosa Holdings, Inc.	47,129	877
* ^ Level 3 Communications, Inc.	223,988	643
Telephone & Data Systems, Inc. - Special Common Shares	17,799	616
Telephone & Data Systems, Inc.	17,067	615
* Leap Wireless International, Inc.	15,412	584
PanAmSat Holding Corp.	18,633	457
* SBA Communications Corp.	24,800	444
* NeuStar, Inc. Class A	12,356	377
* Cincinnati Bell Inc.	92,340	324
* Dobson Communications Corp.	37,401	281
* IDT Corp. Class B	22,400	262
* Price Communications Corp.	17,540	261
* U.S. Cellular Corp.	5,199	257
Commonwealth Telephone Enterprises, Inc.	6,900	233
* UbiquiTel Inc.	22,800	225
USA Mobility, Inc.	8,100	225
* Premiere Global Services, Inc.	25,600	208
* Time Warner Telecom Inc.	20,129	198
* General Communication, Inc.	14,346	148
* Centennial Communications Corp. Class A	8,500	132
Valor Communications Group, Inc.	11,015	126
Surewest Communications	4,500	119
* Cogent Communications Group, Inc.	18,555	102
Iowa Telecommunications Services Inc.	6,271	97
* Broadwing Corp.	15,174	92
Alaska Communications Systems Holdings, Inc.	8,500	86
* Wireless Facilities, Inc.	14,716	75
* Talk America Holdings, Inc.	8,409	73
North Pittsburgh Systems, Inc.	3,800	72
D&E Communications, Inc.	8,391	70
New Skies Satellites Holdings Ltd.	2,878	63
* @ Road, Inc.	11,800	62
Hickory Tech Corp.	7,781	61
* Suncom Wireless Holdings, Inc. Class A	20,260	56
Shenandoah Telecommunications Co.	1,280	51
* LCC International, Inc. Class A	15,041	49
* Syniverse Holdings Inc.	2,255	47
* ^ InPhonic, Inc.	5,300	46
CT Communications, Inc.	3,462	42
Atlantic Tele-Network, Inc.	874	37
FairPoint Communications, Inc.	3,133	32
* Arbinet Holdings, Inc.	4,201	29
Hector Communications Corp.	983	28
* Primus Telecommunications Group, Inc.	23,500	18
* IDT Corp.	800	9
* Pac-West Telecom, Inc.	8,381	8
* CallWave, Inc.	1,600	8
* Boston Communications Group, Inc.	5,700	6
* Metro One Telecommunications, Inc.	8,190	3
* FiberNet Telecom Group, Inc.	1,504	2
* Trinsic Inc.	1,091	1

		132,436

Utilities (2.0%)
Exelon Corp.	223,994	11,903
Dominion Resources, Inc.	113,869	8,791
Southern Co.	249,465	8,614
Duke Energy Corp.	309,527	8,497
TXU Corp.	152,386	7,648
FirstEnergy Corp.	110,203	5,399
FPL Group, Inc.	125,064	5,198
Public Service Enterprise Group, Inc.	79,803	5,185
American Electric Power Co., Inc.	128,512	4,766
Entergy Corp.	69,268	4,755
PG&E Corp.	126,211	4,685
Edison International	103,410	4,510
Consolidated Edison Inc.	81,650	3,783
PPL Corp.	126,800	3,728
Progress Energy, Inc.	79,660	3,499
Ameren Corp.	68,076	3,488
Sempra Energy	76,957	3,451
Constellation Energy Group, Inc.	59,383	3,420
* AES Corp.	207,348	3,282
Cinergy Corp.	63,557	2,699
DTE Energy Co.	58,141	2,511
Xcel Energy, Inc.	135,623	2,504
Questar Corp.	28,324	2,144
KeySpan Corp.	58,182	2,077
NiSource, Inc.	91,779	1,915
* Allegheny Energy, Inc.	54,879	1,737
Wisconsin Energy Corp.	39,052	1,525
SCANA Corp.	36,724	1,446
Equitable Resources, Inc.	39,132	1,436
Pepco Holdings, Inc.	63,864	1,429
* NRG Energy, Inc.	29,464	1,388
Pinnacle West Capital Corp.	33,282	1,376
CenterPoint Energy Inc.	94,014	1,208
TECO Energy, Inc.	70,093	1,204
MDU Resources Group, Inc.	36,381	1,191
Aqua America, Inc.	43,464	1,186
Energy East Corp.	49,794	1,135
DPL Inc.	42,871	1,115
Alliant Energy Corp.	39,363	1,104
* CMS Energy Corp.	74,076	1,075
* Reliant Energy, Inc.	101,916	1,052
NSTAR	36,098	1,036
Northeast Utilities	49,894	982
AGL Resources Inc.	24,729	861
Energen Corp.	23,562	856
ONEOK, Inc.	31,994	852
National Fuel Gas Co.	26,943	840
OGE Energy Corp.	30,680	822
Puget Energy, Inc.	38,931	795
* Southern Union Co.	31,797	751
WPS Resources Corp.	13,571	751
UGI Corp. Holding Co.	35,600	733
Hawaiian Electric Industries Inc.	27,604	715
Atmos Energy Corp.	27,236	712
Vectren Corp.	25,904	704
Great Plains Energy, Inc.	25,162	704
Westar Energy, Inc.	29,284	630
Piedmont Natural Gas, Inc.	26,000	628
NICOR Inc.	15,034	591
PNM Resources Inc.	22,404	549
* Sierra Pacific Resources	39,758	518
WGL Holdings Inc.	16,724	503
Peoples Energy Corp.	13,046	458
* Aquila, Inc.	125,594	452
* Dynegy, Inc.	91,681	444
Duquesne Light Holdings, Inc.	26,653	435
ALLETE, Inc.	9,775	430
IDACORP, Inc.	14,300	419
New Jersey Resources Corp.	9,500	398
NorthWestern Corp.	12,083	375
UniSource Energy Corp.	12,000	374
Black Hills Corp.	10,515	364
Cleco Corp.	16,816	351
* El Paso Electric Co.	16,121	339
Southwest Gas Corp.	12,527	331
Northwest Natural Gas Co.	9,250	316
Avista Corp.	15,866	281
South Jersey Industries, Inc.	9,400	274
Otter Tail Corp.	8,468	245
CH Energy Group, Inc.	5,300	243
MGE Energy, Inc.	6,700	227
California Water Service Group	5,913	226
American States Water Co.	7,150	220
UIL Holdings Corp.	4,700	216
The Laclede Group, Inc.	6,600	193
Empire District Electric Co.	8,000	163
Connecticut Water Services, Inc.	4,263	104
SJW Corp.	2,200	100
Cascade Natural Gas Corp.	4,257	83
Ormat Technologies Inc.	2,600	68
Central Vermont Public Service Corp.	3,700	67
EnergySouth, Inc.	2,384	64
Middlesex Water Co.	3,466	60
Green Mountain Power Corp.	1,900	55
Southwest Water Co.	3,727	53
* Semco Energy Inc.	6,100	34
Maine & Maritimes Corp.	1,900	29
Chesapeake Utilities Corp.	500	15
Florida Public Util. Co.	1,050	14
* Cadiz Inc	240	5
RGC Resources, Inc.	99	3

		163,120

Total Common Stocks
(Cost $3,583,363)		4,768,432

	Face Amount ($000)

U.S. Government and Agency Obligations (27.8%)

U.S. Government Securities (9.9%)
U.S. Treasury Bonds
10.375%, 11/15/2012	4,000	4,421
12.000%, 8/15/2013	9,000	10,678
13.250%, 5/15/2014	2,000	2,547
11.750%, 11/15/2014	2,000	2,518
11.250%, 2/15/2015	550	828
9.875%, 11/15/2015	1,850	2,644
9.250%, 2/15/2016	900	1,247
7.500%, 11/15/2016	11,875	14,922
8.750%, 5/15/2017	6,525	8,964
8.875%, 8/15/2017	17,225	23,943
9.125%, 5/15/2018	600	858
9.000%, 11/15/2018	275	393
8.875%, 2/15/2019	25,750	36,633
8.125%, 8/15/2019	5,780	7,845
8.500%, 2/15/2020	18,630	26,158
8.750%, 5/15/2020	5,025	7,212
8.750%, 8/15/2020	4,275	6,155
7.875%, 2/15/2021	6,700	9,074
8.125%, 5/15/2021	625	866
8.125%, 8/15/2021	11,775	16,354
8.000%, 11/15/2021	1,120	1,545
7.250%, 8/15/2022	600	782
7.625%, 11/15/2022	22,350	30,179
7.125%, 2/15/2023	325	421
6.250%, 8/15/2023	1,675	2,002
6.875%, 8/15/2025	6,100	7,865
6.750%, 8/15/2026	8,160	10,459
6.625%, 2/15/2027	4,695	5,962
6.375%, 8/15/2027	4,240	5,258
5.500%, 8/15/2028	6,850	7,711
5.250%, 11/15/2028	550	601
6.125%, 8/15/2029	4,490	5,475
6.250%, 5/15/2030	5,525	6,868
U.S. Treasury Notes
3.750%, 3/31/2007	10,125	10,039
3.625%, 4/30/2007	10,550	10,441
3.125%, 5/15/2007	12,425	12,209
3.500%, 5/31/2007	4,850	4,788
3.625%, 6/30/2007	76,625	75,751
3.875%, 7/31/2007	8,750	8,680
2.750%, 8/15/2007	26,775	26,085
3.250%, 8/15/2007	4,350	4,271
6.125%, 8/15/2007	22,775	23,376
4.250%, 10/31/2007	7,050	7,030
3.375%, 2/15/2008	1,125	1,102
5.625%, 5/15/2008	7,935	8,152
3.125%, 10/15/2008	3,600	3,483
3.375%, 11/15/2008	2,875	2,798
3.375%, 12/15/2008	16,150	15,708
3.250%, 1/15/2009	12,925	12,515
3.000%, 2/15/2009	8,250	7,919
2.625%, 3/15/2009	2,425	2,299
3.125%, 4/15/2009	10,600	10,199
3.875%, 5/15/2009	38,650	38,046
4.000%, 6/15/2009	3,400	3,359
3.625%, 7/15/2009	1,950	1,902
3.500%, 8/15/2009	16,700	16,215
6.000%, 8/15/2009	12,985	13,685
3.375%, 10/15/2009	33,150	32,016
3.625%, 1/15/2010	4,600	4,474
6.500%, 2/15/2010	4,300	4,639
4.000%, 3/15/2010	4,725	4,658
4.000%, 4/15/2010	6,025	5,938
3.875%, 5/15/2010	20,300	19,916
3.875%, 7/15/2010	3,775	3,701
4.125%, 8/15/2010	2,450	2,426
5.750%, 8/15/2010	425	450
4.500%, 11/15/2010	10,300	10,356
5.000%, 8/15/2011	1,290	1,332
4.875%, 2/15/2012	3,350	3,439
4.375%, 8/15/2012	575	575
3.875%, 2/15/2013	2,350	2,278
4.250%, 8/15/2013	54,950	54,460
4.250%, 11/15/2013	49,300	48,838
4.750%, 5/15/2014	1,250	1,281

		790,217

Agency Bonds and Notes (4.2%)
Arab Republic of Egypt (U.S. Government Guaranteed)
4.450%, 9/15/2015	1,400	1,371
[2] Federal Farm Credit Bank
3.250%, 6/15/2007	4,300	4,214
3.000%, 12/17/2007	925	896
3.375%, 7/15/2008	900	872
3.750%, 1/15/2009	1,275	1,241
4.125%, 4/15/2009	700	688
[2] Federal Home Loan Bank
4.250%, 4/16/2007	9,950	9,894
6.500%, 8/15/2007	3,500	3,597
4.125%, 10/19/2007	900	891
3.625%, 1/15/2008	25,000	24,489
4.125%, 4/18/2008	5,000	4,939
3.875%, 8/22/2008	6,000	5,880
5.800%, 9/2/2008	1,500	1,542
5.865%, 9/2/2008	1,300	1,338
3.625%, 11/14/2008	2,500	2,430
7.625%, 5/14/2010	8,800	9,782
5.750%, 5/15/2012	7,675	8,079
4.500%, 9/16/2013	1,000	980
5.250%, 6/18/2014	6,500	6,704
[2] Federal Home Loan Mortgage Corp.
3.750%, 3/15/2007	7,000	6,923
4.125%, 4/2/2007	14,125	14,027
3.625%, 2/15/2008	5,000	4,900
5.750%, 4/15/2008	6,500	6,647
5.750%, 3/15/2009	18,000	18,555
6.625%, 9/15/2009	8,150	8,666
7.000%, 3/15/2010	4,000	4,340
4.125%, 7/12/2010	10,025	9,768
6.875%, 9/15/2010	865	941
4.750%, 1/18/2011	700	700
5.875%, 3/21/2011	2,000	2,082
6.000%, 6/15/2011	2,750	2,909
5.125%, 7/15/2012	15,400	15,669
4.500%, 1/15/2013	3,000	2,945
4.000%, 6/12/2013	2,625	2,484
4.500%, 7/15/2013	2,000	1,961
5.000%, 7/15/2014	7,500	7,608
6.750%, 9/15/2029	2,500	3,112
6.750%, 3/15/2031	500	629
[2] Federal National Mortgage Assn
5.000%, 1/15/2007	9,500	9,534
3.625%, 3/15/2007	1,000	988
7.125%, 3/15/2007	2,000	2,056
5.250%, 4/15/2007	5,000	5,034
6.625%, 10/15/2007	21,500	22,194
5.750%, 2/15/2008	3,250	3,318
6.000%, 5/15/2008	8,000	8,230
5.250%, 1/15/2009	1,500	1,523
7.250%, 1/15/2010	6,720	7,332
6.625%, 11/15/2010	1,650	1,781
6.250%, 2/1/2011	1,425	1,507
6.000%, 5/15/2011	7,300	7,713
5.375%, 11/15/2011	4,925	5,068
6.125%, 3/15/2012	12,950	13,859
4.625%, 5/1/2013	700	680
4.625%, 10/15/2013	12,250	12,109
5.125%, 1/2/2014	975	983
4.375%, 10/15/2015	1,925	1,860
7.125%, 1/15/2030	2,550	3,321
7.250%, 5/15/2030	3,450	4,561
6.625%, 11/15/2030	1,850	2,288
Private Export Funding Corp. (U.S. Government Guaranteed)
7.200%, 1/15/2010	6,900	7,518
State of Israel (U.S. Government Guaranteed)
5.500%, 9/18/2023	500	537
5.500%, 12/4/2023	375	403
5.500%, 4/26/2024	300	321
[2] Tennessee Valley Auth
5.375%, 11/13/2008	2,400	2,444
7.125%, 5/1/2030	4,000	5,230

		337,085

Mortgage-Backed Securities (13.7%)
[2] Federal Home Loan Mortgage Corp.
[3] 4.000%, 3/1/2008-9/1/2020	21,841	21,019
[3] 4.500%, 1/1/2008-8/1/2035	58,543	56,824
[3] 5.000%, 12/1/2007-12/1/2035	150,940	147,346
[3] 5.500%, 4/1/2007-12/1/2035	127,731	126,994
[3] 6.000%, 3/1/2006-7/1/2035	42,430	43,003
[3] 6.500%, 2/1/2008-7/1/2035	18,392	18,919
[3] 7.000%, 12/1/2006-11/1/2033	5,629	5,869
[3] 7.500%, 1/1/2007-1/1/2032	1,347	1,418
[3] 8.000%, 12/1/2007-10/1/2031	1,148	1,223
[3] 8.500%, 11/1/2007-5/1/2030	168	180
[3] 9.000%, 10/1/2021-4/1/2030	122	132
[3] 9.500%, 4/1/2016-4/1/2025	46	50
[3] 10.000%, 3/1/2017-4/1/2025	21	23
[2] Federal National Mortgage Assn
[3] 4.000%, 9/1/2010-6/1/2019	9,960	9,586
[3] 4.500%, 7/1/2011-7/1/2035	65,719	63,515
[3] 5.000%, 9/1/2009-10/1/2035	181,110	176,653
[3] 5.500%, 11/1/2008-11/1/2035	186,551	185,441
[3] 6.000%, 10/1/2008-6/1/2035	62,680	63,417
[3] 6.500%, 8/1/2008-8/1/2034	28,228	29,044
[3] 7.000%, 10/1/2007-4/1/2035	10,992	11,463
[3] 7.500%, 8/1/2007-12/1/2032	2,997	3,150
[3] 8.000%, 7/1/2007-1/1/2031	457	482
[3] 8.500%, 6/1/2006-9/1/2030	238	255
[3] 9.000%, 7/1/2007-8/1/2026	63	68
[3] 9.500%, 5/1/2016-2/1/2025	21	23
[3] 10.000%, 1/1/2020-8/1/2021	4	5
[3] 10.500%, 8/1/2020	2	3
Government National Mortgage Assn
[3] 4.500%, 8/15/2018-7/15/2035	4,412	4,283
[3] 5.000%, 3/15/2018-11/15/2035	28,286	27,993
[3] 5.500%, 3/15/2015-10/15/2035	44,392	44,725
[3] 6.000%, 3/15/2009-10/15/2035	23,384	23,959
[3] 6.500%, 9/15/2008-8/15/2034	10,196	10,641
[3] 7.000%, 5/15/2008-8/15/2032	5,694	5,981
[3] 7.500%, 5/15/2008-3/15/2032	1,675	1,772
[3] 8.000%, 9/15/2009-3/15/2032	1,053	1,129
[3] 8.500%, 3/15/2017-7/15/2030	191	203
[3] 9.000%, 6/15/2016-2/15/2030	167	181
[3] 9.500%, 9/15/2018-1/15/2025	38	43
[3] 10.000%, 10/15/2017-12/15/2020	8	8
[3] 10.500%, 9/15/2019	1	1
[3] 11.000%, 12/15/2015	2	2

		1,087,026

Total U.S. Government and Agency Obligations
(Cost $2,213,663)		2,214,328

Corporate Bonds (10.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
American Express Credit Account Master Trust
[3,4] 4.509%, 9/15/2008	12,000	12,002
[3,4] 4.499%, 11/17/2008	13,200	13,203
BA Master Credit Card Trust
[3,4] 4.489%, 6/15/2008	1,800	1,800
Bank One Issuance Trust
[3,4] 4.479%, 1/15/2010	710	711
Bear Stearns Commercial Mortgage Securities, Inc.
[3] 5.610%, 11/15/2033	4,000	4,103
California Infrastructure & Economic Development Bank Special Purpose Trust
[3] 6.310%, 9/25/2008	1,216	1,225
[3] 6.420%, 9/25/2008	2,268	2,285
Capital One Master Trust
[3,4] 4.509%, 1/15/2009	3,000	3,000
[3] 5.300%, 6/15/2009	2,050	2,057
Chase Credit Card Master Trust
[3,4] 4.509%, 6/16/2008	12,000	12,002
[3,4] 4.469%, 6/15/2009	7,000	7,013
[3,4] 4.489%, 2/15/2010	4,500	4,513
Chase Issuance Trust
[3] 4.650%, 12/17/2012	3,300	3,278
Citibank Credit Card Issuance Trust
[3] 2.500%, 4/7/2008	5,000	4,973
[3] 5.650%, 6/16/2008	1,500	1,506
Citibank Credit Card Master Trust
[3] 5.875%, 3/10/2011	2,000	2,062
Citicorp Lease Pass-Through Trust
[3,5] 8.040%, 12/15/2019	1,700	2,049
Commercial Mortgage Lease-Backed Certificate
[3,5] 6.746%, 6/20/2031	522	552
Countrywide Home Loans
[3] 4.062%, 5/25/2033	1,117	1,097
DaimlerChrysler Master Owner Trust
[3,4] 4.394%, 1/15/2009	7,000	7,003
Discover Card Master Trust I
[3,4] 4.519%, 9/15/2008	14,000	14,001
First USA Credit Card Master Trust
[3,4] 4.520%, 9/19/2008	11,000	11,000
First Union National Bank Commercial Mortgage Trust
[3] 6.223%, 12/12/2033	350	371
Ford Credit Auto Owner Trust
[3] 4.300%, 8/15/2009	1,725	1,710
Ford Credit Floor Plan Master Owner Trust
[3,4] 4.509%, 7/15/2008	8,000	8,004
Gracechurch Card Funding PLC
[3,4] 4.419%, 8/15/2008	9,500	9,504
[3,4] 4.399%, 2/17/2009	8,745	8,755
Harley-Davidson Motorcycle Trust
[3] 4.500%, 1/15/2010	474	474
Honda Auto Receivables Owner Trust
[3] 2.910%, 10/20/2008	1,500	1,475
[3] 4.610%, 8/17/2009	3,700	3,689
MBNA Credit Card Master Note Trust
[3,4] 4.419%, 8/15/2008	16,545	16,543
[3] 4.950%, 6/15/2009	1,700	1,703
[3] 4.300%, 2/15/2011	4,550	4,500
MBNA Master Credit Card Trust
[3,4] 4.629%, 8/15/2008	9,000	9,003
[3] 7.000%, 2/15/2012	1,800	1,937
Nissan Auto Receivables Owner Trust
[3] 4.190%, 7/15/2009	5,650	5,593
PG&E Energy Recovery Funding LLC
[3] 4.140%, 9/25/2012	825	805
PSE&G Transition Funding LLC
[3] 6.890%, 12/15/2017	2,000	2,261
Salomon Brothers Mortgage Securities VII
[3] 4.128%, 9/25/2033	2,481	2,432
USAA Auto Owner Trust
[3] 4.550%, 2/16/2010	3,550	3,534
Volkswagen Auto Loan Enhanced Trust
[3] 4.800%, 7/20/2009	3,300	3,302
World Omni Auto Receivables Trust
[3] 3.540%, 6/12/2009	3,100	3,057

		200,087

Finance (3.4%) Banking (1.5%)
ABN AMRO Bank NV
7.125%, 6/18/2007	300	310
Abbey National PLC
7.950%, 10/26/2029	1,275	1,648
AmSouth Bank NA
5.200%, 4/1/2015	650	649
BB&T Corp.
6.500%, 8/1/2011	375	403
4.750%, 10/1/2012	300	296
5.200%, 12/23/2015	475	477
5.250%, 11/1/2019	400	396
BSCH Issuances Ltd.
7.625%, 9/14/2010	400	443
Bank One Corp.
4.125%, 9/1/2007	1,700	1,680
6.000%, 2/17/2009	1,000	1,028
7.875%, 8/1/2010	375	418
5.900%, 11/15/2011	350	363
5.250%, 1/30/2013	575	578
Bank of America Corp.
4.250%, 10/1/2010	1,250	1,212
4.375%, 12/1/2010	4,000	3,896
7.400%, 1/15/2011	950	1,048
4.750%, 8/15/2013	1,000	985
5.375%, 6/15/2014	475	484
4.750%, 8/1/2015	1,525	1,483
5.250%, 12/1/2015	200	201
5.625%, 3/8/2035	350	344
Bank of New York Co., Inc.
3.750%, 2/15/2008	550	539
4.950%, 1/14/2011	500	500
4.950%, 3/15/2015	800	791
Bank of Tokyo-Mitsubishi
8.400%, 4/15/2010	500	561
BankBoston NA
6.375%, 4/15/2008	1,000	1,033
Barclays Bank PLC
6.278%, 12/29/2049	350	349
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,118
Citigroup, Inc.
6.500%, 2/15/2008	3,300	3,410
3.625%, 2/9/2009	125	121
4.250%, 7/29/2009	675	661
4.125%, 2/22/2010	1,350	1,312
4.625%, 8/3/2010	2,000	1,978
6.500%, 1/18/2011	400	426
6.000%, 2/21/2012	400	422
5.000%, 9/15/2014	375	370
4.875%, 5/7/2015	200	195
5.300%, 1/7/2016	800	808
6.625%, 6/15/2032	1,050	1,191
5.875%, 2/22/2033	725	751
6.000%, 10/31/2033	300	316
5.850%, 12/11/2034	50	52
Colonial Bank NA
6.375%, 12/1/2015	150	153
Credit Suisse First Boston USA, Inc.
5.750%, 4/15/2007	475	480
3.875%, 1/15/2009	3,750	3,643
4.700%, 6/1/2009	400	397
4.875%, 8/15/2010	1,475	1,464
6.125%, 11/15/2011	250	263
6.500%, 1/15/2012	1,600	1,711
4.875%, 1/15/2015	725	708
5.125%, 8/15/2015	350	347
7.125%, 7/15/2032	200	243
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	557
Fifth Third Bank
3.375%, 8/15/2008	300	290
4.200%, 2/23/2010	550	537
4.750%, 2/1/2015	325	315
First Tennessee Bank
5.050%, 1/15/2015	200	197
FirstStar Bank
7.125%, 12/1/2009	750	807
Fleet Capital Trust II
7.920%, 12/11/2026	500	529
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	700
Golden West Financial Corp.
4.125%, 8/15/2007	700	692
HSBC Bank USA
5.875%, 11/1/2034	300	306
5.625%, 8/15/2035	900	867
HSBC Holdings PLC
7.500%, 7/15/2009	500	539
5.250%, 12/12/2012	975	984
7.625%, 5/17/2032	400	499
7.350%, 11/27/2032	400	486
J.P. Morgan, Inc.
6.000%, 1/15/2009	975	1,003
JPM Capital Trust II
7.950%, 2/1/2027	200	213
JPMorgan Capital Trust
5.875%, 3/15/2035	575	574
JPMorgan Chase & Co.
5.500%, 3/26/2007	500	504
5.250%, 5/30/2007	2,100	2,113
4.000%, 2/1/2008	415	408
3.625%, 5/1/2008	410	399
3.500%, 3/15/2009	625	600
3.800%, 10/2/2009	1,350	1,301
4.500%, 1/15/2012	675	654
6.625%, 3/15/2012	375	405
5.750%, 1/2/2013	350	362
4.875%, 3/15/2014	425	415
5.125%, 9/15/2014	575	568
4.750%, 3/1/2015	250	243
5.150%, 10/1/2015	1,150	1,136
5.850%, 8/1/2035	850	845
Key Bank NA
5.000%, 7/17/2007	200	200
4.412%, 3/18/2008	650	643
5.800%, 7/1/2014	150	156
4.950%, 9/15/2015	725	708
Marshall & Ilsley Bank
4.125%, 9/4/2007	975	964
4.850%, 6/16/2015	375	366
4.375%, 8/1/2009	75	74
Mellon Capital II
7.995%, 1/15/2027	1,250	1,330
Mellon Funding Corp.
5.000%, 12/1/2014	250	248
NB Capital Trust IV
8.250%, 4/15/2027	1,000	1,070
National City Bank of Indiana
4.875%, 7/20/2007	900	900
National City Corp.
3.200%, 4/1/2008	1,500	1,447
North Fork Bancorp
5.875%, 8/15/2012	600	626
PNC Bank NA
4.875%, 9/21/2017	1,225	1,178
PNC Funding Corp.
5.250%, 11/15/2015	250	249
Popular North America, Inc.
4.250%, 4/1/2008	400	392
Regions Financial Corp.
4.500%, 8/8/2008	400	396
7.000%, 3/1/2011	750	819
Republic New York Corp.
7.750%, 5/15/2009	300	327
Royal Bank of Canada
4.125%, 1/26/2010	1,000	974
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	250	249
5.050%, 1/8/2015	975	971
7.648%, 8/29/2049	1,525	1,842
Sanwa Bank Ltd.
8.350%, 7/15/2009	1,025	1,134
7.400%, 6/15/2011	1,025	1,123
Southtrust Corp.
5.800%, 6/15/2014	300	312
Sovereign Bancorp, Inc.
[5] 4.800%, 9/1/2010	575	564
State Street Capital Trust
5.300%, 1/15/2016	300	303
Sumitomo Bank International Finance NV
8.500%, 6/15/2009	800	885
Sumitomo Mitsui Banking Corp.
8.000%, 6/15/2012	725	838
SunTrust Banks, Inc.
5.050%, 7/1/2007	1,500	1,505
6.375%, 4/1/2011	500	531
5.450%, 12/1/2017	100	102
Swiss Bank Corp.
7.000%, 10/15/2015	750	852
Synovus Financial Corp.
5.125%, 6/15/2017	500	485
The Chase Manhattan Corp.
7.125%, 2/1/2007	750	768
UFJ Finance Aruba AEC
6.750%, 7/15/2013	350	382
US Bank NA
3.700%, 8/1/2007	1,200	1,180
6.500%, 2/1/2008	1,500	1,550
4.400%, 8/15/2008	350	347
6.375%, 8/1/2011	250	267
6.300%, 2/4/2014	250	271
4.950%, 10/30/2014	350	346
Union Planters Corp.
7.750%, 3/1/2011	1,000	1,122
UnionBanCal Corp.
5.250%, 12/16/2013	150	149
Wachovia Bank NA
4.375%, 8/15/2008	125	124
4.875%, 2/1/2015	1,030	1,011
3.500%, 8/15/2008	1,000	969
3.625%, 2/17/2009	1,950	1,883
4.375%, 6/1/2010	650	636
7.800%, 8/18/2010	150	168
5.250%, 8/1/2014	170	170
[5] 8.000%, 12/15/2026	1,200	1,273
7.500%, 4/15/2035	150	188
5.500%, 8/1/2035	200	195
6.550%, 10/15/2035	100	112
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,228
5.650%, 8/15/2014	775	785
5.125%, 1/15/2015	250	245
5.000%, 3/22/2012	800	791
5.250%, 9/15/2017	250	244
Wells Fargo & Co.
5.250%, 12/1/2007	2,875	2,899
4.125%, 3/10/2008	1,250	1,233
3.125%, 4/1/2009	1,850	1,755
4.200%, 1/15/2010	1,700	1,655
4.950%, 10/16/2013	800	794
4.750%, 2/9/2015	450	440
5.375%, 2/7/2035	250	247
World Savings Bank, FSB
4.125%, 3/10/2008	1,050	1,035
4.125%, 12/15/2009	500	486
Zions Bancorp
5.500%, 11/16/2015	675	679
Brokerage (0.6%)
Ameriprise Financial Inc.
5.350%, 11/15/2010	625	628
5.650%, 11/15/2015	525	533
Bear Stearns Co., Inc.
7.800%, 8/15/2007	1,450	1,515
4.000%, 1/31/2008	700	688
4.550%, 6/23/2010	400	392
5.700%, 11/15/2014	750	773
5.300%, 10/30/2015	400	400
4.650%, 7/2/2018	500	465
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	300	296
3.875%, 1/15/2009	2,575	2,497
6.650%, 5/15/2009	400	420
4.500%, 6/15/2010	1,400	1,370
6.600%, 1/15/2012	450	485
5.700%, 9/1/2012	975	1,004
5.250%, 4/1/2013	1,750	1,753
4.750%, 7/15/2013	150	145
5.250%, 10/15/2013	650	649
5.150%, 1/15/2014	600	596
5.000%, 10/1/2014	1,875	1,842
5.500%, 11/15/2014	150	153
5.125%, 1/15/2015	150	149
6.125%, 2/15/2033	875	921
6.345%, 2/15/2034	1,125	1,174
Lehman Brothers Holdings, Inc.
4.000%, 1/22/2008	1,625	1,597
7.000%, 2/1/2008	1,500	1,561
3.500%, 8/7/2008	300	290
3.600%, 3/13/2009	500	481
4.250%, 1/27/2010	325	316
4.375%, 11/30/2010	100	97
5.000%, 1/14/2011	350	350
6.625%, 1/18/2012	600	646
4.800%, 3/13/2014	1,275	1,244
Merrill Lynch & Co., Inc.
5.360%, 2/1/2007	150	151
3.375%, 9/14/2007	925	903
4.000%, 11/15/2007	1,350	1,328
3.700%, 4/21/2008	200	195
3.125%, 7/15/2008	200	192
4.125%, 1/15/2009	625	611
6.000%, 2/17/2009	1,150	1,186
4.125%, 9/10/2009	100	97
4.250%, 2/8/2010	650	632
4.790%, 8/4/2010	575	568
5.000%, 2/3/2014	750	741
5.450%, 7/15/2014	25	25
5.000%, 1/15/2015	1,150	1,135
Morgan Stanley Dean Witter
6.875%, 3/1/2007	750	766
5.800%, 4/1/2007	1,550	1,568
3.625%, 4/1/2008	1,000	973
3.875%, 1/15/2009	1,150	1,116
4.000%, 1/15/2010	750	721
4.250%, 5/15/2010	675	655
6.750%, 4/15/2011	750	807
6.600%, 4/1/2012	1,500	1,616
4.750%, 4/1/2014	2,000	1,918
7.250%, 4/1/2032	475	571
Finance Companies (0.8%)
American Express Centurion Bank
4.375%, 7/30/2009	75	74
American Express Co.
3.750%, 11/20/2007	525	515
American Express Credit Corp.
3.000%, 5/16/2008	1,000	959
5.000%, 12/2/2010	900	899
5.750%, 3/15/2007	1,000	1,009
3.875%, 10/1/2009	400	384
4.875%, 5/15/2010	975	965
4.875%, 7/15/2012	150	147
5.375%, 10/1/2012	300	302
Capital One Bank
4.875%, 5/15/2008	500	498
4.250%, 12/1/2008	375	367
5.125%, 2/15/2014	850	835
Capital One Financial
4.800%, 2/21/2012	50	48
5.500%, 6/1/2015	225	223
5.250%, 2/21/2017	50	49
CIT Group Co. of Canada
[4,5] 4.900%, 7/1/2010	300	292
[4,5] 5.450%, 6/1/2015	850	831
CIT Group, Inc.
7.375%, 4/2/2007	800	824
3.650%, 11/23/2007	125	122
5.000%, 11/24/2008	775	775
4.125%, 11/3/2009	250	242
4.250%, 2/1/2010	400	387
5.200%, 11/3/2010	800	803
4.750%, 12/15/2010	550	540
7.750%, 4/2/2012	425	482
5.125%, 9/30/2014	200	197
5.000%, 2/1/2015	400	390
Countrywide Home Loan
5.500%, 2/1/2007	1,950	1,960
2.875%, 2/15/2007	500	489
3.250%, 5/21/2008	1,125	1,080
4.125%, 9/15/2009	425	410
4.000%, 3/22/2011	125	118
General Electric Capital Corp.
2.800%, 1/15/2007	3,000	2,940
5.000%, 2/15/2007	100	100
5.375%, 3/15/2007	1,550	1,559
5.000%, 6/15/2007	850	852
4.250%, 1/15/2008	375	371
4.125%, 3/4/2008	825	813
3.500%, 5/1/2008	1,900	1,844
3.600%, 10/15/2008	600	580
3.250%, 6/15/2009	600	569
4.125%, 9/1/2009	650	633
4.625%, 9/15/2009	1,450	1,435
4.875%, 10/21/2010	500	499
6.125%, 2/22/2011	2,175	2,284
4.375%, 11/21/2011	250	242
4.250%, 6/15/2012	550	526
4.750%, 9/15/2014	900	880
4.875%, 3/4/2015	100	99
6.750%, 3/15/2032	3,175	3,742
Household Finance Corp.
5.750%, 1/30/2007	2,325	2,346
4.625%, 1/15/2008	400	398
6.400%, 6/17/2008	3,075	3,174
4.125%, 12/15/2008	350	342
5.875%, 2/1/2009	200	204
6.375%, 10/15/2011	1,450	1,530
HSBC Finance Corp.
4.125%, 3/11/2008	300	295
4.125%, 11/16/2009	725	701
4.625%, 9/15/2010	250	244
5.250%, 1/14/2011	550	551
6.750%, 5/15/2011	575	616
5.250%, 4/15/2015	225	223
5.000%, 6/30/2015	325	316
[4] 5.911%, 11/30/2035	300	301
International Lease Finance Corp.
3.125%, 5/3/2007	100	98
5.625%, 6/1/2007	575	580
4.500%, 5/1/2008	750	741
5.125%, 11/1/2010	1,500	1,500
5.000%, 9/15/2012	1,425	1,405
iStar Financial Inc.
5.150%, 3/1/2012	1,100	1,069
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,265
4.625%, 8/3/2009	250	248
MBNA Corp.
6.125%, 3/1/2013	500	528
5.000%, 6/15/2015	200	196
Residential Capital Corp.
6.125%, 11/21/2008	775	777
6.375%, 6/30/2010	925	939
6.875%, 6/30/2015	175	186
SLM Corp.
5.625%, 4/10/2007	625	631
3.625%, 3/17/2008	2,500	2,432
4.000%, 1/15/2009	250	243
4.500%, 7/26/2010	150	147
5.375%, 1/15/2013	500	509
5.625%, 8/1/2033	700	729
Insurance (0.3%)
ACE Ltd.
6.000%, 4/1/2007	700	708
AEGON NV
4.750%, 6/1/2013	775	757
Allstate Corp.
5.375%, 12/1/2006	500	502
7.200%, 12/1/2009	1,425	1,534
5.000%, 8/15/2014	75	74
6.125%, 12/15/2032	250	265
5.550%, 5/9/2035	600	589
Allstate Life Global Funding
4.500%, 5/29/2009	250	247
Ambac, Inc.
5.950%, 12/5/2035	850	868
American General Capital II
8.500%, 7/1/2030	700	941
American International Group, Inc.
[4] 2.875%, 5/15/2008	275	262
[5] 4.700%, 10/1/2010	200	197
[5] 5.050%, 10/1/2015	400	393
Aon Capital Trust
8.205%, 1/1/2027	100	119
Arch Capital Group Ltd.
7.350%, 5/1/2034	375	427
Aspen Insurance Holdings Ltd.
6.000%, 8/15/2014	300	298
Assurant, Inc.
5.625%, 2/15/2014	200	203
6.750%, 2/15/2034	200	218
AXA SA
8.600%, 12/15/2030	1,125	1,505
Axis Capital Holdings
5.750%, 12/1/2014	275	275
CNA Financial Corp.
5.850%, 12/15/2014	450	452
Cincinnati Financial Corp.
6.125%, 11/1/2034	325	339
Commerce Group, Inc.
5.950%, 12/9/2013	175	177
Fund American Cos., Inc.
5.875%, 5/15/2013	150	152
GE Global Insurance Holdings Corp.
6.450%, 3/1/2019	500	532
7.000%, 2/15/2026	175	196
7.750%, 6/15/2030	300	367
Genworth Financial, Inc.
4.750%, 6/15/2009	300	297
5.750%, 6/15/2014	225	233
4.950%, 10/1/2015	125	122
6.500%, 6/15/2034	425	476
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	386
Hartford Life, Inc.
7.375%, 3/1/2031	600	735
ING Capital Funding Trust III
[4] 5.775%, 12/8/2049	475	480
ING USA Global
4.500%, 10/1/2010	1,050	1,027
Lincoln National Corp.
6.200%, 12/15/2011	550	582
Loews Corp.
6.000%, 2/1/2035	200	201
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	275	285
5.750%, 9/15/2015	25	25
5.875%, 8/1/2033	600	579
MetLife, Inc.
5.250%, 12/1/2006	1,150	1,154
5.500%, 6/15/2014	75	77
5.000%, 6/15/2015	450	442
6.375%, 6/15/2034	625	685
5.700%, 6/15/2035	475	476
Nationwide Life Global Funding
[5] 5.350%, 2/15/2007	700	704
Principal Life Inc. Funding
5.100%, 4/15/2014	475	475
Protective Life Secured Trust
3.700%, 11/24/2008	650	629
4.850%, 8/16/2010	125	124
Prudential Financial, Inc.
4.500%, 7/15/2013	450	431
4.750%, 4/1/2014	250	243
5.100%, 9/20/2014	275	273
5.750%, 7/15/2033	200	202
5.400%, 6/13/2035	400	381
Safeco Corp.
4.875%, 2/1/2010	1,250	1,236
St. Paul Cos., Inc.
5.750%, 3/15/2007	200	202
St. Paul Travelers Cos., Inc.
5.500%, 12/1/2015	600	606
Travelers Property Casualty Corp.
3.750%, 3/15/2008	275	268
Willis Group Holdings Ltd.
5.625%, 7/15/2015	425	424
XL Capital Ltd.
5.250%, 9/15/2014	350	344
6.375%, 11/15/2024	350	364
Real Estate Investment Trusts (0.2%)
Archstone-Smith Trust
5.250%, 5/1/2015	425	421
Boston Properties, Inc.
6.250%, 1/15/2013	500	525
5.625%, 4/15/2015	275	278
Brandywine Operating Partnership
4.500%, 11/1/2009	425	411
5.400%, 11/1/2014	525	513
Colonial Realty LP
5.500%, 10/1/2015	250	244
Developers Diversified Reality Corp.
5.375%, 10/15/2012	550	546
EOP Operating LP
7.750%, 11/15/2007	750	786
EOP Operating LP
6.750%, 2/15/2008	325	335
4.650%, 10/1/2010	1,250	1,212
7.000%, 7/15/2011	150	160
6.750%, 2/15/2012	450	478
4.750%, 3/15/2014	450	426
ERP Operating LP
6.625%, 3/15/2012	1,000	1,075
5.125%, 3/15/2016	200	196
Health Care Property Investment, Inc.
6.450%, 6/25/2012	800	836
Health Care REIT, Inc.
6.000%, 11/15/2013	500	500
Hospitality Properties
5.125%, 2/15/2015	250	240
HRPT Properties Trust
6.250%, 8/15/2016	700	732
Liberty Property LP
5.125%, 3/2/2015	425	411
ProLogis
[5] 5.250%, 11/15/2010	250	250
5.500%, 3/1/2013	175	176
[5] 5.625%, 11/15/2015	350	352
Regency Centers LP
6.750%, 1/15/2012	450	481
5.250%, 8/1/2015	600	587
Simon Property Group Inc.
6.375%, 11/15/2007	725	742
3.750%, 1/30/2009	200	192
4.875%, 8/15/2010	1,000	986
[5] 5.750%, 12/1/2015	675	682
Tanger Factory Outlet Centers, Inc.
6.150%, 11/15/2015	400	405
Other (0.0%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/2007	175	171
3.375%, 10/15/2008	250	240
4.125%, 1/15/2010	675	656
4.200%, 12/15/2010	400	386
4.750%, 5/15/2012	350	344
4.625%, 10/15/2013	175	170
5.100%, 7/15/2014	50	50
4.850%, 1/15/2015	700	686
J. Paul Getty Trust
5.875%, 10/1/2033	250	265

		270,557

Industrial (3.8%) Basic Industry (0.3%)
Alcan, Inc.
4.875%, 9/15/2012	150	147
4.500%, 5/15/2013	125	119
5.000%, 6/1/2015	500	486
7.250%, 3/15/2031	250	291
Alcoa, Inc.
4.250%, 8/15/2007	1,400	1,386
7.375%, 8/1/2010	375	411
Aluminum Co. of America
6.750%, 1/15/2028	500	576
Barrick Gold Finance Inc.
4.875%, 11/15/2014	825	802
BHP Finance USA Ltd.
8.500%, 12/1/2012	500	596
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	282
5.625%, 4/20/2015	775	769
Dow Chemical Co.
7.375%, 11/1/2029	725	873
E.I. du Pont de Nemours & Co.
6.875%, 10/15/2009	125	133
4.125%, 4/30/2010	1,025	991
6.500%, 1/15/2028	500	563
Falconbridge Ltd.
7.350%, 6/5/2012	375	409
ICI Wilmington
4.375%, 12/1/2008	375	366
Inco Ltd.
5.700%, 10/15/2015	250	247
7.200%, 9/15/2032	100	110
International Paper Co.
4.250%, 1/15/2009	375	363
6.750%, 9/1/2011	735	779
[4] 5.850%, 10/30/2012	575	584
5.300%, 4/1/2015	200	193
Lubrizol Corp.
5.500%, 10/1/2014	300	300
MeadWestvaco Corp.
6.850%, 4/1/2012	825	877
Newmont Mining
5.875%, 4/1/2035	325	322
Noranda, Inc.
7.250%, 7/15/2012	250	271
6.000%, 10/15/2015	500	505
5.500%, 6/15/2017	250	240
Placer Dome, Inc.
6.450%, 10/15/2035	375	394
Potash Corp. of Saskatchewan
7.750%, 5/31/2011	1,000	1,117
Praxair, Inc.
3.950%, 6/1/2013	750	701
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	941
Rohm & Haas Co.
7.850%, 7/15/2029	600	775
Teck Cominco Ltd.
6.125%, 10/1/2035	700	689
Vale Overseas Ltd.
8.250%, 1/17/2034	675	775
Weyerhaeuser Co.
6.125%, 3/15/2007	110	111
5.950%, 11/1/2008	846	864
6.750%, 3/15/2012	1,350	1,431
7.375%, 3/15/2032	100	111
WMC Finance USA
5.125%, 5/15/2013	1,000	1,002

Capital Goods (0.4%)
BAE Systems
[3,5] 7.156%, 12/15/2011	405	428
Bemis Co. Inc.
4.875%, 4/1/2012	700	685
Boeing Capital Corp.
5.750%, 2/15/2007	2,000	2,018
6.500%, 2/15/2012	200	215
CRH America Inc.
6.950%, 3/15/2012	450	488
5.300%, 10/15/2013	100	100
6.400%, 10/15/2033	450	492
Caterpillar Financial Services Corp.
4.500%, 9/1/2008	1,050	1,039
4.150%, 1/15/2010	600	582
4.300%, 6/1/2010	450	438
5.050%, 12/1/2010	150	150
4.750%, 2/17/2015	175	170
4.625%, 6/1/2015	400	385
Caterpillar, Inc.
7.375%, 3/1/2097	400	509
Deere & Co.
6.950%, 4/25/2014	900	1,014
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,473
General Dynamics Corp.
3.000%, 5/15/2008	625	599
4.250%, 5/15/2013	1,075	1,027
General Electric Co.
5.000%, 2/1/2013	2,125	2,122
Hanson PLC
5.250%, 3/15/2013	1,000	991
Honeywell International, Inc.
7.500%, 3/1/2010	500	549
6.125%, 11/1/2011	200	211
Ingersoll-Rand Co.
4.750%, 5/15/2015	975	947
John Deere Capital Corp.
3.875%, 3/7/2007	400	396
4.500%, 8/25/2008	625	620
7.000%, 3/15/2012	1,250	1,377
Lockheed Martin Corp.
7.750%, 5/1/2026	250	314
8.500%, 12/1/2029	700	950
Masco Corp.
5.875%, 7/15/2012	400	405
4.800%, 6/15/2015	350	326
6.500%, 8/15/2032	100	102
Northrop Grumman Corp.
7.125%, 2/15/2011	500	545
7.750%, 2/15/2031	400	509
Raytheon Co.
8.300%, 3/1/2010	250	280
5.500%, 11/15/2012	375	384
5.375%, 4/1/2013	950	963
7.200%, 8/15/2027	550	653
Republic Services, Inc.
6.750%, 8/15/2011	275	294
TRW, Inc.
7.750%, 6/1/2029	650	831
Textron Financial Corp.
5.875%, 6/1/2007	100	101
4.125%, 3/3/2008	125	123
4.600%, 5/3/2010	400	393
Textron, Inc.
6.500%, 6/1/2012	700	760
The Boeing Co.
8.750%, 8/15/2021	500	678
6.625%, 2/15/2038	300	351
Tyco International Group SA
6.125%, 11/1/2008	300	306
6.125%, 1/15/2009	150	153
6.750%, 2/15/2011	650	682
6.375%, 10/15/2011	675	701
6.000%, 11/15/2013	175	179
7.000%, 6/15/2028	400	436
United Technologies Corp.
4.375%, 5/1/2010	950	930
4.875%, 5/1/2015	550	544
8.875%, 11/15/2019	575	761
7.500%, 9/15/2029	100	127
5.400%, 5/1/2035	200	200
USA Waste Services, Inc.
7.000%, 7/15/2028	575	648
Waste Management, Inc.
7.375%, 8/1/2010	150	163
5.000%, 3/15/2014	575	562
7.750%, 5/15/2032	600	746

Communication (1.0%)
Alltel Corp.
7.000%, 7/1/2012	550	604
America Movil SA de C.V
4.125%, 3/1/2009	525	510
5.500%, 3/1/2014	1,000	986
6.375%, 3/1/2035	350	341
AT&T Corp.
6.000%, 3/15/2009	900	919
[4] 9.750%, 11/15/2031	1,245	1,565
AT&T Wireless Services, Inc.
7.875%, 3/1/2011	500	561
8.125%, 5/1/2012	250	288
8.750%, 3/1/2031	1,525	2,020
BellSouth Capital Funding
7.875%, 2/15/2030	650	791
BellSouth Corp.
4.200%, 9/15/2009	300	291
4.750%, 11/15/2012	575	560
5.200%, 9/15/2014	375	373
6.550%, 6/15/2034	700	753
6.000%, 11/15/2034	430	431
BellSouth Telecommunications
6.375%, 6/1/2028	720	749
British Sky Broadcasting Corp.
6.875%, 2/23/2009	450	471
8.200%, 7/15/2009	400	437
British Telecommunications PLC
[4] 8.375%, 12/15/2010	1,125	1,283
[4] 8.875%, 12/15/2030	750	1,008
CenturyTel Enterprises
6.875%, 1/15/2028	150	153
5.000%, 2/15/2015	150	140
Cingular Wireless
7.125%, 12/15/2031	500	574
Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	246
7.650%, 9/15/2010	1,000	1,072
5.000%, 3/15/2012	200	190
5.750%, 1/15/2013	250	245
5.500%, 9/15/2014	275	263
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	420	486
9.455%, 11/15/2022	1,108	1,451
Comcast Cable Communications, Inc.
8.375%, 5/1/2007	1,000	1,044
8.875%, 5/1/2017	850	1,043
Comcast Corp.
5.500%, 3/15/2011	800	805
5.300%, 1/15/2014	330	324
6.500%, 1/15/2015	1,400	1,480
4.950%, 6/15/2016	675	636
7.050%, 3/15/2033	600	650
5.650%, 6/15/2035	350	322
6.500%, 11/15/2035	425	434
Cox Communications, Inc.
3.875%, 10/1/2008	500	481
4.625%, 1/15/2010	425	412
7.750%, 11/1/2010	675	732
4.625%, 6/1/2013	200	186
5.450%, 12/15/2014	700	682
5.500%, 10/1/2015	600	586
Deutsche Telekom International Finance
3.875%, 7/22/2008	150	146
[4] 8.000%, 6/15/2010	1,425	1,590
5.250%, 7/22/2013	700	695
[4] 8.250%, 6/15/2030	1,700	2,198
France Telecom
[4] 7.750%, 3/1/2011	1,375	1,541
[4] 8.500%, 3/1/2031	1,300	1,753
GTE Corp.
6.940%, 4/15/2028	325	350
GTE North, Inc.
5.650%, 11/15/2008	200	200
Gannett Co., Inc.
6.375%, 4/1/2012	400	414
Grupo Televisa SA
6.625%, 3/18/2025	450	464
Koninklijke KPN NV
8.000%, 10/1/2010	800	880
New England Telephone & Telegraph Co.
7.875%, 11/15/2029	250	278
News America Holdings, Inc.
9.250%, 2/1/2013	1,550	1,887
8.150%, 10/17/2036	385	464
News America Inc.
5.300%, 12/15/2014	250	249
6.200%, 12/15/2034	175	174
[5] 6.400%, 12/15/2035	700	709
Nextel Communications
6.875%, 10/31/2013	600	625
5.950%, 3/15/2014	450	453
7.375%, 8/1/2015	825	870
Pacific Bell
7.125%, 3/15/2026	200	221
R.R. Donnelley & Sons Co.
3.750%, 4/1/2009	225	213
4.950%, 5/15/2010	275	268
4.950%, 4/1/2014	200	187
Reed Elsevier Capital
4.625%, 6/15/2012	100	97
SBC Communications, Inc.
4.125%, 9/15/2009	850	821
5.300%, 11/15/2010	200	201
6.250%, 3/15/2011	750	784
5.875%, 2/1/2012	270	278
5.875%, 8/15/2012	230	237
5.100%, 9/15/2014	1,200	1,175
5.625%, 6/15/2016	575	578
6.450%, 6/15/2034	400	417
6.150%, 9/15/2034	725	726
Sprint Capital Corp.
6.000%, 1/15/2007	500	505
6.125%, 11/15/2008	1,650	1,696
7.625%, 1/30/2011	700	773
8.375%, 3/15/2012	250	290
6.875%, 11/15/2028	350	384
8.750%, 3/15/2032	1,900	2,512
Telecom Italia Capital
4.000%, 11/15/2008	475	461
4.000%, 1/15/2010	950	906
4.875%, 10/1/2010	400	393
5.250%, 11/15/2013	850	834
4.950%, 9/30/2014	400	383
5.250%, 10/1/2015	1,000	970
6.375%, 11/15/2033	225	228
6.000%, 9/30/2034	325	314
Telecomunicaciones de Puerto Rico
6.800%, 5/15/2009	400	415
Telefonica Europe BV
7.750%, 9/15/2010	675	740
8.250%, 9/15/2030	450	559
Telefonos de Mexico SA
4.500%, 11/19/2008	200	197
4.750%, 1/27/2010	550	540
5.500%, 1/27/2015	550	541
Telus Corp.
7.500%, 6/1/2007	850	879
8.000%, 6/1/2011	1,075	1,208
Thomson Corp.
5.750%, 2/1/2008	800	813
5.500%, 8/15/2035	300	294
Time Warner Entertainment
7.250%, 9/1/2008	125	131
10.150%, 5/1/2012	200	243
8.375%, 3/15/2023	500	575
8.375%, 7/15/2033	100	118
Univision Communications, Inc.
7.850%, 7/15/2011	1,000	1,095
US Cellular
6.700%, 12/15/2033	350	347
Verizon Global Funding Corp.
4.000%, 1/15/2008	250	245
7.250%, 12/1/2010	700	761
6.875%, 6/15/2012	2,625	2,849
7.375%, 9/1/2012	1,375	1,535
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,475	1,488
Verizon New York, Inc.
6.875%, 4/1/2012	300	313
Vodafone AirTouch PLC
7.750%, 2/15/2010	550	603
7.875%, 2/15/2030	425	526
Vodafone Group PLC
3.950%, 1/30/2008	75	74
5.000%, 12/16/2013	1,025	1,011
5.000%, 9/15/2015	900	877
WPP Finance USA Corp.
5.875%, 6/15/2014	425	427
Consumer Cyclical (0.6%)
Brinker International
5.750%, 6/1/2014	200	201
CVS Corp.
4.000%, 9/15/2009	350	338
4.875%, 9/15/2014	275	266
Cendant Corp.
6.250%, 1/15/2008	425	433
7.375%, 1/15/2013	675	752
7.125%, 3/15/2015	200	224
Centex Corp.
5.450%, 8/15/2012	575	565
5.125%, 10/1/2013	750	717
5.250%, 6/15/2015	450	427
Costco Wholesale Corp.
5.500%, 3/15/2007	350	353
D.R. Horton, Inc.
4.875%, 1/15/2010	250	243
5.250%, 2/15/2015	680	638
DaimlerChrysler North America Holding Corp.
4.750%, 1/15/2008	1,000	991
4.050%, 6/4/2008	1,000	973
7.200%, 9/1/2009	300	317
4.875%, 6/15/2010	850	829
8.000%, 6/15/2010	1,300	1,423
7.750%, 1/18/2011	750	818
7.300%, 1/15/2012	1,175	1,270
6.500%, 11/15/2013	500	523
8.500%, 1/18/2031	150	182
Federated Department Stores, Inc.
6.790%, 7/15/2027	300	317
Ford Motor Credit Co.
4.950%, 1/15/2008	850	760
5.700%, 1/15/2010	350	297
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	513
7.500%, 1/15/2009	500	529
5.375%, 12/15/2013	225	219
5.625%, 6/1/2015	825	805
5.750%, 10/1/2017	650	631
Hilton Hotels Corp.
7.625%, 12/1/2012	1,000	1,079
Home Depot Inc.
3.750%, 9/15/2009	975	941
4.625%, 8/15/2010	700	696
Kohl's Corp.
6.000%, 1/15/2033	725	717
Lennar Corp.
[5] 5.125%, 10/1/2010	100	98
5.600%, 5/31/2015	775	750
Lowe's Cos., Inc.
5.000%, 10/15/2015	550	551
6.875%, 2/15/2028	367	429
Marriott International
4.625%, 6/15/2012	400	384
May Department Stores Co.
3.950%, 7/15/2007	75	74
5.750%, 7/15/2014	425	434
[3] 9.750%, 2/15/2021	93	114
6.650%, 7/15/2024	375	394
6.700%, 7/15/2034	250	267
Nordstrom, Inc.
6.950%, 3/15/2028	200	223
Pulte Homes, Inc.
4.875%, 7/15/2009	500	489
5.250%, 1/15/2014	75	72
5.200%, 2/15/2015	100	94
7.875%, 6/15/2032	150	167
6.375%, 5/15/2033	400	373
6.000%, 2/15/2035	100	89
Target Corp.
5.375%, 6/15/2009	1,650	1,677
5.875%, 3/1/2012	700	737
7.000%, 7/15/2031	175	213
6.350%, 11/1/2032	450	510
The Walt Disney Co.
5.375%, 6/1/2007	1,500	1,508
6.375%, 3/1/2012	250	265
7.000%, 3/1/2032	400	458
Time Warner, Inc.
6.150%, 5/1/2007	1,375	1,392
8.180%, 8/15/2007	700	730
6.750%, 4/15/2011	650	682
6.875%, 5/1/2012	250	266
9.150%, 2/1/2023	1,475	1,819
6.625%, 5/15/2029	200	200
7.625%, 4/15/2031	785	871
7.700%, 5/1/2032	290	326
Toll Brothers, Inc.
[5] 5.150%, 5/15/2015	400	370
Toyota Motor Credit Corp.
4.250%, 3/15/2010	2,200	2,154
Viacom Inc.
6.625%, 5/15/2011	585	609
5.625%, 8/15/2012	915	907
7.875%, 7/30/2030	400	453
5.500%, 5/15/2033	450	391
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,067
3.375%, 10/1/2008	1,075	1,037
6.875%, 8/10/2009	600	639
4.000%, 1/15/2010	550	532
4.125%, 7/1/2010	150	145
4.750%, 8/15/2010	600	596
4.125%, 2/15/2011	375	362
4.550%, 5/1/2013	775	757
4.500%, 7/1/2015	300	289
7.550%, 2/15/2030	700	893
Yum! Brands, Inc.
8.875%, 4/15/2011	750	860
7.700%, 7/1/2012	250	277
Consumer Noncyclical (0.8%)
Abbott Laboratories
3.500%, 2/17/2009	1,050	1,011
Aetna, Inc.
7.875%, 3/1/2011	250	281
Albertson's, Inc.
7.500%, 2/15/2011	700	720
8.000%, 5/1/2031	250	246
Altria Group, Inc.
5.625%, 11/4/2008	500	507
AmerisourceBergen Corp.
[5] 5.875%, 9/15/2015	675	678
Amgen Inc.
4.000%, 11/18/2009	750	727
4.850%, 11/18/2014	500	493
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	250	261
7.125%, 7/1/2017	400	419
6.800%, 8/20/2032	600	711
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	581
5.375%, 9/15/2035	725	695
AstraZeneca PLC
5.400%, 6/1/2014	350	360
Baxter International, Inc.
[5] 4.750%, 10/15/2010	500	492
4.625%, 3/15/2015	250	239
Boston Scientific
5.450%, 6/15/2014	825	818
6.250%, 11/15/2035	275	292
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,565
Bristol-Myers Squibb Co.
4.000%, 8/15/2008	500	489
5.750%, 10/1/2011	1,100	1,136
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	342
5.350%, 4/15/2014	475	471
5.100%, 7/15/2015	50	48
C.R. Bard, Inc.
6.700%, 12/1/2026	450	517
Campbell Soup Co.
6.750%, 2/15/2011	1,000	1,073
Cardinal Health, Inc.
4.000%, 6/15/2015	100	90
5.850%, 12/15/2017	150	152
Cia. Brasil de Bebidas AmBev
10.500%, 12/15/2011	280	345
8.750%, 9/15/2013	250	293
CIGNA Corp.
7.400%, 5/15/2007	300	309
Clorox Co.
4.200%, 1/15/2010	750	727
5.000%, 1/15/2015	325	320
Coca-Cola Enterprises Inc.
8.500%, 2/1/2022	125	164
8.000%, 9/15/2022	250	317
6.950%, 11/15/2026	750	868
ConAgra Foods, Inc.
7.875%, 9/15/2010	1,700	1,866
Diageo Capital PLC
3.500%, 11/19/2007	550	536
5.300%, 10/28/2015	625	632
Eli Lilly & Co.
6.000%, 3/15/2012	250	264
Genentech Inc.
4.400%, 7/15/2010	300	295
4.750%, 7/15/2015	150	146
5.250%, 7/15/2035	325	314
General Mills, Inc.
5.125%, 2/15/2007	850	852
6.000%, 2/15/2012	242	253
Gillette Co.
4.125%, 8/30/2007	400	395
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	680
5.375%, 4/15/2034	300	303
Grand Metropolitan Investment Corp.
9.000%, 8/15/2011	1,000	1,186
H.J. Heinz Co.
[4] 6.750%, 3/15/2032	500	549
Hospira, Inc.
4.950%, 6/15/2009	300	299
5.900%, 6/15/2014	200	207
Johnson & Johnson
3.800%, 5/15/2013	425	402
4.950%, 5/15/2033	250	245
Kellogg Co.
2.875%, 6/1/2008	250	238
6.600%, 4/1/2011	1,530	1,636
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	261
4.875%, 8/15/2015	650	649
Kraft Foods, Inc.
4.125%, 11/12/2009	1,025	992
5.625%, 11/1/2011	400	409
6.250%, 6/1/2012	550	581
5.250%, 10/1/2013	200	200
6.500%, 11/1/2031	875	964
Kroger Co.
7.800%, 8/15/2007	50	52
6.800%, 4/1/2011	375	393
6.200%, 6/15/2012	1,000	1,025
4.950%, 1/15/2015	500	469
7.500%, 4/1/2031	600	664
Laboratory Corp. of America
5.625%, 12/15/2015	325	326
Medtronic Inc.
[5] 4.375%, 9/15/2010	300	294
[5] 4.750%, 9/15/2015	550	536
Merck & Co.
4.375%, 2/15/2013	500	474
4.750%, 3/1/2015	250	240
6.400%, 3/1/2028	225	241
Molson Coors
4.850%, 9/22/2010	200	197
Newell Rubbermaid, Inc.
4.000%, 5/1/2010	500	474
PepsiAmericas Inc.
5.000%, 5/15/2017	450	440
Pfizer, Inc.
4.500%, 2/15/2014	1,375	1,344
Philip Morris Cos., Inc.
7.650%, 7/1/2008	450	477
7.750%, 1/15/2027	675	797
Procter & Gamble Co.
6.875%, 9/15/2009	750	801
4.950%, 8/15/2014	100	100
5.800%, 8/15/2034	625	665
Procter & Gamble Co. ESOP
[3] 9.360%, 1/1/2021	1,200	1,559
Quest Diagnostic, Inc.
[5] 5.450%, 11/1/2015	750	754
Safeway, Inc.
4.950%, 8/16/2010	350	339
6.500%, 3/1/2011	1,000	1,032
Sara Lee Corp.
6.125%, 11/1/2032	575	544
Schering-Plough Corp.
[4] 5.550%, 12/1/2013	575	586
[4] 6.750%, 12/1/2033	300	339
Sysco Corp.
5.375%, 9/21/2035	500	491
Tyson Foods, Inc.
8.250%, 10/1/2011	600	674
Unilever Capital Corp.
7.125%, 11/1/2010	950	1,036
5.900%, 11/15/2032	250	263
UnitedHealth Group, Inc.
5.200%, 1/17/2007	700	702
3.375%, 8/15/2007	150	147
4.125%, 8/15/2009	675	656
5.000%, 8/15/2014	350	348
4.875%, 3/15/2015	250	246
WellPoint Inc.
3.750%, 12/14/2007	425	415
4.250%, 12/15/2009	175	169
6.375%, 1/15/2012	200	213
5.000%, 12/15/2014	125	123
5.950%, 12/15/2034	350	363
6.800%, 8/1/2012	550	601
Wrigley Co.
4.300%, 7/15/2010	600	589
4.650%, 7/15/2015	300	293
Wyeth
[4] 4.375%, 3/1/2008	500	494
[4] 6.950%, 3/15/2011	500	539
[4] 5.500%, 3/15/2013	250	253
5.500%, 2/1/2014	700	710
6.450%, 2/1/2024	400	432
6.500%, 2/1/2034	200	219
[5] 6.000%, 2/15/2036	1,125	1,154
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	924
Amerada Hess Corp.
6.650%, 8/15/2011	425	458
7.875%, 10/1/2029	625	759
Anadarko Finance Co.
6.750%, 5/1/2011	875	944
7.500%, 5/1/2031	725	888
Apache Finance Canada
7.750%, 12/15/2029	225	297
Baker Hughes, Inc.
6.875%, 1/15/2029	400	476
BP Capital Markets PLC
2.750%, 12/29/2006	450	441
2.625%, 3/15/2007	800	780
Burlington Resources, Inc.
6.680%, 2/15/2011	375	404
6.500%, 12/1/2011	300	325
7.400%, 12/1/2031	600	762
Canadian Natural Resources
5.450%, 10/1/2012	650	664
7.200%, 1/15/2032	75	88
ChevronTexaco Capital Co.
3.500%, 9/17/2007	750	735
3.375%, 2/15/2008	450	437
Conoco Funding Co.
6.350%, 10/15/2011	175	187
Devon Financing Corp.
7.875%, 9/30/2031	1,200	1,529
Diamond Offshore Drilling
4.875%, 7/1/2015	100	97
Encana Corp.
4.600%, 8/15/2009	425	420
4.750%, 10/15/2013	25	24
Encana Holdings Finance Corp.
5.800%, 5/1/2014	50	52
Halliburton Co.
5.500%, 10/15/2010	250	256
Marathon Oil Corp.
6.125%, 3/15/2012	400	424
6.800%, 3/15/2032	250	289
Nexen, Inc.
5.050%, 11/20/2013	400	395
7.875%, 3/15/2032	100	125
Norsk Hydro
6.360%, 1/15/2009	500	521
7.250%, 9/23/2027	300	372
7.150%, 1/15/2029	250	308
Occidental Petroleum
6.750%, 1/15/2012	625	689
7.200%, 4/1/2028	400	493
Ocean Energy, Inc.
4.375%, 10/1/2007	250	247
PanCanadian Energy Corp.
7.200%, 11/1/2031	225	273
Petro-Canada
4.000%, 7/15/2013	800	742
7.875%, 6/15/2026	100	125
5.350%, 7/15/2033	450	423
5.950%, 5/15/2035	500	511
Petro-Canada Financial Partnership
5.000%, 11/15/2014	25	24
PF Export Receivables Master Trust
[3,5] 6.600%, 12/1/2011	1,325	1,339
Phillips Petroleum Co.
8.750%, 5/25/2010	1,325	1,522
Sunoco, Inc.
4.875%, 10/15/2014	175	171
Talisman Energy, Inc.
5.125%, 5/15/2015	100	99
Tosco Corp.
8.125%, 2/15/2030	1,900	2,559
Transocean Sedco Forex, Inc.
7.500%, 4/15/2031	300	378
XTO Energy, Inc.
6.250%, 4/15/2013	250	266
5.000%, 1/31/2015	200	195
5.300%, 6/30/2015	150	149

Technology (0.2%)
Affiliated Computer Services
4.700%, 6/1/2010	100	91
5.200%, 6/1/2015	75	64
Computer Associates Inc.
[4,5] 5.000%, 12/1/2009	500	487
Computer Sciences Corp.
3.500%, 4/15/2008	250	241
Deluxe Corp.
3.500%, 10/1/2007	175	166
Electronic Data Systems
7.125%, 10/15/2009	175	185
7.450%, 10/15/2029	125	133
[4] 6.500%, 8/1/2013	425	438
First Data Corp.
4.500%, 6/15/2010	200	192
5.625%, 11/1/2011	300	302
4.850%, 10/1/2014	950	894
4.950%, 6/15/2015	275	259
Harris Corp.
5.000%, 10/1/2015	425	412
Hewlett-Packard Co.
5.750%, 12/15/2006	500	504
3.625%, 3/15/2008	700	683
International Business Machines Corp.
6.450%, 8/1/2007	1,000	1,025
3.800%, 2/1/2008	175	171
5.375%, 2/1/2009	325	330
4.750%, 11/29/2012	1,000	991
7.125%, 12/1/2096	950	1,148
Motorola, Inc.
7.625%, 11/15/2010	980	1,092
8.000%, 11/1/2011	100	115
7.500%, 5/15/2025	325	390
6.500%, 11/15/2028	175	192
Pitney Bowes Credit Corp.
5.750%, 8/15/2008	375	383
Pitney Bowes, Inc.
4.750%, 1/15/2016	1,350	1,305
Science Applications International Corp.
6.250%, 7/1/2012	100	104
5.500%, 7/1/2033	100	96

Transportation (0.2%)
American Airlines, Inc.
[3] 6.855%, 4/15/2009	399	407
7.024%, 10/15/2009	600	619
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,000	1,089
7.000%, 12/15/2025	200	233
Canadian National Railway Co.
4.250%, 8/1/2009	300	293
6.800%, 7/15/2018	775	878
6.250%, 8/1/2034	350	384
Canadian Pacific Rail
7.125%, 10/15/2031	450	549
CNF, Inc.
6.700%, 5/1/2034	350	368
Continental Airlines, Inc.
[3] 6.648%, 9/15/2017	682	675
CSX Corp.
6.750%, 3/15/2011	400	429
6.300%, 3/15/2012	1,000	1,066
ERAC USA Finance Co.
[5] 7.350%, 6/15/2008	475	499
FedEx Corp.
2.650%, 4/1/2007	325	317
3.500%, 4/1/2009	400	382
Mass Transit Railway Corp.
7.500%, 11/8/2010	300	332
Norfolk Southern Corp.
6.200%, 4/15/2009	1,250	1,295
7.700%, 5/15/2017	400	477
9.750%, 6/15/2020	116	165
5.590%, 5/17/2025	72	73
7.250%, 2/15/2031	78	95
7.050%, 5/1/2037	200	239
7.900%, 5/15/2097	100	132
Southwest Airlines Co.
6.500%, 3/1/2012	650	686
5.125%, 3/1/2017	400	375
Union Pacific Corp.
3.625%, 6/1/2010	1,000	940
6.125%, 1/15/2012	100	106
7.125%, 2/1/2028	600	711
6.625%, 2/1/2029	200	226

Other (0.0%)
Black & Decker Corp.
4.750%, 11/1/2014	625	588
Cooper Industries, Inc.
[5] 5.250%, 11/15/2012	425	425
Dover Corp.
4.875%, 10/15/2015	225	221
Hughes Supply Inc.
5.500%, 10/15/2014	425	412
Plum Creek Timber Co.
5.875%, 11/15/2015	400	406
Rockwell International Corp.
6.700%, 1/15/2028	200	231

		303,487

Utilities (0.7%) Electric (0.5%)
AEP Texas Central Co.
5.500%, 2/15/2013	550	562
6.650%, 2/15/2033	400	438
Alabama Power Co.
3.500%, 11/15/2007	400	390
5.500%, 10/15/2017	1,300	1,329
American Electric Power Co., Inc.
5.375%, 3/15/2010	325	328
Arizona Public Service Co.
5.800%, 6/30/2014	100	103
4.650%, 5/15/2015	775	736
5.500%, 9/1/2035	100	95
Boston Edison Co.
4.875%, 4/15/2014	225	222
CenterPoint Energy Houston
5.700%, 3/15/2013	1,425	1,463
Cincinnati Gas & Electric Co.
5.700%, 9/15/2012	675	694
Cleveland Electric Illumination Co.
7.880%, 11/1/2017	200	244
Columbus Southern Power
5.850%, 10/1/2035	400	402
Commonwealth Edison Co.
3.700%, 2/1/2008	350	340
6.150%, 3/15/2012	350	360
Consolidated Edison, Inc.
5.375%, 12/15/2015	125	127
5.300%, 3/1/2035	200	193
Constellation Energy Group, Inc.
6.125%, 9/1/2009	825	853
7.000%, 4/1/2012	500	546
4.550%, 6/15/2015	500	471
7.600%, 4/1/2032	250	301
Consumers Energy Co.
4.250%, 4/15/2008	175	171
5.000%, 2/15/2012	725	708
5.375%, 4/15/2013	175	174
5.500%, 8/15/2016	425	420
Detroit Edison Co.
5.700%, 10/1/2037	125	122
Dominion Resources, Inc.
6.300%, 3/15/2033	750	771
5.250%, 8/1/2033	200	196
DTE Energy Co.
7.050%, 6/1/2011	250	270
Duke Energy Corp.
6.250%, 1/15/2012	1,225	1,294
5.625%, 11/30/2012	500	514
El Paso Electric Co.
6.000%, 5/15/2035	175	175
Energy East Corp.
6.750%, 6/15/2012	500	548
Entergy Gulf States, Inc.
3.600%, 6/1/2008	250	240
Exelon Corp.
4.900%, 6/15/2015	500	478
FirstEnergy Corp.
6.450%, 11/15/2011	750	795
7.375%, 11/15/2031	850	1,004
Florida Power & Light Co.
4.850%, 2/1/2013	250	248
5.950%, 10/1/2033	100	106
5.625%, 4/1/2034	225	228
4.950%, 6/1/2035	200	183
5.400%, 9/1/2035	425	416
Florida Power Corp.
4.500%, 6/1/2010	700	687
HQI Transelec Chile SA
7.875%, 4/15/2011	305	338
Jersey Central Power & Light
5.625%, 5/1/2016	350	361
Kansas City Power & Light
[5] 6.050%, 11/15/2035	200	206
MidAmerican Energy Co.
6.750%, 12/30/2031	1,050	1,200
MidAmerican Energy Holdings Co.
5.875%, 10/1/2012	750	772
5.000%, 2/15/2014	300	291
National Rural Utilities Cooperative Finance Corp.
6.500%, 3/1/2007	425	433
7.250%, 3/1/2012	150	167
4.750%, 3/1/2014	700	687
8.000%, 3/1/2032	600	793
NiSource Finance Corp.
7.875%, 11/15/2010	250	278
5.400%, 7/15/2014	675	675
Oncor Electric Delivery Co.
6.375%, 1/15/2015	175	186
7.250%, 1/15/2033	600	705
PacifiCorp
6.900%, 11/15/2011	500	546
5.250%, 6/15/2035	475	442
Pacific Gas & Electric Co.
3.600%, 3/1/2009	850	815
4.200%, 3/1/2011	225	215
4.800%, 3/1/2014	150	146
6.050%, 3/1/2034	1,300	1,347
Pepco Holdings, Inc.
5.500%, 8/15/2007	500	503
6.450%, 8/15/2012	175	184
PPL Electric Utilities Corp.
6.250%, 8/15/2009	800	829
PPL Energy Supply LLC
6.400%, 11/1/2011	250	264
PSE&G Power LLC
6.950%, 6/1/2012	400	434
5.500%, 12/1/2015	950	942
8.625%, 4/15/2031	550	724
Progress Energy, Inc.
6.050%, 4/15/2007	450	455
7.750%, 3/1/2031	200	241
7.000%, 10/30/2031	550	611
Public Service Co. of Colorado
4.375%, 10/1/2008	725	715
Public Service Co. of New Mexico
4.400%, 9/15/2008	750	737
Puget Sound Energy Inc.
5.483%, 6/1/2035	100	98
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	527
5.300%, 5/15/2033	275	272
Southern California Edison Co.
5.000%, 1/15/2016	400	395
6.000%, 1/15/2034	675	714
5.750%, 4/1/2035	275	281
TXU Energy Co.
6.125%, 3/15/2008	500	509
Union Electric Co.
5.400%, 2/1/2016	350	354
United Utilities PLC
5.375%, 2/1/2019	700	685
Virginia Electric & Power Co.
5.375%, 2/1/2007	1,525	1,531
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	202
Xcel Energy, Inc.
7.000%, 12/1/2010	300	323

Natural Gas (0.2%)
Atmos Energy Corp.
4.000%, 10/15/2009	500	477
4.950%, 10/15/2014	1,000	962
Boardwalk Pipelines LLC
5.500%, 2/1/2017	200	199
Consolidated Natural Gas
5.000%, 12/1/2014	350	339
Duke Energy Field Services
7.875%, 8/16/2010	275	305
Enbridge Energy Partners
4.900%, 3/1/2015	325	320
Energy Transfer Partners LP
[5] 5.650%, 8/1/2012	275	271
5.950%, 2/1/2015	300	299
Enron Corp.
** 9.125%, 4/1/2003	700	252
** 7.125%, 5/15/2007	300	108
** 6.875%, 10/15/2007	1,000	360
Enterprise Products Operating LP
4.950%, 6/1/2010	475	466
5.600%, 10/15/2014	600	600
6.875%, 3/1/2033	150	160
6.650%, 10/15/2034	150	156
KN Energy, Inc.
7.250%, 3/1/2028	100	112
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	475	466
5.800%, 3/15/2035	300	286
Kinder Morgan, Inc.
6.500%, 9/1/2012	2,075	2,196
Oneok Inc.
5.200%, 6/15/2015	300	290
6.000%, 6/15/2035	275	270
San Diego Gas & Electric
5.300%, 11/15/2015	350	353
5.350%, 5/15/2035	100	98
Sempra Energy
7.950%, 3/1/2010	100	110
6.000%, 2/1/2013	200	206
Southern California Gas Co.
5.750%, 11/15/2035	725	742
Texas Gas Transmission
4.600%, 6/1/2015	250	237
Trans-Canada Pipelines
4.000%, 6/15/2013	750	702
Yosemite Security Trust
** 5 8.250%, 11/15/2004	4,000	2,270

		56,690

Total Corporate Bonds
(Cost $832,070)		830,821

Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)

African Development Bank
3.250%, 8/1/2008	600	582
Asian Development Bank
4.875%, 2/5/2007	2,400	2,408
4.500%, 9/4/2012	500	502
5.593%, 7/16/2018	500	535
Bayerische Landesbank
6.625%, 6/25/2007	250	257
2.875%, 10/15/2008	500	475
Canadian Government
5.250%, 11/5/2008	450	458
Canadian Mortgage & Housing
2.950%, 6/2/2008	400	385
China Development Bank
4.750%, 10/8/2014	450	439
5.000%, 10/15/2015	175	172
Corp. Andina de Fomento
5.200%, 5/21/2013	225	224
Development Bank of Japan
4.250%, 6/9/2015	250	240
Eksportfinans
4.750%, 12/15/2008	1,175	1,178
European Investment Bank
4.625%, 3/1/2007	3,800	3,800
2.375%, 6/15/2007	250	243
3.125%, 10/15/2007	1,000	978
3.875%, 8/15/2008	1,625	1,604
4.000%, 3/3/2010	1,400	1,362
4.625%, 5/15/2014	2,000	2,007
Export Development Canada
4.000%, 8/1/2007	350	346
Export-Import Bank of Korea
4.500%, 8/12/2009	725	711
4.625%, 3/16/2010	200	196
5.125%, 3/16/2015	150	149
Federation of Malaysia
8.750%, 6/1/2009	500	558
7.500%, 7/15/2011	250	280
Financement Quebec
5.000%, 10/25/2012	500	505
Hellenic Republic
6.950%, 3/4/2008	525	548
Instituto de Credito Oficial
6.000%, 5/19/2008	750	775
Inter-American Development Bank
6.375%, 10/22/2007	608	628
5.750%, 2/26/2008	750	768
5.375%, 11/18/2008	175	180
5.625%, 4/16/2009	3,000	3,103
8.500%, 3/15/2011	175	203
7.000%, 6/15/2025	250	314
International Bank for Reconstruction & Development
4.125%, 6/24/2009	325	321
4.125%, 8/12/2009	1,775	1,753
International Finance Corp.
3.000%, 4/15/2008	700	676
Japan Finance Corp.
4.625%, 4/21/2015	500	490
Korea Development Bank
4.750%, 7/20/2009	900	890
4.625%, 9/16/2010	600	587
5.750%, 9/10/2013	1,100	1,138
Korea Electric Power
7.750%, 4/1/2013	750	869
Kreditanstalt fur Wiederaufbau
3.250%, 7/16/2007	5,100	5,011
4.625%, 11/17/2008	2,125	2,125
4.250%, 6/15/2010	800	788
Landwirtschaftliche Rentenbank
3.375%, 11/15/2007	1,200	1,175
3.250%, 6/16/2008	300	290
3.875%, 9/4/2008	1,000	980
3.625%, 10/20/2009	225	217
Nordic Investment Bank
3.125%, 4/24/2008	400	387
Oesterreichische Kontrollbank
5.125%, 3/20/2007	1,550	1,559
Ontario Hydro Electric
6.100%, 1/30/2008	500	514
7.450%, 3/31/2013	600	701
Pemex Project Funding Master Trust
8.500%, 2/15/2008	475	505
[4] 7.875%, 2/1/2009	1,070	1,144
9.125%, 10/13/2010	250	288
[4] 8.000%, 11/15/2011	100	112
[5] 5.750%, 12/15/2015	1,225	1,218
[4] 8.625%, 2/1/2022	600	733
[5] 6.625%, 6/15/2035	350	350
People's Republic of China
7.300%, 12/15/2008	200	213
4.750%, 10/29/2013	200	196
Province of British Columbia
5.375%, 10/29/2008	1,000	1,022
Province of Manitoba
7.500%, 2/22/2010	1,000	1,104
Province of New Brunswick
3.500%, 10/23/2007	500	491
Province of Nova Scotia
5.750%, 2/27/2012	250	262
Province of Ontario
^ 3.350%, 7/16/2007	925	907
5.500%, 10/1/2008	150	153
3.625%, 10/21/2009	225	217
5.125%, 7/17/2012	1,800	1,846
4.500%, 2/3/2015	575	562
Province of Quebec
5.750%, 2/15/2009	1,000	1,031
5.000%, 7/17/2009	1,250	1,260
4.600%, 5/26/2015	350	342
7.125%, 2/9/2024	400	497
7.500%, 9/15/2029	1,000	1,328
Quebec Hydro Electric
6.300%, 5/11/2011	2,000	2,117
8.400%, 1/15/2022	500	682
Region of Lombardy, Italy
5.804%, 10/25/2032	500	543
Republic of Chile
5.625%, 7/23/2007	925	935
7.125%, 1/11/2012	350	388
5.500%, 1/15/2013	100	103
Republic of Finland
4.750%, 3/6/2007	250	251
Republic of Hungary
4.750%, 2/3/2015	1,100	1,076
Republic of Italy
2.750%, 12/15/2006	1,675	1,651
3.625%, 9/14/2007	1,500	1,475
3.750%, 12/14/2007	500	492
4.000%, 6/16/2008	1,000	985
6.000%, 2/22/2011	875	923
5.625%, 6/15/2012	4,325	4,518
4.500%, 1/21/2015	1,375	1,332
6.875%, 9/27/2023	125	150
5.375%, 6/15/2033	1,400	1,438
Republic of Korea
8.875%, 4/15/2008	950	1,041
4.250%, 6/1/2013	500	474
4.875%, 9/22/2014	925	908
Republic of Poland
6.250%, 7/3/2012	625	663
5.000%, 10/19/2015	375	374
Republic of South Africa
7.375%, 4/25/2012	1,175	1,309
6.500%, 6/2/2014	650	704
8.500%, 6/23/2017	250	314
State of Israel
4.625%, 6/15/2013	200	196
Swedish Export Credit Corp.
2.875%, 1/26/2007	425	418
4.125%, 10/15/2008	400	395
United Mexican States
8.625%, 3/12/2008	125	134
4.625%, 10/8/2008	1,050	1,040
10.375%, 2/17/2009	1,500	1,727
9.875%, 2/1/2010	500	587
8.375%, 1/14/2011	4,000	4,560
7.500%, 1/14/2012	250	279
6.375%, 1/16/2013	1,300	1,385
5.875%, 1/15/2014	750	776
6.625%, 3/3/2015	925	1,011
11.375%, 9/15/2016	100	148
8.125%, 12/30/2019	450	551
8.300%, 8/15/2031	1,450	1,856
7.500%, 4/8/2033	250	295
6.750%, 9/27/2034	700	763

Total Sovereign Bonds
(Cost $103,841)		104,332

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	750	735
5.100%, 6/1/2033	3,100	3,047
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	650	670
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	545
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	15	14
4.252%, 1/1/2016	335	319
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	268
5.892%, 6/1/2027	375	405
Oregon School Board Assn
5.528%, 6/30/2028	125	129
Wisconsin Public Service Rev
4.800%, 5/1/2013	275	273
5.700%, 5/1/2026	325	344

Total Taxable Municipal Bonds
(Cost $6,372)		6,749

Temporary Cash Investments (0.7%)[1]

U.S. Government Obligation (0.1%)

[2] Federal National Mortgage Assn
[6] 3.969%, 1/11/2006	3,000	2,997

	Shares

Money Market Fund (0.6%)
[7] Vanguard Market Liquidity Fund, 4.274%	27,944,466	27,944
[7] Vanguard Market Liquidity Fund, 4.274%	21,543,861	21,544

		49,488

Total Temporary Cash Investments
(Cost $52,485)		52,485

Total Investments (100.1%)
(Cost $6,791,794)		7,977,147

Other Assets and Liabilities—Net (-0.1%)	(4,556)

Net Assets (100%)		7,972,591

*Non-income-producing security.
**Non-income-producing security—security in default.
  ^Part of security position is on loan to broker/dealers.
  1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.0% and 0.5%, respectively, of net assets.
  2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
  3 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
  4 Adjustable-rate note.
  5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $20,717,000, representing 0.3% of net assets.
  6 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
  7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Balanced Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund, (the “Fund”) as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 9, 2006. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2005. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 9, 2006

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Balanced Index Fund We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Balanced Index Fund (the “Fund”) as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 9, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments as of December 31, 2005 appearing in Item 6 of this Form N-CSR. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2006

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.